UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 10/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
October 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund

Dear Shareholder,
The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks.
International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
10.91% 42.91%
U.S. small cap equities
(Russell 2000
®
Index)
1.85 50.80
International equities
(MSCI Europe, Australasia,
Far East Index)
4.14 34.18
Emerging market equities
(MSCI Emerging Markets
Index)
(4.87) 16.96
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.06
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.59 (4.77)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.06 (0.48)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.33 2.76
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.36 10.53
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG Emerging Markets Equity Fund
Investment Objective
BlackRock Advantage ESG Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
On July 27, 2021, the Board of Trustees of the Trust (the "Board") approved a proposal to change the name of the Fund from BlackRock Advantage ESG Emerging
Markets Equity Fund to BlackRock Sustainable Advantage Emerging Markets Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes will be effective on December 1, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ending October 31, 2021, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
Overall, the Fund struggled against a highly volatile macroeconomic and market backdrop during the period. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 produced strong equity performance early in the period, but this reversed in the third quarter of 2021, as emerging market
("EM") equities struggled amid macroeconomic and policy concerns related to China. Electricity shortages, a potential debt default from Chinese real estate developer
Evergrande, and ongoing regulatory uncertainty kept EM markets under pressure. The period also saw considerable volatility across market style preferences. Early in the period, investors preferred value styles. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions.
This pro-growth theme persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.
Both stock selection and macro thematic positioning proved to be substantial detractors from relative performance. Unsurprisingly, China-specific insights, such as measures that evaluate hiring trends, drove losses in the period, as the pro-growth quality positioning struggled amid eroding economic expectations. The Fund experienced bifurcated performance across environmental. Social and governance (‘ESG”) insights, and its ESG-related measures, which lean in a pro-growth direction, declined during the value rotation in September 2021. Environmental measures especially struggled, given their negative sensitivity to the sharp run-up in commodities prices. The Fund's macro positioning detracted as well, as an overweight position in Taiwan and to Asia EM more broadly suffered from heightened political volatility. An underweight to energy also detracted amid the strong oil-price environment.
Despite these factors, select sentiment measures proved to be key contributors to performance, providing some portfolio ballast. Specifically, faster-moving insights designed to evaluate analyst sentiment and online transaction data were top performers as they prompted more favorable positioning in the Fund's holdings. Moreover, some ESG signals fared well despite the overall negative impact from ESG insights in the aggregate. Specifically, social-related measures that evaluate management diversity benefited performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from sector and country positioning perspectives. The Fund had slight overweight positions in the real estate and utilities sectors and maintained slight underweights in consumer discretionary and communication services stocks. From a geographical perspective, the Fund had slight overweights to South Africa and maintained underweights to Russia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock Advantage ESG Emerging Markets Equity Fund
Performance
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (6.05)% 14.91% N/A 13.18% N/A
Investor A ............................................................... (6.14) 14.72 8.70% 12.94 7.98%
Class K ................................................................ (5.95) 15.06 N/A 13.30 N/A
MSCI Emerging Markets Index
(d)
.............................................. (4.87) 16.96 N/A 14.09 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An index that captures large- and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 939.50 $ 4.20 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
Investor A ................................ 1,000.00 938.60 5.42 1,000.00 1,019.61 5.65 1.11
Class K .................................. 1,000.00 940.50 3.96 1,000.00 1,021.12 4.13 0.81
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 33%
Taiwan ........................................... 15
South Korea ....................................... 11
India ............................................ 11
South Africa ....................................... 5
Brazil ............................................ 4
Malaysia ......................................... 3
United States ...................................... 3
Mexico ........................................... 2
Russia ........................................... 2
Thailand .......................................... 2
Chile ............................................ 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 2
Other Assets Less Liabilities ............................ 1
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG International Equity Fund
Investment Objective
BlackRock Advantage ESG International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
On July 27, 2021, the Board of Trustees of the Trust (the "Board") approved a proposal to change the name of the Fund from BlackRock Advantage ESG International Equity
Fund to BlackRock Sustainable Advantage International Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process.
These changes will be effective on December 1, 2021.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ending October 31, 2021, the Fund outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment. The continuation of the strong reflationary market tone across the United States, China and Europe from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in
June prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.
Sentiment measures were the most significant contributors to the Fund's relative performance, as they correctly positioned the Fund across the ever-changing market backdrop. Specifically, faster-moving insights that look at internet search trends and mobile app usage were top contributors, as they motivated overweight positions in the food & staples retailing industry. Country-specific sentiment measures that focus on online sales in China also added to performance. The Fund experienced bifurcated performance across environmental, social and governance (“ESG”) insights, as select ESG measures performed well. For instance, a risk mitigation insight that looks at potential controversies, along with social-related insights that concentrate on employee diversity and employee sentiment, benefited performance. Finally, efficiency-related fundamental measures also performed well. Specifically, insights designed to evaluate efficient cash usage contributed amid the volatile environment.
Conversely, the fundamental-related measures that have a growth orientation detracted from the Fund's relative performance. Nontraditional measures of company quality, such as an insight that prefers founder-led ownership structures, weighed on performance amid shifting style preferences in the market. In addition, some ESG-related measures that lean in a pro-growth direction declined during the value rotation in September. Specifically, environmental measures, such as insights designed to track investor positioning in ESG-related holdings and that look at "green" patents, struggled due to their negative sensitivity to the sharp run-up in commodities prices. Similarly, an insight that prefers companies issuing certified "green" bonds was a top detractor amid uncertainty about the future shape of the yield curve.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from sector and country-positioning perspectives. The Fund had slight overweight positions in the information technology and industrials sectors and maintained slight underweights in health care and utilities stocks. From a geographical perspective, the
Fund had slight overweights to Israel and maintained underweights to Switzerland.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock Advantage ESG International Equity Fund
Performance
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. 4.42% 34.57% N/A 21.91% N/A
Investor A ............................................................... 4.25 34.28 27.23% 21.58 16.25%
Class K ................................................................ 4.43 34.61 N/A 21.94 N/A
MSCI EAFE Index
(d)
...................................................
4.14 34.18 N/A 21.00 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and services fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,044.20 $ 2.52 $ 1,000.00 $ 1,022.74 $ 2.50 0.49%
Investor A ................................ 1,000.00 1,042.50 3.86 1,000.00 1,021.42 3.82 0.75
Class K .................................. 1,000.00 1,044.30 2.32 1,000.00 1,022.94 2.29 0.45
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Fund Summary
as of October 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG International Equity Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22%
United Kingdom ..................................... 11
France ........................................... 10
Switzerland ........................................ 9
Germany ......................................... 8
Australia .......................................... 7
Netherlands ....................................... 6
Sweden .......................................... 3
Denmark ......................................... 3
Hong Kong ........................................ 3
Finland .......................................... 3
United States ...................................... 3
Spain ............................................ 2
Belgium .......................................... 1
Israel ............................................ 1
Italy ............................................. 1
Other
(a)
........................................... 6
Short-Term Securities ................................. 1
Other Assets Less Liabilities ............................ —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of October 31, 2021

Fund Summary
BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2021, the Fund underperformed its benchmark, the MSCI All Country World Index (“ACWI”).
What factors influenced performance?
Allocations to small-cap equities and large-cap growth stocks were key detractors from performance. This was due to a combination of idiosyncratic stock events, growth and value factor rotation, and market participants’ preference for stable large-cap companies amid persistent worries about inflation. Holdings in the emerging markets also weighed on Fund performance. Specifically, Chinese education-technology providers, including 17 Education and Technology Group, Inc. and New Oriental Education &
Technology Group, Inc. detracted due to significant regulatory headwinds. Private online tutoring companies were compelled to convert to not-for-profit status as part of the country’s “common prosperity” initiatives. The investment adviser sold both stocks and pivoted toward U.S. education companies. The Fund’s holdings in Brazil also came under pressure as the country continued to combat waves of COVID-19 infections.
Holdings in several stocks that had strongly outperformed in 2020 but fell out of favor as the global economy emerged from the pandemic lockdown detracted, as well. Zero weightings in energy and diversified financials, both of which outpaced the broader index, further weighed on relative performance.
On the positive side, theme diversification and stock selection contributed to performance. Specifically, having exposure to themes that were less vulnerable to inflation concerns and the value/growth rotation helped results. These included the Fund’s public health and safety & security themes. Shares of Danaher Corp., a U.S.-based provider of innovative diagnostics tools held in the public health theme, rallied as the company stayed on a trajectory of highly profitable growth. Zoetis, Inc., the world's largest producer of medicine and vaccinations for animals, was another top performer in the theme. Nuance Communications, Inc., a physician voice recognition and transcription company that also was held in the public health theme, moved sharply higher after being acquired by Microsoft Corp. Within the safety & security theme, the cybersecurity solutions provider Rapid7, Inc. was a top contributor. The Fund’s green energy theme also added value.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage and higher-growth companies, the investment adviser increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
The investment adviser trimmed or exited positions in certain areas where stock prices exceeded its most bullish price targets. This activity was most notable in renewable energy, an industry that faced headwinds from rising interest rates and concerns about valuations. The Fund redeployed the proceeds of these sales into more underappreciated environmental stocks.
In an effort to manage the risk of rising inflation, the investment adviser increased the Fund’s allocations to areas that are less susceptible to price pressures. This led to an increased weighting in large-cap companies, particularly in the public health and financial & digital inclusion themes.
Describe portfolio positioning at period end.
The Fund retained its large allocation to the public health theme. While the investment adviser maintains its conviction that many of the important healthcare trends that emerged in 2020 are set to continue, it shifted the portfolio’s positioning from companies that strongly benefited from the virus to those focused on bringing more digitization and efficiency to the healthcare system.
Within the environmental portion of the portfolio, the investment adviser continued to favor less appreciated renewable companies and sought to capitalize on opportunities in green energy through the efficiency, electrification and digitization theme.
The investment adviser continued to observe positive structural trends in the sustainable food theme. The global food system will need to increase its production in a sustainable fashion by 2050, while developing less carbon-intensive methods. This remains an area of focus for the investment adviser’s research, and it believes the innovative sustainable food companies held in the portfolio are well positioned for long-term growth.
Regionally, the investment adviser has a favorable view on the United States due to the outlook for increased infrastructure spending. It also favors the Asian developed markets over emerging markets from a valuation perspective.
The investment adviser continues to search for underappreciated drivers of long-term returns. It seeks to use its deep engagements and partnerships with portfolio companies to learn more about their strategic directions and to uncover business risks that could arise from macro events. The investment adviser strives to understand the strong links between impact outcomes and company performance, while using engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Performance
Expense Example
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (0.19)% 26.89% N/A 37.83% N/A
Investor A ............................................................... (0.34) 26.55 19.90% 37.49 32.41%
Class K ................................................................ (0.17) 27.10 N/A 37.99 N/A
MSCI All Country World Index
(d)
............................................... 7.01 37.28 N/A 33.05 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(c)
The Fund commenced operations on May 27, 2020.
(d)
An index that captures large- and mid-cap representation across certain developed markets certain emerging markets.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 998.10 $ 4.28 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 996.60 5.54 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 998.30 3.78 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock Global Impact Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 53%
Japan ........................................... 7
United Kingdom ..................................... 5
Denmark ......................................... 5
Netherlands ....................................... 4
Indonesia ......................................... 3
Canada .......................................... 3
Spain ............................................ 3
India ............................................ 2
Germany ......................................... 2
Argentina ......................................... 2
Kenya ........................................... 2
Brazil ............................................ 2
South Korea ....................................... 2
France ........................................... 2
Colombia ......................................... 1
Other
(a)
........................................... 2
Short-Term Securities ................................. 8
Liabilities in Excess of Other Assets ....................... (8)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period that ended October 31, 2021, the Fund underperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
Holdings in the emerging markets weighed on relative performance. Specifically, Chinese education-technology companies, including 17 Education and Technology Group,
Inc. and New Oriental Education & Technology Group, Inc. detracted due to significant regulatory headwinds. Private online tutoring companies were compelled to convert to not-for-profit status as part of the country’s “common prosperity” initiatives. The investment adviser sold both stocks and pivoted toward U.S. education companies. The
Fund’s holdings in Brazil also came under pressure as the country continued to combat waves of COVID-19 infections.
Holdings in several stocks that had strongly outperformed in 2020 but fell out of favor as the global economy emerged from lockdown detracted, as well. Zero weightings in energy and diversified financials, both of which outpaced the broader index, further weighed on relative performance.
On the positive side, theme diversification and stock selection contributed to performance. Financial & digital inclusion and safety & security were top performers at the thematic level. In the former, 360 Digitech, Inc.—a Chinese company that enables financial institutions to provide better and targeted products and services to a broader consumer base—contributed to performance. The cybersecurity solutions provider Mimecast, Inc. was a top contributor in the safety & security theme. The green energy theme, which benefited from holdings in less appreciated renewable stocks, further helped results.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage and higher-growth companies, the investment adviser increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
In an effort to manage the risk of rising inflation, the investment adviser increased the Fund’s allocations to areas that are less susceptible to price pressures. This led to an increased weighting in large-cap companies, particularly in the public health and financial & digital inclusion themes.
Describe portfolio positioning at period end.
The Fund retained a large allocation to the public health theme. While the investment adviser maintains its conviction that many of the important healthcare trends that emerged in 2020 are set to continue, it shifted the portfolio’s positioning from companies that strongly benefited from the virus to those focused on bringing more digitization and efficiency to the healthcare system.
Within the environmental portion of the portfolio, the investment adviser continued to favor less appreciated renewable companies and seek to capitalize on opportunities in green energy through the efficiency, electrification and digitization theme.
The investment adviser continued to observe positive structural trends in the sustainable food theme. The global food system will need to increase its production in a sustainable fashion by 2050, while developing less carbon-intensive methods. This remains an area of focus for the investment advisers research, and it believes the innovative sustainable food companies held in the portfolio are well positioned for long-term growth.
The investment adviser also continues to search for underappreciated drivers of long-term returns. It seeks to use its deep engagements and partnerships with portfolio companies to learn more about their strategic directions and to uncover business risks that could arise from macro events. The investment adviser strives to understand the strong links between impact outcomes and company performance, while using engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock International Impact Fund
Performance
Expense Example
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (2.13)% 23.21% N/A 27.41% N/A
Investor A ............................................................... (2.20) 22.91 16.46% 27.09 22.07%
Class K ................................................................ (2.02) 23.30 N/A 27.56 N/A
MSCI All Country World Index ex-U.S
(d)
.......................................... 1.77 29.66 N/A 25.11 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including sales charges and fees.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in emerging market issuers, and may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
The Fund commenced operations on June 30, 2020.
(d)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 978.70 $ 4.24 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 978.00 5.48 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 979.80 3.74 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of October 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 17%
Japan ........................................... 12
Denmark ......................................... 8
United Kingdom ..................................... 8
Netherlands ....................................... 8
Canada .......................................... 7
Indonesia ......................................... 5
Spain ............................................ 5
Brazil ............................................ 5
India ............................................ 4
Argentina ......................................... 4
Germany ......................................... 3
South Korea ....................................... 3
France ........................................... 3
Kenya ........................................... 3
Colombia ......................................... 2
Belgium .......................................... 1
Switzerland ........................................ 1
Other
(a)
........................................... —
(b)
Short-Term Securities ................................. 3
Liabilities in Excess of Other Assets ....................... (2)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of October 31, 2021

Fund Summary
BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2021, the Fund underperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI All
Country World Index (“ACWI”)) and its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Directional positions in a basket of developed market sovereign bonds (including Australia, Canada, Germany, United States and United Kingdom) were the most significant detractors. The Fund began the period short this basket of developed market sovereigns, which weighed on Fund returns over the summer months as concerns about the effect of the Delta variant on economic growth caused bonds to rally. A switch to a long position late in the period also detracted as volatility subsequently hit the bond markets, particularly in Australia. Relative value views within developed market bonds further pressured results due to a long position in Australia.
Short positions in emerging market bonds were key contributors. Specifically, shorts in Brazil and Thailand boosted returns given interest rate hikes in the former and the combination of reduced tourism and currency weakness in the latter. Sector positioning in equities was also additive to performance, led by long positions in consumer discretionary and healthcare versus short positions in consumer staples and telecommunication services. The longs benefitted from relatively contained labor and input costs and attractive pricing, whereas the shorts underperformed due to falling earning expectations caused by rising cost pressures. Directional long equity positions also contributed.
The Investment adviser uses derivatives as an efficient means to take active views on interest rates, equity indices and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps and currency forward contracts. These exposures will make up a significant portion of the portfolio given the Fund’s investment approach of holding positions in interest rates, equity indices, and currencies across global markets. The use of derivatives, instead of physical instruments, had a negative impact on results. The Fund held an allocation to cash as collateral for the derivative positions and as a means of earning a modest yield. The cash weighting did not have a material effect on performance.
Describe recent portfolio activity.
The Fund began the period net long in equities and net short in bonds. This positioning reflected the investment adviser’s view that the continued resumption of global economic activity following the COVID-19 outbreak would be a tailwind for stocks. In addition, it anticipated that monetary and fiscal stimulus across the world would add further support to stocks but keep bond yields at extreme lows. The Fund maintained its net long in equities but trimmed its short position in bonds, finishing the period roughly flat in terms of its duration.
Within equities, the Fund began the period with longs in Japan, North America, Europe and the emerging markets. The Fund also sought opportunities intra-Europe, preferring France, Italy and the United Kingdom to the Netherlands, Sweden and Switzerland. As the period progressed, the Fund added to Japan given its compelling valuation and the potential for a weaker yen to boost the heavily export-oriented economy. The Fund subsequently trimmed the extent of the long as the market rallied. It also moved to a short in North America, driven by an expansion of the short position in the United States. This move reflected weakening investor sentiment and a deteriorating balance of payments. The Fund maintained its short in Canada in this time frame. It also added to Asia-Pacific ex-Japan, specifically South Korea, Taiwan and Australia, in an effort to capitalize on the attractive valuations and favorable growth outlook in these nations. In Europe, the Fund maintained its short in the Netherlands while increasing its long in Italy and adding longs in Spain and Sweden. It also closed its short in Switzerland and shifted to shorts in the United Kingdom and France.
Within bonds, the Fund entered May 2021 with a long in Australia and select emerging markets versus Germany, the United Kingdom and the United States. Australian growth and inflation trends appeared unfavorable at this time, and the country’s central bank was expected to remain dovish. This position weighed on returns late in the period, however, following a higher-than-anticipated inflation report and the central bank’s unexpected termination of its yield curve control policy. The Fund maintained the position at the end of October on the belief that the price moves were at odds with continued weakness in the country’s growth and inflation outlook. The Fund added to Canadian fixed income and maintained shorts in the United States and United Kingdom. In addition, the Fund moved short in the emerging markets and reduced the extent of its short in Germany.
In currencies, the Fund started the period with a short in the U.S. dollar against a developed market basket that primarily consisted of the euro. Given the potential for U.S.
dollar strength following the U.S. Fed’s change in tone at its June 2021 meeting, the Fund closed the U.S. dollar short and rotated to a long position in the euro versus a basket consisting of the Canadian dollar, Australian dollar, and Japanese yen. It maintained this positioning through the end of the period.
Describe portfolio positioning at period end.
The Fund ended October 2021 positioned for continued economic growth, with a net long in equities. Within equities, the Fund was long in Asia versus the United States.
The Fund’s aggregate duration profile (interest rate sensitivity) shifted from a net short position to neutral late in the period. It was overweight in Australian and Canadian bonds against the United Kingdom and United States. In currencies, the Fund was long in the euro against a basket of consisting of the Canadian dollar, Australian dollar and Japanese yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Performance
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
Without
Sales
Charge
With Sales
Charge
Without
Sales
Charge
With Sales
Charge
Without
Sales
Charge
With Sales
Charge
Institutional ...................................... (2.99)% 0.56% N/A 3.97% N/A 4.18% N/A
Service ........................................ (3.08) 0.31 N/A 3.70 N/A 3.88 N/A
Investor A ....................................... (3.09) 0.28 (4.99)% 3.67 2.55% 3.87 3.31%
Investor C ....................................... (3.46) (0.51) (1.49) 2.93 2.93 3.29 3.29
Class K ........................................ (2.92) 0.69 N/A 4.08 N/A 4.08 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index
(c)
........... (0.34) (0.26) N/A 1.59 N/A 1.13 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(d)
.............. 0.01 0.06 N/A 1.15 N/A 0.63 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI
All Country World Index
(e)
......................... 1.50 8.28 N/A 4.96 N/A 3.77 N/A
MSCI All Country World Index
(f)
....................... 7.01 37.28 N/A 14.72 N/A 11.32 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from
May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
(c)
Bloomberg U.S. 1-3 Year Treasury Bond Index (formerly Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index) is a sub-index of the Bloomberg U.S. Treasury Index, which measures U.S.
dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
(e)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.
(f)
An index that captures large- and mid-cap representation across certain developed markets certain emerging markets.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 970.10 $ 3.87 $ 1,000.00 $ 1,021.27 $ 3.97 0.78%
Service .................................. 1,000.00 969.20 5.21 1,000.00 1,019.91 5.35 1.05
Investor A ................................ 1,000.00 969.10 5.21 1,000.00 1,019.91 5.35 1.05
Investor C ................................ 1,000.00 965.40 9 . 02 1,000.00 1,016.0 3 9.2 5 1.8 2
Class K .................................. 1,000.00 970.80 3.23 1,000.00 1,021.93 3.31 0.65
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Portfolio Information
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
U.S. Treasury Notes, 0.13%, 12/15/23 .................... 5%
Microsoft Corp. ................................... 4
Apple, Inc. ...................................... 3
Amazon.com, Inc. ................................. 3
Tesla, Inc. ....................................... 1
Alphabet, Inc., Class A .............................. 1
Alphabet, Inc., Class C .............................. 1
Facebook, Inc., Class A ............................. 1
U.S. Treasury Notes, 1.50%, 09/15/22 .................... 1
Berkshire Hathaway, Inc., Class B ...................... 1
(a)
Excludes short-term investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks .................................... 73%
U.S. Treasury Obligations .............................. 6
Preferred Stocks .................................... —
(a)
Warrants ......................................... —
(a)
Rights ........................................... —
(a)
Other Interests ..................................... —
(a)
Asset-Backed Securities ............................... —
(a)
Short-Term Securities ................................ 2
Other Assets Less Liabilities ............................ 19
(a)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2021, the Fund underperformed its benchmark, the Russell MidCap
®
Index.
What factors influenced performance?
The Fund’s allocation to small-cap equities and large-cap growth stocks detracted from results. This was due to a combination of idiosyncratic stock events, growth and value factor rotation, and market participants’ preference stable large-cap companies amid persistent worries about inflation. In addition, several stocks that strongly outperformed in 2020 fell out of favor as the global economy emerged from lockdown. The Fund was also hurt by having zero weightings in energy and diversified financials, both of which outpaced the broader index.
On the positive side, theme diversification and stock selection contributed to performance. Specifically, having exposure to themes that were less vulnerable to inflation concerns and the value/growth rotation helped results. These included the Fund’s financial & digital Inclusion, safety & security and public health themes. Notably, Square,
Inc. — a financial services and digital payments company focused on small- and medium-sized businesses — boosted returns in the financial & digital inclusion theme.
Zoetis, Inc., the world's largest producer of medicine and vaccinations for animals, was a top performer in the public health theme. Nuance Communications, Inc., a physician voice recognition and transcription company that was held in the public health theme, also rallied after being acquired by Microsoft Corp. Within the safety & security theme, the cybersecurity solutions providers Rapid 7, Inc. and Mimecast Ltd. were top contributors. The Fund’s green energy theme added value, as well.
Describe recent portfolio activity.
Despite elevated market volatility and rising inflation expectations, the investment adviser remained confident in the long-term fundamental theses of its portfolio holdings.
Given the weak relative performance for small-cap, early-stage and higher-growth companies, the investment adviser increased the already high hurdle rate it requires to invest in such stocks. This shift was based on its belief that a larger margin of error is required to capitalize on the risk/reward profiles these companies offer.
The investment adviser trimmed or exited positions in certain areas where stock prices exceeded its most bullish price targets. This activity was most notable in renewable energy, an industry that faced headwinds from rising interest rates and concerns about valuations. The investment adviser redeployed the proceeds of these sales into more underappreciated environmental stocks.
In an effort to manage the risk of rising inflation, the investment adviser increased the Fund’s allocations to areas that are less susceptible to price pressures. This led to a higher weighting in large-cap companies, particularly in the public health and financial & digital inclusion themes.
Describe portfolio positioning at period end.
The Fund retained a large allocation to the public health theme. While the investment adviser maintains its conviction that many of the important healthcare trends that emerged in 2020 are set to continue, it shifted the portfolio’s positioning from companies that strongly benefited from the virus to those focused on bringing more digitization and efficiency to the healthcare system.
Within the environmental portion of the portfolio, the team favored less appreciated renewable companies and sought to capitalize on opportunities in green energy through the Efficiency, Electrification and Digitization theme.
Management continued to observe positive structural trends in the Sustainable Food theme. The global food system needs to increase its production in a sustainable fashion by 2050, while developing less carbon-intensive methods. This remains an area of focus for the team’s research, and it believes the innovative sustainable food companies held in the portfolio are well positioned for long-term growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock U.S. Impact Fund
Performance
Expense Example
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. 2.00% 28.35% N/A 40.20% N/A
Investor A ............................................................... 1.88 27.98 21.26% 39.81 34.28%
Class K ................................................................ 2.03 28.35 N/A 40.28 N/A
Russell Midcap
®
Index
(d)
.................................................... 7.37 45.40 N/A 40.42 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and services fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
The Fund commenced operations on June 30, 2020.
(d)
Market capitalization-weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The 800 companies in the Russell Midcap Index are the
800 smallest of the 1,000 companies that comprise Russell 1000 Index.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,020.00 $ 4.33 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 1,018.80 5.60 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 1,020.30 3.82 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 31%
Information Technology .............................. 30
Consumer Discretionary ............................. 17
Utilities ......................................... 7
Industrials ....................................... 6
Consumer Staples ................................. 4
Real Estate ...................................... 3
Financials ....................................... 1
Short-Term Securities ............................... 5
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 93.4%
Brazil — 3.0%
Ambev SA .................. 6,757 $ 20,389
B3 SA - Brasil Bolsa Balcao ....... 56,894 120,365
CPFL Energia SA .............. 20,187 94,000
Energisa SA ................. 7,847 54,906
Light SA .................... 10,000 17,258
Lojas Renner SA .............. 4,881 27,822
Natura & Co. Holding SA
(a)
....... 1,961 13,516
Ultrapar Participacoes SA ........ 1,048 2,423
350,679
Chile — 1.0%
CAP SA .................... 1,093 10,818
Enel Americas SA ............. 110,511 12,576
Enel Americas SA, ADR ......... 13,134 74,338
Falabella SA ................. 5,140 14,214
111,946
China — 33.4%
3SBio, Inc.
(a)(b)(c)
............... 26,000 23,793
Agricultural Bank of China Ltd., Class H 92,000 31,262
Akeso , Inc.
(a)(b)(c)
............... 3,000 16,724
Alibaba Group Holding Ltd.
(a)
...... 14,192 291,825
Angang Steel Co. Ltd., Class H .... 18,000 9,676
BeiGene Ltd., ADR
(a)
........... 68 24,325
BYD Co. Ltd., Class A ........... 2,800 136,674
BYD Co. Ltd., Class H .......... 2,000 76,495
China Coal Energy Co. Ltd., Class H . 28,000 17,082
China Construction Bank Corp., Class
H ...................... 23,000 15,653
China Gas Holdings, Ltd. ........ 4,600 11,482
China Life Insurance Co. Ltd., Class H 7,000 12,161
China Medical System Holdings Ltd. . 16,000 27,092
China Merchants Bank Co. Ltd., Class
A ...................... 9,800 82,439
China Merchants Bank Co. Ltd., Class
H ...................... 13,000 108,942
China Petroleum & Chemical Corp.,
Class H .................. 20,000 9,745
China Resources Gas Group Ltd. ... 2,000 10,745
China Vanke Co. Ltd., Class H ..... 7,100 16,589
Chongqing Brewery Co. Ltd., Class A
(a)
300 7,029
CIFI Holdings Group Co. Ltd. ...... 66,000 36,635
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,190 119,049
COSCO SHIPPING Holdings Co. Ltd.,
Class A
(a)
................. 4,300 11,085
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(a)
................. 14,500 22,459
Country Garden Services Holdings Co.
Ltd. ..................... 5,000 38,492
CSPC Pharmaceutical Group Ltd. ... 18,000 18,783
ENN Energy Holdings Ltd. ........ 1,300 22,397
Fuyao Glass Industry Group Co. Ltd.,
Class H
(b)(c)
................ 2,000 11,515
Ganfeng Lithium Co. Ltd., Class A .. 100 2,615
Ganfeng Lithium Co. Ltd., Class H
(b)(c)
1,800 33,724
G-bits Network Technology Xiamen Co.
Ltd., Class A ............... 300 15,994
Geely Automobile Holdings Ltd. .... 10,000 34,706
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class H .................. 8,000 20,225
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 6,606 32,275
Security
Shares
Shares Value
China (continued)
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(c)
............ 600 $ 11,702
Huatai Securities Co. Ltd., Class H
(b)(c)
47,600 70,787
Industrial & Commercial Bank of China
Ltd., Class H ............... 59,000 32,342
Industrial Bank Co. Ltd., Class A .... 9,600 27,903
JD.com, Inc., ADR
(a)
............ 1,278 100,042
Jinxin Fertility Group Ltd.
(a)(b)(c)
..... 6,000 8,463
Kingdee International Software Group
Co. Ltd.
(a)
................. 9,000 29,613
Kuaishou Technology
(a)(b)(c)
........ 1,200 15,698
Lenovo Group Ltd. ............. 130,000 141,176
Li Auto, Inc., ADR
(a)
............ 957 31,227
LONGi Green Energy Technology Co.
Ltd., Class A ............... 560 8,527
Meituan Dianping , Class B
(a)(c)
..... 3,300 112,295
MMG Ltd.
(a)
.................. 68,000 31,409
NetEase , Inc. ................ 4,400 85,350
NetEase , Inc., ADR ............ 574 56,016
NIO, Inc., ADR
(a)
.............. 1,960 77,244
Pinduoduo , Inc., ADR
(a)
.......... 136 12,093
Ping An Insurance Group Co. of China
Ltd., Class H ............... 32,000 229,207
Shandong Nanshan Aluminum Co. Ltd.,
Class A .................. 35,470 23,945
Shanghai Bairun Investment Holding
Group Co. Ltd., Class A ....... 880 8,735
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 8,200 15,008
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 300 14,114
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 3,750 38,158
Sinopharm Group Co. Ltd., Class H . 4,400 10,448
Sinotrans Ltd., Class H .......... 79,000 25,969
Sinotruk Hong Kong Ltd. ......... 1,500 2,070
Sunac China Holdings Ltd. ....... 19,000 40,632
Suning.com Co. Ltd., Class A
(a)
.... 22,200 15,487
TCL Technology Group Corp., Class A 39,000 36,924
Tencent Holdings Ltd. ........... 10,800 656,962
TongFu Microelectronics Co. Ltd., Class
A ...................... 6,100 19,066
Vipshop Holdings Ltd., ADR
(a)
...... 4,503 50,253
WuXi AppTec Co. Ltd., Class A ..... 778 16,744
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 7,580 161,842
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 7,000 106,029
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 361 1,042
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 10,800 24,152
Xinyi Solar Holdings Ltd. ......... 8,000 16,618
XPeng , Inc., Class A
(a)
.......... 1,100 25,524
XPeng , Inc., ADR
(a)
............ 931 43,413
Yadea Group Holdings Ltd.
(b)(c)
..... 12,000 20,618
Yutong Bus Co. Ltd., Class A ...... 18,400 32,564
Zhejiang Weixing New Building
Materials Co. Ltd., Class A ..... 13,900 39,007
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 33,200 23,913
3,900,018
Colombia — 0.1%
Bancolombia SA, ADR .......... 250 8,983
Czech Republic — 0.7%
Moneta Money Bank A/S
(a)(b)(c)
..... 21,531 84,170

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Greece — 0.7%
OPAP SA ................... 5,054 $ 78,930
Hungary — 0.7%
MOL Hungarian Oil & Gas plc ..... 8,937 76,370
India — 11.2%
Asian Paints Ltd. .............. 4,996 207,051
AstraZeneca Pharma India Ltd. .... 238 9,558
Bandhan Bank Ltd.
(b)(c)
.......... 3,142 12,276
Dabur India Ltd. ............... 11,658 91,312
Havells India Ltd. .............. 2,019 34,123
HCL Technologies Ltd. .......... 6,619 101,351
Housing Development Finance Corp.
Ltd. ..................... 6,045 230,476
IndusInd Bank Ltd. ............. 4,218 64,522
Info Edge India Ltd. ............ 386 31,412
Infosys Ltd. .................. 4,946 110,686
Kotak Mahindra Bank Ltd. ........ 5,459 148,496
Mahindra & Mahindra Ltd. ........ 3,265 38,684
Marico Ltd. .................. 5,375 40,869
Persistent Systems Ltd. ......... 108 5,671
Reliance Industries Ltd. ......... 478 16,221
Tata Steel BSL Ltd.
(a)
........... 4,438 5,131
Titan Co. Ltd. ................ 927 29,578
TVS Motor Co. Ltd. ............ 2,327 20,661
Wipro Ltd. ................... 1,971 17,068
Wipro Ltd., ADR ............... 10,771 96,508
1,311,654
Indonesia — 0.2%
Bank Central Asia Tbk . PT ........ 37,500 19,829
Malaysia — 3.2%
CIMB Group Holdings Bhd. ....... 84,100 106,112
Petronas Dagangan Bhd. ........ 10,200 50,155
Public Bank Bhd. .............. 120,600 121,444
RHB Bank Bhd. ............... 72,200 97,419
375,130
Mexico — 2.4%
Arca Continental SAB de CV ...... 3,900 23,738
Cemex SAB de CV
(a)
........... 21,525 13,884
Coca-Cola Femsa SAB de CV ..... 20,019 107,611
Coca-Cola Femsa SAB de CV, ADR . 418 22,468
Fomento Economico Mexicano SAB de
CV ..................... 6,012 49,517
Grupo Bimbo SAB de CV ........ 5,737 17,054
Wal-Mart de Mexico SAB de CV .... 12,427 43,296
277,568
Peru — 0.1%
Credicorp Ltd. ................ 101 13,096
Poland — 0.2%
Bank Polska Kasa Opieki SA ...... 679 22,434
Qatar — 0.5%
Masraf Al Rayan QSC ........... 5,545 7,236
Qatar Islamic Bank SAQ ......... 1,752 8,820
Qatar National Bank QPSC ....... 6,851 38,382
54,438
Romania — 0.5%
NEPI Rockcastle plc ............ 9,369 62,808
Russia — 2.1%
LUKOIL PJSC ................ 10 1,020
LUKOIL PJSC, ADR ............ 2,030 206,920
Security
Shares
Shares Value
Russia (continued)
Novatek PJSC, GDR
(c)
.......... 150 $ 38,081
246,021
South Africa — 5.1%
AVI Ltd. .................... 6,809 35,260
Bidvest Group Ltd. (The) ......... 12,240 153,260
Capitec Bank Holdings Ltd. ....... 437 48,829
Clicks Group Ltd. .............. 7,293 133,131
Foschini Group Ltd. (The)
(a)
....... 4,078 34,626
Gold Fields Ltd. ............... 1,270 11,801
Mr Price Group Ltd. ............ 1,654 21,652
MultiChoice Group ............. 657 5,225
Naspers Ltd., Class N ........... 91 15,411
Northam Platinum Holdings Ltd.
(a)
... 1,455 21,789
Royal Bafokeng Platinum Ltd. ..... 6,676 47,875
Sanlam Ltd. ................. 8,073 33,164
Sappi Ltd.
(a)
.................. 2,958 9,086
Telkom SA SOC Ltd.
(a)
.......... 4,920 16,340
Truworths International Ltd. ....... 1,797 6,343
593,792
South Korea — 11.4%
Amorepacific Corp. ............ 170 26,454
AMOREPACIFIC Group ......... 603 25,665
CJ CheilJedang Corp. ........... 28 9,100
Doosan Co. Ltd. .............. 409 36,188
Hyundai Mobis Co. Ltd. .......... 63 13,619
Kakao Corp. ................. 799 85,960
KB Financial Group, Inc. ......... 570 27,590
KB Financial Group, Inc., ADR ..... 792 38,072
KT Corp. ................... 695 18,146
KT Corp., ADR ............... 5,525 70,775
LG Display Co. Ltd.
(a)
........... 341 5,763
LG Display Co. Ltd., ADR
(d)
....... 3,300 27,555
LG Electronics, Inc. ............ 388 40,140
LG Household & Health Care Ltd. ... 20 20,018
LG Innotek Co. Ltd. ............ 36 6,471
LX International Corp. ........... 555 12,937
Mando Corp.
(a)
................ 252 13,526
NAVER Corp. ................ 81 28,162
POSCO .................... 239 60,618
Samsung Electro-Mechanics Co. Ltd. 597 81,303
Samsung Electronics Co. Ltd. ..... 7,876 471,561
Samsung Engineering Co. Ltd.
(a)
.... 564 11,996
Samsung SDI Co. Ltd. .......... 13 8,202
Shinhan Financial Group Co. Ltd. ... 2,389 77,994
Shinhan Financial Group Co. Ltd., ADR 1,436 46,411
SK Innovation Co. Ltd.
(a)
......... 190 39,624
SK Telecom Co. Ltd. ............ 57 15,093
SK, Inc. .................... 30 6,261
1,325,204
Taiwan — 15.2%
AU Optronics Corp. ............ 48,000 32,987
Cathay Financial Holding Co. Ltd. ... 49,000 102,140
China Steel Corp. ............. 70,000 84,396
CTBC Financial Holding Co. Ltd. ... 164,000 136,950
Delta Electronics, Inc. ........... 9,000 79,446
E.Sun Financial Holding Co. Ltd. ... 19,100 18,250
Evergreen Marine Corp. Taiwan Ltd. . 11,000 39,586
Hon Hai Precision Industry Co. Ltd. .. 14,000 54,045
MediaTek , Inc. ................ 5,000 164,563
Nan Ya Plastics Corp. ........... 5,000 15,344
Nanya Technology Corp. ......... 15,000 35,966
Novatek Microelectronics Corp. .... 3,000 44,997
Realtek Semiconductor Corp. ..... 1,000 17,988

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 $ 785,151
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,388 157,816
1,769,625
Thailand — 1.5%
Bangkok Dusit Medical Services PCL,
NVDR ................... 31,300 22,196
Kasikornbank PCL, NVDR ........ 5,800 24,726
PTT PCL, NVDR .............. 17,500 20,037
Siam Cement PCL (The), NVDR .... 8,800 104,753
171,712
Turkey — 0.2%
KOC Holding A/S .............. 4,406 10,806
Turkiye Garanti Bankasi A/S ...... 18,081 18,525
29,331
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC . 2,410 5,446
Total Common Stocks — 93.4%
(Cost: $10,454,457) .............................. 10,889,184
Investment Companies — 2.4%
iShares MSCI Saudi Arabia ETF
(e)
.. 6,358 274,920
Total Investment Companies — 2.4%
(Cost: $186,480) ................................ 274,920
Preferred Stocks — 1.2%
Brazil — 1.1%
Banco Bradesco SA (Preference) ... 8,774 31,015
Cia Energetica de Minas Gerais
(Preference) ............... 10,187 23,104
Cia Paranaense de Energia
(Preference) ............... 1,471 1,548
Security
Shares
Shares Value
Brazil (continued)
Itausa SA (Preference) .......... 42,294 $ 77,037
132,704
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) ............... 194 10,557
Total Preferred Stocks — 1.2%
(Cost: $152,882) ................................ 143,261
Rights — 0.0%
Brazil — 0.0%
Ultrapar Participacoes SA (Expires
11/03/21)
(a)
................ — —
Total Rights — 0.0%
(Cost: $–) .................................... —
Total Long-Term Investments — 97.0%
(Cost: $10,793,819) .............................. 11,307,365
Short-Term Securities — 2.2%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 241,082 241,082
SL Liquidity Series, LLC, Money Market
Series, 0.14%
(g)
............. 17,452 17,456
Total Short-Term Securities — 2.2%
(Cost: $258,538) ................................ 258,538
Total Investments — 99.2%
(Cost: $11,052,357) .............................. 11,565,903
Other Assets Less Liabilities — 0.8% ................... 98,708
Net Assets — 100.0% .............................. $ 11,664,611
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 379,782 $ — $ (138,700) $ — $ — $ 241,082 241,082 $ 10 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 17,456 — — — 17,456 17,452 140
(b)
—
iShares MSCI Saudi Arabia ETF . 237,410 15,332 (11,685) 3,255 30,608 274,920 6,358 2,298 —
$ 3,255 $ 30,608 $ 533,458 $ 2,448 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 12/17/21 $ 316 $ (7,309)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 7,309 $ — $ — $ — $ 7,309
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (15,050) $ — $ — $ — $ (15,050)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (6,143) — — — (6,143)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 349,405

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 350,679 $ — $ — $ 350,679
Chile ............................................... 99,370 12,576 — 111,946
China ............................................... 485,937 3,414,081 — 3,900,018
Colombia ............................................ 8,983 — — 8,983
Czech Republic ........................................ 84,170 — — 84,170
Greece .............................................. — 78,930 — 78,930
Hungary ............................................. — 76,370 — 76,370
India ............................................... 106,066 1,205,588 — 1,311,654
Indonesia ............................................ — 19,829 — 19,829
Malaysia ............................................. 121,444 253,686 — 375,130
Mexico .............................................. 277,568 — — 277,568
Peru ................................................ 13,096 — — 13,096
Poland .............................................. — 22,434 — 22,434
Qatar ............................................... 54,438 — — 54,438
Romania ............................................. 62,808 — — 62,808
Russia .............................................. — 246,021 — 246,021
South Africa ........................................... 404,234 189,558 — 593,792
South Korea .......................................... 182,813 1,142,391 — 1,325,204
Taiwan .............................................. 157,816 1,611,809 — 1,769,625
Thailand ............................................. — 171,712 — 171,712
Turkey .............................................. 29,331 — — 29,331
United Arab Emirates .................................... 5,446 — — 5,446
Investment Companies .................................... 274,920 — — 274,920
Preferred Stocks
Brazil ............................................... 132,704 — — 132,704
Chile ............................................... — 10,557 — 10,557
Rights ................................................ — — — —
Short-Term Securities ....................................... 241,082 — — 241,082
$ 3,092,905 $ 8,455,542 $ — $ 11,548,447
Investments valued at NAV
(a)
...................................... 17,456
$ —
$ 11,565,903
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (7,309) $ — $ — $ (7,309)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.3%
Australia — 6.7%
Aristocrat Leisure Ltd. ........... 2,309 $ 81,893
Aurizon Holdings Ltd. ........... 10,029 25,568
Australia & New Zealand Banking
Group Ltd. ................ 4,185 89,059
BHP Group Ltd. ............... 723 19,859
BHP Group plc ............... 1,227 32,407
BlueScope Steel Ltd. ........... 2,297 35,893
Cochlear Ltd. ................ 49 8,196
Commonwealth Bank of Australia ... 483 38,284
CSL Ltd. .................... 302 68,717
Glencore plc
(a)
................ 11,803 59,022
Goodman Group .............. 2,542 42,088
Harvey Norman Holdings Ltd. ..... 2,526 9,477
JB Hi-Fi Ltd. ................. 2,065 78,840
Macquarie Group Ltd. ........... 56 8,267
Medibank Pvt Ltd. ............. 31,889 80,141
Mineral Resources Ltd. .......... 1,092 32,103
Nufarm Ltd.
(a)
................ 844 2,779
QBE Insurance Group Ltd. ....... 597 5,345
REA Group Ltd. ............... 429 52,067
Rio Tinto plc ................. 188 11,722
Scentre Group ................ 24,165 55,118
Stockland ................... 4,247 14,639
Worley Ltd. .................. 1,092 8,972
860,456
Austria — 0.7%
ANDRITZ AG ................ 1,098 62,365
Erste Group Bank AG ........... 192 8,234
Raiffeisen Bank International AG ... 491 14,347
Verbund AG ................. 30 3,127
88,073
Belgium — 1.4%
Ageas SA ................... 340 16,540
Anheuser-Busch InBev SA/NV ..... 1,828 111,814
Groupe Bruxelles Lambert SA ..... 257 29,820
Telenet Group Holding NV ........ 562 20,190
178,364
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 22,000 69,715
Denmark — 3.1%
Coloplast A/S, Class B .......... 507 82,802
Genmab A/S
(a)
................ 43 19,318
ISS A/S
(a)
................... 466 9,299
Novo Nordisk A/S, Class B ....... 1,979 217,007
Novozymes A/S, Class B ......... 766 56,346
Orsted A/S
(b)(c)
................ 120 16,949
401,721
Finland — 2.5%
Kesko OYJ, Class B ............ 517 16,825
Kone OYJ, Class B ............ 1,284 87,568
Neste OYJ .................. 155 8,629
Nokia OYJ
(a)
................. 6,206 35,619
Nordea Bank Abp ............. 8,714 106,719
Sampo OYJ, Class A ........... 35 1,861
UPM- Kymmene OYJ ........... 1,509 53,254
Valmet OYJ ................. 361 14,655
325,130
France — 10.3%
Air Liquide SA ................ 337 56,265
ALD SA
(b)(c)
.................. 566 8,437
Security
Shares
Shares Value
France (continued)
AXA SA .................... 1,423 $ 41,399
BNP Paribas SA .............. 1,881 125,909
Cie de Saint-Gobain ............ 362 24,983
CNP Assurances .............. 2,615 65,519
Credit Agricole SA ............. 1,367 20,624
Dassault Systemes SE .......... 1,840 107,451
Electricite de France SA ......... 1,225 18,054
Engie SA ................... 1,311 18,649
Hermes International ........... 63 100,039
Kering SA ................... 139 104,324
Klepierre SA ................. 528 12,570
Legrand SA ................. 191 20,836
L'Oreal SA .................. 359 164,226
LVMH Moet Hennessy Louis Vuitton SE 167 130,948
Orange SA .................. 922 10,054
Pernod Ricard SA ............. 392 90,184
Renault SA
(a)
................. 134 4,829
Rubis SCA .................. 1,194 38,267
Sanofi ..................... 214 21,495
Societe Generale SA ........... 1,731 57,822
Sodexo SA
(a)
................. 63 6,129
Teleperformance .............. 31 12,949
TOTAL SE .................. 619 30,997
Unibail - Rodamco -Westfield
(a)
...... 148 10,568
Valeo ...................... 282 8,286
Vinci SA .................... 41 4,383
1,316,196
Germany — 7.2%
adidas AG .................. 207 67,751
Allianz SE (Registered) .......... 124 28,794
alstria office REIT-AG ........... 855 15,982
Aurubis AG .................. 49 4,222
BASF SE ................... 103 7,413
Bayer AG (Registered) .......... 285 16,062
Bayerische Motoren Werke AG .... 783 79,111
Covestro AG
(b)(c)
............... 19 1,217
Deutsche Boerse AG ........... 365 60,593
Deutsche Lufthansa AG (Registered)
(a)
2,257 14,920
Deutsche Post AG (Registered) .... 1,906 117,995
E.ON SE ................... 1,518 19,248
Evonik Industries AG ........... 216 6,999
Freenet AG .................. 548 14,114
Fresenius Medical Care AG & Co.
KGaA ................... 11 731
Hannover Rueck SE ............ 11 2,008
HelloFresh SE
(a)
............... 69 5,592
Henkel AG & Co. KGaA ......... 16 1,336
HOCHTIEF AG ............... 83 6,403
MTU Aero Engines AG .......... 83 18,487
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 13 3,849
ProSiebenSat.1 Media SE ........ 634 10,620
Rheinmetall AG ............... 196 19,017
SAP SE .................... 1,299 188,110
Scout24 AG
(b)(c)
............... 315 21,939
Siemens AG (Registered) ........ 1,024 166,484
Siemens Energy AG
(a)
........... 26 746
Symrise AG ................. 48 6,639
Volkswagen AG ............... 23 7,477
Wacker Chemie AG ............ 11 1,988
915,847
Hong Kong — 2.8%
AIA Group Ltd. ............... 15,200 170,347
Kerry Properties Ltd. ........... 2,000 5,653

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Hong Kong (continued)
MTR Corp. Ltd. ............... 8,000 $ 43,641
Sun Hung Kai Properties Ltd. ...... 1,500 19,887
Swire Properties Ltd. ........... 11,400 30,563
Techtronic Industries Co. Ltd. ...... 4,000 82,181
352,272
Ireland — 0.5%
Flutter Entertainment plc
(a)
........ 108 20,445
Kerry Group plc, Class A ......... 136 18,253
Kingspan Group plc ............ 162 18,650
57,348
Israel — 1.4%
Bank Hapoalim BM ............ 5,133 50,555
Israel Discount Bank Ltd., Class A
(a)
. 1,234 7,456
Nice Ltd.
(a)
.................. 271 76,612
Teva Pharmaceutical Industries Ltd.
(a)
4,608 40,634
175,257
Italy — 1.3%
Amplifon SpA ................ 410 20,864
Assicurazioni Generali SpA ....... 669 14,567
BPER Banca ................. 477 1,046
Davide Campari-Milano NV ....... 39 554
Enel SpA ................... 7,533 63,065
Intesa Sanpaolo SpA ........... 10,304 29,286
Mediobanca Banca di Credito
Finanziario SpA
(a)
........... 897 10,704
Pirelli & C SpA
(b)(c)
............. 2,030 12,485
PRADA SpA ................. 600 3,782
Telecom Italia SpA ............. 16,483 6,179
Terna - Rete Elettrica Nazionale .... 204 1,520
Unipol Gruppo SpA ............ 514 2,952
167,004
Japan — 22.1%
Advantest Corp. ............... 300 24,596
Amada Co. Ltd. ............... 6,700 66,192
Asahi Kasei Corp. ............. 6,700 70,386
Azbil Corp. .................. 800 34,106
Bridgestone Corp. ............. 1,800 79,631
Calbee , Inc. ................. 600 15,459
Canon Marketing Japan, Inc. ...... 1,000 19,810
Canon, Inc. .................. 3,500 79,588
Casio Computer Co. Ltd. ......... 1,600 22,642
Chugai Pharmaceutical Co. Ltd. .... 900 33,650
COMSYS Holdings Corp. ........ 700 17,333
CyberAgent , Inc. .............. 800 13,404
Daiichi Sankyo Co. Ltd. .......... 400 10,093
Daikin Industries Ltd. ........... 500 109,507
Daito Trust Construction Co. Ltd. ... 500 61,992
Disco Corp. .................. 200 53,920
DMG Mori Co. Ltd. ............. 200 3,444
Ebara Corp. ................. 200 10,913
FANUC Corp. ................ 400 79,049
Fuji Oil Holdings, Inc. ........... 3,200 75,097
FUJIFILM Holdings Corp. ........ 300 23,183
Hikari Tsushin, Inc. ............. 200 30,831
Honda Motor Co. Ltd. ........... 3,600 106,480
Hoya Corp. .................. 400 58,883
Hulic Co. Ltd. ................ 900 8,654
ITOCHU Corp. ............... 800 22,817
Japan Post Holdings Co. Ltd.
(a)
..... 1,600 12,294
KDDI Corp. .................. 2,700 82,566
Keyence Corp. ............... 100 60,362
Komatsu Ltd. ................ 100 2,619
Marubeni Corp. ............... 5,400 45,821
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Estate Co. Ltd. ........ 500 $ 7,599
Mitsubishi HC Capital, Inc. ........ 3,600 18,051
Mitsubishi Materials Corp. ........ 2,400 46,591
Mitsubishi UFJ Financial Group, Inc. . 9,100 49,900
Mitsui Mining & Smelting Co. Ltd. ... 600 17,217
MS&AD Insurance Group Holdings, Inc. 2,400 77,538
NEC Corp. .................. 200 10,240
NGK Spark Plug Co. Ltd. ........ 300 4,793
Nintendo Co. Ltd. .............. 200 88,331
Nippon Paint Holdings Co. Ltd. ..... 2,700 28,890
Nitto Denko Corp. ............. 500 39,070
Olympus Corp. ............... 100 2,166
Omron Corp. ................. 900 86,071
Oracle Corp. Japan ............ 100 9,462
Recruit Holdings Co. Ltd. ........ 1,800 119,734
Relo Group, Inc. .............. 100 2,080
Rengo Co. Ltd. ............... 200 1,517
Sanwa Holdings Corp. .......... 400 4,666
Sekisui House Ltd. ............. 3,800 79,005
Shiseido Co. Ltd. .............. 100 6,673
SoftBank Corp. ............... 2,100 28,664
SoftBank Group Corp. .......... 900 48,724
Sony Corp. .................. 400 46,319
Sumitomo Chemical Co. Ltd. ...... 13,500 66,505
Sumitomo Corp. .............. 800 11,400
Sumitomo Mitsui Financial Group, Inc. 3,100 100,594
Sundrug Co. Ltd. .............. 200 5,853
Suntory Beverage & Food Ltd. ..... 300 11,641
Takeda Pharmaceutical Co. Ltd. .... 3,400 95,424
Terumo Corp. ................ 1,500 66,174
Tokyo Electron Ltd. ............ 200 93,207
Tokyo Gas Co. Ltd. ............ 600 10,412
Toray Industries, Inc. ........... 700 4,362
Toshiba Corp. ................ 300 12,940
Toyota Motor Corp. ............ 4,100 72,341
Trend Micro, Inc. .............. 400 22,608
Unicharm Corp. ............... 100 4,044
Yamada Holdings Co. Ltd. ........ 100 382
Yamaha Motor Co. Ltd. .......... 1,600 44,598
Yamazaki Baking Co. Ltd. ........ 2,500 37,977
Yaskawa Electric Corp. .......... 100 4,331
2,823,416
Netherlands — 5.9%
Adyen NV
(a)(b)(c)
............... 23 69,398
Argenx SE
(a)
................. 11 3,312
ASML Holding NV ............. 381 309,715
ASR Nederland NV ............ 129 6,030
EXOR NV ................... 436 41,128
JDE Peet's NV ............... 1,569 45,688
Koninklijke Ahold Delhaize NV ..... 2,738 89,074
Koninklijke KPN NV ............ 5,563 16,622
PostNL NV .................. 4,705 20,420
Randstad NV ................ 8 575
Royal Dutch Shell plc, Class A ..... 3,663 83,915
Royal Dutch Shell plc, Class B ..... 1,040 23,867
Wolters Kluwer NV ............. 368 38,536
748,280
New Zealand — 1.0%
Fisher & Paykel Healthcare Corp. Ltd. 2,608 58,429
Infratil Ltd. .................. 1,197 7,102
Mercury NZ Ltd. ............... 584 2,568
Meridian Energy Ltd. ........... 9,872 35,365
Spark New Zealand Ltd. ......... 670 2,193

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
New Zealand (continued)
Xero Ltd.
(a)
.................. 189 $ 21,550
127,207
Norway — 1.0%
DNB Bank ASA ............... 811 19,299
Equinor ASA ................. 3,639 92,206
Norsk Hydro ASA .............. 1,668 12,253
123,758
Portugal — 0.4%
Galp Energia SGPS SA ......... 4,731 49,145
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd. 2,400 20,980
Singapore Telecommunications Ltd. . 17,900 33,209
United Overseas Bank Ltd. ....... 800 15,903
70,092
Spain — 2.0%
Acciona SA .................. 370 71,056
Banco Bilbao Vizcaya Argentaria SA . 10,728 75,076
Banco Santander SA ........... 593 2,249
Fluidra SA .................. 20 764
Industria de Diseno Textil SA ...... 2,768 100,269
Telefonica SA ................ 1,973 8,570
257,984
Sweden — 3.3%
Assa Abloy AB, Class B ......... 2,987 87,647
Atlas Copco AB, Class A ......... 1,311 84,427
Atlas Copco AB, Class B ......... 673 36,472
Boliden AB .................. 64 2,256
Elekta AB, Class B ............. 1,883 21,926
Evolution AB
(b)(c)
............... 19 3,085
Hexagon AB, Class B ........... 1,001 16,110
Husqvarna AB, Class B .......... 620 8,836
Investor AB, Class B ............ 3,333 76,905
L E Lundbergforetagen AB, Class B . 97 5,592
Lundin Energy AB ............. 338 13,349
Saab AB, Class B ............. 2,435 67,883
424,488
Switzerland — 8.9%
ABB Ltd. (Registered) ........... 1,314 43,471
Adecco Group AG (Registered) .... 619 31,185
Baloise Holding AG (Registered) ... 99 15,777
Givaudan SA (Registered) ........ 23 108,375
Kuehne + Nagel International AG
(Registered) ............... 115 36,219
Nestle SA (Registered) .......... 2,297 302,992
Novartis AG (Registered) ........ 2,524 208,767
Roche Holding AG ............. 471 184,941
Sika AG (Registered) ........... 247 83,679
Sonova Holding AG (Registered) ... 10 4,144
Temenos AG (Registered) ........ 52 7,961
UBS Group AG (Registered) ...... 5,863 106,722
1,134,233
United Kingdom — 11.3%
3i Group plc ................. 576 10,757
Associated British Foods plc ...... 1,453 35,534
AstraZeneca plc .............. 1,509 188,778
Auto Trader Group plc
(b)(c)
........ 412 3,416
Aviva plc ................... 1,300 7,015
Barratt Developments plc ........ 948 8,606
Bellway plc .................. 184 8,349
BP plc ..................... 14,807 70,939
British Land Co. plc (The) ........ 1,408 9,507
Security
Shares
Shares Value
United Kingdom (continued)
Burberry Group plc ............. 1,399 $ 36,974
CNH Industrial NV ............. 127 2,188
Compass Group plc
(a)
........... 1,470 31,194
Diageo plc .................. 900 44,776
Experian plc ................. 553 25,356
GlaxoSmithKline plc ............ 1,395 28,961
Greggs plc .................. 972 40,627
HomeServe plc ............... 4,440 51,953
HSBC Holdings plc ............ 27,427 165,252
International Consolidated Airlines
Group SA
(a)
................ 4,337 9,713
ITV plc
(a)
.................... 46,923 69,061
J Sainsbury plc ............... 16,220 66,435
Johnson Matthey plc ........... 138 5,158
Kingfisher plc ................ 4,590 21,066
Lloyds Banking Group plc ........ 135,237 92,554
Micro Focus International plc ...... 3 15
Next plc .................... 136 14,822
Prudential plc ................ 1,405 28,673
RELX plc ................... 2,515 77,983
Rightmove plc ................ 2,366 22,365
Sage Group plc (The) ........... 780 7,586
Segro plc ................... 460 8,130
Smiths Group plc .............. 1,091 20,258
SSE plc .................... 1,029 23,173
Standard Chartered plc .......... 7,481 50,594
Unilever plc .................. 445 23,826
Unilever plc .................. 1,495 80,034
Vodafone Group plc ............ 10,203 15,038
Whitbread plc
(a)
............... 712 31,853
1,438,519
United States — 2.4%
Ferguson plc ................. 561 84,410
Jackson Financial, Inc., Class A
(a)
... 35 948
James Hardie Industries plc, CDI ... 1,733 68,083
Schneider Electric SE ........... 845 145,693
Sims Ltd. ................... 673 7,326
Stellantis NV ................. 250 4,991
311,451
Total Common Stocks — 97.3%
(Cost: $11,265,939) .............................. 12,415,956
Preferred Stocks — 1.0%
Germany — 1.0%
Henkel AG & Co. KGaA (Preference) 699 62,621
Sartorius AG (Preference) ........ 8 5,182
Volkswagen AG (Preference) ...... 282 63,290
131,093
Total Preferred Stocks — 1.0%
(Cost: $139,560) ................................ 131,093

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Rights — 0.0%
Australia — 0.0%
Aristocrat Leisure Ltd. (Expires
11/08/21)
(a)
................ 72 $ 256
Total Rights — 0.0%
(Cost: $–) .................................... 256
Total Long-Term Investments — 98.3%
(Cost: $11,405,499) .............................. 12,547,305
Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
(d)(e)
.... 173,052 173,052
Total Short-Term Securities — 1.4%
(Cost: $173,052) ................................ 173,052
Total Investments — 99.7%
(Cost: $11,578,551) .............................. 12,720,357
Other Assets Less Liabilities — 0.3% ................... 39,158
Net Assets — 100.0% .............................. $ 12,759,515
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 305,672 $ — $ (132,620) $ — $ — $ 173,052 173,052 $ 11 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... — — — — — — — 35
(c)
—
$ — $ — $ 173,052 $ 46 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 2 12/17/21 $ 234 $ (3,565)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 3,565 $ — $ — $ — $ 3,565
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 26,333 $ — $ — $ — $ 26,333
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (10,187) — — — (10,187)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 290,935

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 860,456 $ — $ 860,456
Austria .............................................. — 88,073 — 88,073
Belgium ............................................. — 178,364 — 178,364
China ............................................... — 69,715 — 69,715
Denmark ............................................. — 401,721 — 401,721
Finland .............................................. — 325,130 — 325,130
France .............................................. — 1,316,196 — 1,316,196
Germany ............................................ — 915,847 — 915,847
Hong Kong ........................................... — 352,272 — 352,272
Ireland .............................................. 18,253 39,095 — 57,348
Israel ............................................... — 175,257 — 175,257
Italy ................................................ — 167,004 — 167,004
Japan ............................................... — 2,823,416 — 2,823,416
Netherlands ........................................... — 748,280 — 748,280
New Zealand .......................................... 7,102 120,105 — 127,207
Norway .............................................. — 123,758 — 123,758
Portugal ............................................. — 49,145 — 49,145
Singapore ............................................ — 70,092 — 70,092
Spain ............................................... — 257,984 — 257,984
Sweden ............................................. — 424,488 — 424,488
Switzerland ........................................... — 1,134,233 — 1,134,233
United Kingdom ........................................ 131,987 1,306,532 — 1,438,519
United States .......................................... 948 310,503 — 311,451
Preferred Stocks ......................................... — 131,093 — 131,093
Rights ................................................ 256 — — 256
Short-Term Securities ....................................... 173,052 — — 173,052
$ 331,598 $ 12,388,759 $ — $ 12,720,357
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,565) $ — $ — $ (3,565)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.6%
Argentina — 2.1%
MercadoLibre , Inc.
(a)
............ 821 $ 1,215,917
Belgium — 0.8%
Umicore SA ................. 8,481 486,271
Brazil — 1.9%
Pagseguro Digital Ltd., Class A
(a)(b)
.. 19,840 718,208
YDUQS Participacoes SA ........ 101,915 375,604
1,093,812
Canada — 3.2%
(a)
Li-Cycle Holdings Corp.
(b)
........ 38,930 503,754
Shopify, Inc., Class A ........... 931 1,365,526
1,869,280
Cayman Islands — 0.6%
AEA-Bridges Impact Corp., Class A
(a)
32,752 321,297
Colombia — 1.5%
Millicom International Cellular SA,
SDR
(a)
................... 24,924 872,724
Denmark — 4.5%
Atlantic Sapphire ASA
(a)
......... 66,949 337,337
Orsted A/S
(c)(d)
................ 8,236 1,163,274
Vestas Wind Systems A/S ........ 26,705 1,154,447
2,655,058
France — 1.5%
Nexity SA ................... 19,836 906,846
Germany — 2.2%
LEG Immobilien SE ............ 8,799 1,308,790
India — 2.4%
Bandhan Bank Ltd.
(c)(d)
.......... 365,289 1,427,254
Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 6,366,200 1,911,030
Japan — 6.7%
Katitas Co. Ltd. ............... 35,500 1,296,239
M3, Inc. .................... 14,200 836,811
Shionogi & Co. Ltd. ............ 11,400 743,283
Takeda Pharmaceutical Co. Ltd. .... 37,700 1,058,082
3,934,415
Kenya — 1.9%
Safaricom plc ................ 2,869,909 1,103,613
Netherlands — 4.5%
Koninklijke DSM NV ............ 5,485 1,198,353
Koninklijke Philips NV ........... 30,511 1,439,362
2,637,715
South Korea — 1.7%
KakaoBank Corp.
(a)
............ 2,274 122,793
Samsung SDI Co. Ltd. .......... 1,347 849,860
972,653
Spain — 3.0%
EDP Renovaveis SA ............ 62,541 1,742,367
United Kingdom — 5.1%
Genus plc ................... 14,769 1,119,959
Halma plc ................... 14,093 571,517
Pearson plc ................. 60,378 496,828
Security
Shares
Shares Value
United Kingdom (continued)
Wise plc, Class A
(a)
............. 72,388 $ 812,544
3,000,848
United States — 52.7%
1Life Healthcare, Inc.
(a)
.......... 42,565 921,958
Agilent Technologies, Inc. ........ 1,387 218,439
Alkami Technology, Inc.
(a)
........ 33,953 1,018,590
Aptiv plc
(a)
................... 10,325 1,785,089
Avangrid , Inc. ................ 7,363 388,030
Boston Scientific Corp.
(a)(b)
........ 42,267 1,822,976
Brookfield Renewable Corp. ...... 34,026 1,409,319
Cano Health, Inc., Class A
(a)
....... 95,237 1,046,655
Chegg , Inc.
(a)(b)
............... 12,221 726,416
Coursera, Inc.
(a)
............... 11,326 395,391
Danaher Corp. ............... 4,038 1,258,927
Definitive Healthcare Corp.
(a)
...... 2,654 106,532
Duolingo , Inc., Class A
(a)
......... 101 17,543
Etsy, Inc.
(a)
.................. 4,407 1,104,791
Everbridge , Inc.
(a)
.............. 6,945 1,106,408
EVgo , Inc., Class A
(a)
........... 30,726 286,366
Evgo , Inc., (Acquired 07/01/21, cost
$135,146)
(a)(e)
.............. 13,535 126,146
Grocery Outlet Holding Corp.
(a)
..... 42,747 948,556
ICF International, Inc. ........... 15,145 1,521,921
Itron , Inc.
(a)
.................. 2,681 208,501
Jack Henry & Associates, Inc. ..... 10,509 1,749,538
Mimecast Ltd.
(a)(b)
.............. 16,233 1,224,617
Natural Order Acquisition Corp.
(a)
... 31,934 312,634
Oak Street Health, Inc.
(a)
......... 13,193 623,105
Otonomo Technologies Ltd.
(a)(b)
..... 38,450 186,098
PayPal Holdings, Inc.
(a)
.......... 6,730 1,565,331
Royalty Pharma plc, Class A ...... 49,726 1,965,669
Schneider Electric SE ........... 7,688 1,325,551
Square, Inc., Class A
(a)
.......... 4,182 1,064,319
Sun Communities, Inc. .......... 2,690 527,186
Veeva Systems, Inc., Class A
(a)
.... 4,838 1,533,694
View, Inc., Class A
(a)(b)
........... 100,123 534,657
Zoetis, Inc. .................. 8,760 1,893,912
30,924,865
Total Common Stocks — 99.6%
(Cost: $55,868,063) .............................. 58,384,755
Warrants — 0.1%
Cayman Islands — 0.0%
AEA-Bridges Impact Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 12/31/25, Strike
Price USD 11.50)
(a)
.......... 27,191 19,034
United States — 0.1%
(a)
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for
1 warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,400 26,620
View, Inc. (Issued/exercisable 03/11/21,
1 share for 1 warrant, Expires
03/08/26, Strike Price USD 11.50) 3,759 3,259
29,879
Total Warrants — 0.1% ............................ 48,913
Total Long-Term Investments — 99.7%
(Cost: $55,868,063) .............................. 58,433,668

BlackRock Global Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 8.0%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 329,566 $ 329,566
SL Liquidity Series, LLC, Money Market
Series, 0.14%
(h)
............. 4,384,107 4,384,984
Security
Shares
Shares Value
Total Short-Term Securities — 8.0%
(Cost: $4,714,692) .............................. $ 4,714,550
Total Investments — 107.7%
(Cost: $60,582,755) .............................. 63,148,218
Liabilities in Excess of Other Assets — (7.7)% ............ (4,518,877)
Net Assets — 100.0% .............................. $ 58,629,341
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $126,146, representing 0.22% of its net assets as of period end, and an original cost of $135,146.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 801,201 $ — $ (471,635) $ — $ — $ 329,566 329,566 $ 17 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,573,250 1,811,919 — (43) (142) 4,384,984 4,384,107 50,865
(b)
—
$ (43) $ (142) $ 4,714,550 $ 50,882 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 251,412 BRL 1,393,897 Citibank NA 11/18/21 $ 5,225
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 5,225 $ — $ — $ 5,225
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (16,660) $ — $ — $ (16,660)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — 13,200 — — 13,200
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 342,357
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Forward foreign currency exchange contracts ................................................................................ $ 5,225
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 5,225
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 5,225

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Citibank NA .................................... $ 5,225 $ — $ — $ — $ 5,225
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina ............................................ $ 1,215,917 $ — $ — $ 1,215,917
Belgium ............................................. — 486,271 — 486,271
Brazil ............................................... 1,093,812 — — 1,093,812
Canada ............................................. 1,869,280 — — 1,869,280
Cayman Islands ........................................ 321,297 — — 321,297
Colombia ............................................ — 872,724 — 872,724
Denmark ............................................. — 2,655,058 — 2,655,058
France .............................................. — 906,846 — 906,846
Germany ............................................ — 1,308,790 — 1,308,790
India ............................................... — 1,427,254 — 1,427,254
Indonesia ............................................ — 1,911,030 — 1,911,030
Japan ............................................... — 3,934,415 — 3,934,415
Kenya .............................................. 1,103,613 — — 1,103,613
Netherlands ........................................... — 2,637,715 — 2,637,715
South Korea .......................................... 122,793 849,860 — 972,653
Spain ............................................... 1,742,367 — — 1,742,367
United Kingdom ........................................ 812,544 2,188,304 — 3,000,848
United States .......................................... 29,473,168 1,451,697 — 30,924,865
Warrants .............................................. 48,913 — — 48,913
Short-Term Securities ....................................... 329,566 — — 329,566
$ 38,133,270 $ 20,629,964 $ — $ 58,763,234
Investments valued at NAV
(a)
...................................... 4,384,984
$ —
$ 63,148,218
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 5,225 $ — $ 5,225
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock International Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.0%
Argentina — 3.5%
MercadoLibre , Inc.
(a)
............ 189 $ 279,913
Belgium — 1.4%
Umicore SA ................. 1,892 108,481
Brazil — 4.4%
MRV Engenharia e Participacoes SA . 63,801 115,420
Pagseguro Digital Ltd., Class A
(a)(b)
.. 4,285 155,117
YDUQS Participacoes SA ........ 23,108 85,164
355,701
Canada — 6.8%
Li-Cycle Holdings Corp.
(a)(b)
....... 11,025 142,663
Shopify, Inc., Class A
(a)
.......... 209 306,547
TransAlta Renewables, Inc. ....... 6,696 99,120
548,330
China — 0.3%
China Feihe Ltd.
(c)(d)
............ 16,000 26,565
Colombia — 2.3%
Millicom International Cellular SA,
SDR
(a)
................... 5,324 186,422
Denmark — 8.2%
Atlantic Sapphire ASA
(a)
......... 14,063 70,859
Chr Hansen Holding A/S ......... 687 54,661
Orsted A/S
(c)(d)
................ 1,875 264,830
Vestas Wind Systems A/S ........ 6,243 269,883
660,233
France — 2.7%
Nexity SA ................... 4,709 215,282
Germany — 3.3%
LEG Immobilien SE ............ 1,777 264,316
India — 3.8%
Bandhan Bank Ltd.
(c)(d)
.......... 77,616 303,260
Indonesia — 5.4%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,435,500 430,914
Japan — 12.4%
Katitas Co. Ltd. ............... 6,600 240,991
M3, Inc. .................... 3,100 182,684
Shionogi & Co. Ltd. ............ 2,700 176,041
Sysmex Corp. ................ 1,100 136,390
Takeda Pharmaceutical Co. Ltd. .... 9,200 258,205
994,311
Kenya — 2.5%
Safaricom plc ................ 516,266 198,528
Security
Shares
Shares Value
Netherlands — 7.9%
Koninklijke DSM NV ............ 1,296 $ 283,148
Koninklijke Philips NV ........... 7,386 348,436
631,584
South Korea — 2.8%
KakaoBank Corp.
(a)
............ 329 17,766
Samsung SDI Co. Ltd. .......... 331 208,837
226,603
Spain — 5.3%
EDP Renovaveis SA ............ 15,127 421,432
Switzerland — 1.2%
Landis+Gyr Group AG
(a)
......... 1,380 94,872
United Kingdom — 7.9%
Genus plc ................... 2,222 168,498
Halma plc ................... 2,663 107,993
Pearson plc ................. 22,168 182,412
Wise plc, Class A
(a)
............. 15,401 172,874
631,777
United States — 16.9%
Alkami Technology, Inc.
(a)
........ 1,853 55,590
Brookfield Renewable Corp. ...... 7,720 319,754
Mimecast Ltd.
(a)
............... 3,859 291,123
Otonomo Technologies Ltd.
(a)(b)
..... 10,375 50,215
PayPal Holdings, Inc.
(a)
.......... 932 216,774
Schneider Electric SE ........... 2,435 419,838
1,353,294
Total Common Stocks — 99.0%
(Cost: $7,244,994) .............................. 7,931,818
Total Long-Term Investments — 99.0%
(Cost: $7,244,994) .............................. 7,931,818
Short-Term Securities — 3.5%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 80,927 80,927
SL Liquidity Series, LLC, Money Market
Series, 0.14%
(g)
............. 196,995 197,034
Total Short-Term Securities — 3.5%
(Cost: $277,979) ................................ 277,961
Total Investments — 102.5%
(Cost: $7,522,973) .............................. 8,209,779
Liabilities in Excess of Other Assets — (2.5)% ............ (196,716)
Net Assets — 100.0% .............................. $ 8,013,063
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 141,431 $ — $ (60,504) $ — $ — $ 80,927 80,927 $ 3 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 698,919 — (501,865) (2) (18) 197,034 196,995 8,729
(b)
—
$ (2) $ (18) $ 277,961 $ 8,732 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 77,651 BRL 430,517 Citibank NA 11/18/21 $ 1,614
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,614 $ — $ — $ 1,614
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (5,695) $ — $ — $ (5,695)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — 4,115 — — 4,115
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 117,085
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Forward foreign currency exchange contracts ................................................................................ $ 1,614
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 1,614
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 1,614

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Citibank NA .................................... $ 1,614 $ — $ — $ — $ 1,614
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina ............................................ $ 279,913 $ — $ — $ 279,913
Belgium ............................................. — 108,481 — 108,481
Brazil ............................................... 355,701 — — 355,701
Canada ............................................. 548,330 — — 548,330
China ............................................... — 26,565 — 26,565
Colombia ............................................ — 186,422 — 186,422
Denmark ............................................. 54,661 605,572 — 660,233
France .............................................. — 215,282 — 215,282
Germany ............................................ — 264,316 — 264,316
India ............................................... — 303,260 — 303,260
Indonesia ............................................ — 430,914 — 430,914
Japan ............................................... — 994,311 — 994,311
Kenya .............................................. 198,528 — — 198,528
Netherlands ........................................... — 631,584 — 631,584
South Korea .......................................... 17,766 208,837 — 226,603
Spain ............................................... 421,432 — — 421,432
Switzerland ........................................... — 94,872 — 94,872
United Kingdom ........................................ 172,874 458,903 — 631,777
United States .......................................... 933,456 419,838 — 1,353,294
Short-Term Securities ....................................... 80,927 — — 80,927
$ 3,063,588 $ 4,949,157 $ — $ 8,012,745
Investments valued at NAV
(a)
...................................... 197,034
$ —
$ 8,209,779
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,614 $ — $ 1,614
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.32%,
01/10/39
(a)(b)(c)
.................... USD 186 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $181,227) ................................. —
Shares
Shares
Common Stocks — 73.3%
Aerospace & Defense — 0.1%
MTU Aero Engines AG ................ 2,857 636,361
Singapore Technologies Engineering Ltd. .... 266,700 757,382
1,393,743
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 2,669 258,866
Deutsche Post AG (Registered) .......... 12,326 763,066
DSV Panalpina A/S .................. 3,051 709,105
Expeditors International of Washington, Inc. .. 2,336 287,936
FedEx Corp. ....................... 5,293 1,246,660
SG Holdings Co. Ltd. ................. 2,800 70,311
United Parcel Service, Inc., Class B ....... 16,347 3,489,594
6,825,538
Airlines — 0.3%
(d)
Alaska Air Group, Inc. ................. 2,836 149,741
American Airlines Group, Inc. ............ 14,661 281,491
ANA Holdings, Inc. ................... 3,600 83,884
Delta Air Lines, Inc. .................. 41,837 1,637,082
Japan Airlines Co. Ltd. ................ 2,400 51,651
Singapore Airlines Ltd. ................ 24,100 92,835
Southwest Airlines Co. ................ 41,526 1,963,349
United Airlines Holdings, Inc. ............ 7,328 338,114
4,598,147
Auto Components — 0.3%
Aptiv plc
(d)
......................... 5,032 869,983
Bridgestone Corp. ................... 31,100 1,375,842
Cie Generale des Etablissements Michelin SCA 199 31,286
Continental AG
(d)
.................... 1,853 217,860
Denso Corp. ....................... 14,500 1,051,180
Faurecia SE ....................... 876 45,752
Faurecia SE ....................... 286 14,752
Koito Manufacturing Co. Ltd. ............ 1,200 68,086
Toyota Industries Corp. ................ 8,900 756,612
Vitesco Technologies Group AG
(d)
......... 596 34,173
4,465,526
Automobiles — 2.3%
Bayerische Motoren Werke AG .......... 5,380 543,574
Daimler AG (Registered) ............... 13,591 1,349,076
Ferrari NV ........................ 1,200 284,744
Ford Motor Co.
(d)
.................... 70,261 1,200,058
General Motors Co.
(d)
................. 26,303 1,431,672
Honda Motor Co. Ltd. ................. 50,700 1,499,598
Mazda Motor Corp.
(d)
................. 5,300 47,670
Nissan Motor Co. Ltd.
(d)
................ 77,700 395,482
Stellantis NV ....................... 30,357 606,080
Subaru Corp. ...................... 83,200 1,631,951
Suzuki Motor Corp. .................. 4,100 182,847
Tesla, Inc.
(d)
........................ 20,755 23,121,070
Toyota Motor Corp. .................. 203,400 3,588,823
Volkswagen AG ..................... 1,184 384,916
Yamaha Motor Co. Ltd. ................ 5,200 144,944
36,412,505
Security
Shares
Shares Value
Banks — 3.6%
ABN AMRO Bank NV, CVA
(c)(e)
........... 6,603 $ 97,115
Australia & New Zealand Banking Group Ltd. . 46,486 989,244
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 629,349
Banco Santander SA ................. 264,525 1,003,366
Bank Hapoalim BM .................. 18,586 183,053
Bank Leumi Le-Israel BM .............. 23,771 227,117
Bank of America Corp. ................ 152,334 7,278,518
Banque Cantonale Vaudoise (Registered) ... 1,457 117,306
Barclays plc ....................... 264,417 729,652
BNP Paribas SA .................... 17,444 1,167,653
BOC Hong Kong Holdings Ltd. ........... 43,500 137,845
CaixaBank SA ...................... 58,093 166,998
Citigroup, Inc. ...................... 39,860 2,756,718
Citizens Financial Group, Inc. ........... 2,893 137,070
Comerica, Inc. ...................... 3,033 258,078
Commonwealth Bank of Australia ......... 29,225 2,316,439
Credit Agricole SA ................... 20,510 309,434
Danske Bank A/S .................... 9,090 153,818
DBS Group Holdings Ltd. .............. 46,600 1,088,942
Erste Group Bank AG ................. 3,232 138,607
Fifth Third Bancorp .................. 8,395 365,434
FinecoBank Banca Fineco SpA
(d)
......... 9,979 190,577
First Republic Bank .................. 2,523 545,801
Hang Seng Bank Ltd. ................. 11,600 220,434
HSBC Holdings plc .................. 351,070 2,115,257
Huntington Bancshares, Inc. ............ 17,299 272,286
ING Groep NV ...................... 71,311 1,081,710
Intesa Sanpaolo SpA ................. 192,618 547,455
Israel Discount Bank Ltd., Class A
(d)
....... 19,044 115,068
Japan Post Bank Co. Ltd. .............. 32,800 255,906
JPMorgan Chase & Co. ............... 61,708 10,483,572
KBC Group NV ..................... 3,537 329,376
KeyCorp .......................... 9,464 220,227
M&T Bank Corp. .................... 780 114,754
Mitsubishi UFJ Financial Group, Inc. ....... 274,300 1,504,124
Mizuho Financial Group, Inc. ............ 57,450 758,224
National Australia Bank Ltd. ............. 56,184 1,221,551
NatWest Group plc ................... 97,042 292,599
Nordea Bank Abp ................... 65,249 799,093
Oversea-Chinese Banking Corp. Ltd. ...... 55,000 480,801
People's United Financial, Inc. ........... 9,690 166,087
Regions Financial Corp. ............... 13,969 330,786
Resona Holdings, Inc. ................ 41,000 154,020
Skandinaviska Enskilda Banken AB, Class A . 31,018 485,054
Societe Generale SA ................. 9,583 320,110
Standard Chartered plc ................ 37,714 255,060
Sumitomo Mitsui Financial Group, Inc. ...... 31,000 1,005,939
Sumitomo Mitsui Trust Holdings, Inc. ....... 5,600 184,206
SVB Financial Group
(d)
................ 819 587,551
Svenska Handelsbanken AB, Class A ...... 17,969 205,967
Swedbank AB, Class A ................ 13,739 297,981
Truist Financial Corp. ................. 32,590 2,068,487
UniCredit SpA ...................... 23,890 315,813
United Overseas Bank Ltd. ............. 19,200 381,664
US Bancorp ....................... 27,600 1,666,212
Wells Fargo & Co. ................... 80,779 4,132,654
Westpac Banking Corp. ............... 67,044 1,304,350
Zions Bancorp NA ................... 3,670 231,173
55,893,685
Beverages — 0.1%
Anheuser-Busch InBev SA/NV ........... 6,987 427,375
Coca-Cola Europacific Partners plc ........ 1,813 95,454
Diageo plc ........................ 27,418 1,364,092

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Beverages (continued)
Pernod Ricard SA ................... 738 $ 169,785
2,056,706
Biotechnology — 1.3%
AbbVie, Inc. ....................... 42,166 4,835,175
Alnylam Pharmaceuticals, Inc.
(d)
.......... 539 86,003
Amgen, Inc. ....................... 13,652 2,825,554
Argenx SE
(d)
....................... 647 194,785
Biogen, Inc.
(d)
...................... 3,559 949,114
BioMarin Pharmaceutical, Inc.
(d)(f)
......... 808 64,018
CSL Ltd. .......................... 8,032 1,827,604
Exact Sciences Corp.
(d)
................ 715 68,082
Genmab A/S
(d)
...................... 1,049 471,265
Gilead Sciences, Inc. ................. 28,291 1,835,520
Horizon Therapeutics plc
(d)
............. 5,845 700,874
Incyte Corp.
(d)
...................... 2,762 184,999
Moderna , Inc.
(d)
..................... 8,601 2,969,151
Novavax , Inc.
(d)
..................... 461 68,611
Regeneron Pharmaceuticals, Inc.
(d)
........ 2,586 1,654,885
Seagen , Inc.
(d)
...................... 817 144,062
Vertex Pharmaceuticals, Inc.
(d)
........... 6,257 1,157,107
20,036,809
Building Products — 0.6%
Allegion plc ........................ 2,647 339,610
Assa Abloy AB, Class B ............... 27,997 821,507
Carrier Global Corp. .................. 25,354 1,324,239
Cie de Saint-Gobain .................. 7,926 546,993
Daikin Industries Ltd. ................. 4,900 1,073,173
Fortune Brands Home & Security, Inc. ...... 2,956 299,738
Johnson Controls International plc ........ 25,638 1,881,060
Kingspan Group plc .................. 2,752 316,824
Lennox International, Inc. .............. 449 134,377
Masco Corp. ....................... 12,867 843,432
Nibe Industrier AB, Class B ............. 20,663 307,335
Rockwool International A/S, Class B ....... 186 85,061
Trane Technologies plc ................ 9,156 1,656,595
9,629,944
Capital Markets — 2.0%
3i Group plc ....................... 11,669 217,919
Abrdn plc ......................... 34,377 119,498
Ameriprise Financial, Inc. .............. 4,478 1,352,938
Amundi SA
(c)(e)
...................... 3,050 271,746
ASX Ltd. ......................... 992 62,385
Bank of New York Mellon Corp. (The) ...... 14,322 847,862
Cboe Global Markets, Inc. .............. 890 117,427
Charles Schwab Corp. (The) ............ 29,519 2,421,444
CME Group, Inc. .................... 6,546 1,443,720
Credit Suisse Group AG (Registered) ...... 50,542 525,723
Daiwa Securities Group, Inc. ............ 41,100 230,906
Deutsche Bank AG (Registered)
(d)
......... 33,590 431,474
Deutsche Boerse AG ................. 3,649 605,760
EQT AB .......................... 6,706 354,210
Franklin Resources, Inc. ............... 2,607 82,094
Futu Holdings Ltd., ADR
(d)
.............. 458 24,512
Goldman Sachs Group, Inc. (The) ........ 6,899 2,851,702
Hargreaves Lansdown plc .............. 3,145 66,180
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 861,457
Intercontinental Exchange, Inc. .......... 12,587 1,742,796
Invesco Ltd. ....................... 2,828 71,860
Japan Exchange Group, Inc. ............ 8,800 208,367
Julius Baer Group Ltd. ................ 6,012 434,861
London Stock Exchange Group plc ........ 5,519 537,240
Macquarie Group Ltd. ................. 6,762 998,268
MarketAxess Holdings, Inc. ............. 351 143,443
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ...................... 3,231 $ 1,305,809
Morgan Stanley ..................... 29,622 3,044,549
MSCI, Inc. ........................ 1,590 1,057,159
Nasdaq, Inc. ....................... 1,897 398,123
Nomura Holdings, Inc. ................ 80,400 382,906
Northern Trust Corp. .................. 3,745 460,785
Partners Group Holding AG ............. 603 1,053,414
Raymond James Financial, Inc. .......... 2,748 270,925
S&P Global, Inc. .................... 6,144 2,913,239
SBI Holdings, Inc. ................... 2,000 51,839
Schroders plc ...................... 2,048 101,445
St. James's Place plc ................. 3,511 75,848
State Street Corp. ................... 5,715 563,213
T. Rowe Price Group, Inc. .............. 4,129 895,498
UBS Group AG (Registered) ............ 74,832 1,362,144
30,962,688
Chemicals — 1.2%
Air Liquide SA ...................... 10,033 1,675,088
Air Products & Chemicals, Inc. ........... 2,174 651,787
Albemarle Corp. .................... 2,604 652,224
Asahi Kasei Corp. ................... 19,500 204,854
BASF SE ......................... 22,971 1,653,307
CF Industries Holdings, Inc. ............. 1,701 96,617
Chr Hansen Holding A/S ............... 2,199 174,963
Corteva , Inc. ....................... 8,709 375,793
Covestro AG
(c)(e)
..................... 1,522 97,467
Dow, Inc. ......................... 6,939 388,376
DuPont de Nemours, Inc. .............. 7,329 510,098
Ecolab, Inc. ....................... 6,115 1,358,875
Givaudan SA (Registered) .............. 168 791,605
International Flavors & Fragrances, Inc. ..... 6,761 996,910
Koninklijke DSM NV .................. 8,202 1,791,959
Linde plc ......................... 5,080 1,621,536
LyondellBasell Industries NV, Class A ...... 2,696 250,243
Nippon Sanso Holdings Corp. ........... 8,000 188,869
Novozymes A/S, Class B ............... 4,451 327,410
Orica Ltd. ......................... 5,339 61,288
PPG Industries, Inc. .................. 5,128 823,403
Sherwin-Williams Co. (The) ............. 4,552 1,441,209
Shin-Etsu Chemical Co. Ltd. ............ 9,200 1,640,664
Sika AG (Registered) ................. 1,239 419,748
Solvay SA ......................... 3,528 419,381
Sumitomo Chemical Co. Ltd. ............ 13,200 65,027
Symrise AG ....................... 646 89,356
Umicore SA ....................... 2,789 159,912
18,927,969
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 63,118 478,857
Cintas Corp. ....................... 2,808 1,216,145
Copart , Inc.
(d)
...................... 9,940 1,543,583
Rentokil Initial plc .................... 66,811 537,758
Republic Services, Inc. ................ 5,905 794,813
Rollins, Inc. ........................ 12,970 456,933
Secom Co. Ltd. ..................... 3,800 259,055
Securitas AB, Class B ................. 23,112 382,889
Waste Connections, Inc. ............... 3,627 493,308
Waste Management, Inc. ............... 12,551 2,011,047
8,174,388
Construction & Engineering — 0.1%
Ferrovial SA ....................... 24,963 788,034
Obayashi Corp. ..................... 7,100 59,940
Quanta Services, Inc. ................. 3,151 382,153

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA .......................... 5,986 $ 639,965
1,870,092
Construction Materials — 0.1%
CRH plc .......................... 13,532 647,558
HeidelbergCement AG ................ 10,066 758,020
Holcim Ltd.
(d)
....................... 2,989 149,099
James Hardie Industries plc, CDI ......... 13,341 524,117
2,078,794
Consumer Finance — 0.3%
American Express Co. ................ 13,035 2,265,222
Capital One Financial Corp. ............. 8,804 1,329,668
Discover Financial Services ............. 5,115 579,632
Synchrony Financial .................. 8,352 387,951
4,562,473
Containers & Packaging — 0.2%
Avery Dennison Corp. ................. 773 168,297
Ball Corp. ......................... 13,473 1,232,510
Crown Holdings, Inc. ................. 3,144 326,945
Smurfit Kappa Group plc ............... 2,366 124,018
WestRock Co. ...................... 10,773 518,181
2,369,951
Distributors — 0.5%
Genuine Parts Co. ................... 23,741 3,112,683
LKQ Corp.
(d)
....................... 32,197 1,773,411
Pool Corp. ........................ 4,178 2,152,338
7,038,432
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(d)
....... 47,410 13,607,144
Equitable Holdings, Inc. ............... 4,530 151,755
EXOR NV ......................... 554 52,259
Groupe Bruxelles Lambert SA ........... 4,565 529,683
Industrivarden AB, Class A ............. 276 9,105
Industrivarden AB, Class C ............. 1,820 59,202
Investor AB, Class B .................. 49,363 1,138,999
Jackson Financial, Inc., Class A
(d)
......... 1,020 27,612
Kinnevik AB, Class B
(d)
................ 4,574 179,533
L E Lundbergforetagen AB, Class B ....... 1,245 71,778
M&G plc .......................... 32,713 89,375
Mitsubishi HC Capital, Inc. .............. 9,900 49,641
ORIX Corp. ........................ 29,700 590,326
Sofina SA ......................... 481 212,845
Wendel SE ........................ 408 54,350
16,823,607
Electric Utilities — 2.2%
AusNet Services Ltd. ................. 265,894 494,470
CK Infrastructure Holdings Ltd. ........... 135,500 816,929
Edison International .................. 39,540 2,488,252
Electricite de France SA ............... 28,906 426,016
Elia Group SA/NV ................... 6,756 788,179
Endesa SA ........................ 43,674 1,007,241
Enel SpA ......................... 223,579 1,871,756
Entergy Corp. ...................... 20,636 2,125,921
Eversource Energy .................. 27,332 2,320,487
Exelon Corp. ....................... 76,950 4,092,971
FirstEnergy Corp. ................... 49,432 1,904,615
Fortum OYJ ....................... 36,755 1,093,097
Iberdrola SA ....................... 224,386 2,649,671
Longview Energy Co. (Acquired 08/13/04, cost
$48,000)
(a)(d)(g)
.................... 3,200 5,166
Mercury NZ Ltd. ..................... 69,407 305,242
NextEra Energy, Inc. ................. 102,296 8,728,918
Security
Shares
Shares Value
Electric Utilities (continued)
Orsted A/S
(c)(e)
...................... 6,316 $ 892,088
Red Electrica Corp. SA ................ 2,461 51,242
SSE plc .......................... 42,501 957,105
Terna - Rete Elettrica Nazionale .......... 94,440 703,654
Verbund AG ....................... 5,160 537,890
34,260,910
Electrical Equipment — 0.3%
ABB Ltd. (Registered) ................. 31,438 1,040,071
Legrand SA ....................... 6,947 757,849
Mitsubishi Electric Corp. ............... 23,000 308,877
Nidec Corp. ....................... 5,100 564,865
Schneider Electric SE ................. 6,659 1,148,133
Siemens Gamesa Renewable Energy SA
(d)
.. 1,539 41,762
Vestas Wind Systems A/S .............. 27,539 1,190,500
5,052,057
Electronic Equipment, Instruments & Components — 0.3%
Halma plc ......................... 4,064 164,808
Hamamatsu Photonics KK .............. 9,900 587,589
Hexagon AB, Class B ................. 32,118 516,897
Keyence Corp. ..................... 2,800 1,690,121
Kyocera Corp. ...................... 8,000 468,376
Murata Manufacturing Co. Ltd. ........... 9,500 704,697
Zebra Technologies Corp., Class A
(d)
....... 181 96,645
4,229,133
Entertainment — 1.3%
Activision Blizzard, Inc. ................ 16,684 1,304,522
AMC Entertainment Holdings, Inc., Class A
(d)
. 4,433 156,795
Bollore SA ........................ 15,735 91,455
Electronic Arts, Inc. .................. 5,535 776,284
Live Nation Entertainment, Inc.
(d)
......... 4,077 412,389
Netflix, Inc.
(d)
....................... 11,154 7,699,718
Nexon Co. Ltd. ..................... 2,800 47,659
Nintendo Co. Ltd. .................... 1,900 839,148
Sea Ltd., ADR
(d)
..................... 1,533 526,693
Take-Two Interactive Software, Inc.
(d)
....... 1,977 357,837
Ubisoft Entertainment SA
(d)
............. 237 12,410
Universal Music Group NV ............. 14,137 410,439
Walt Disney Co. (The)
(d)
............... 46,092 7,792,774
20,428,123
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. ....... 4,063 829,421
American Tower Corp. ................ 11,295 3,184,851
Ascendas REIT ..................... 175,400 401,742
AvalonBay Communities, Inc. ........... 3,413 807,789
Boston Properties, Inc. ................ 3,622 411,604
British Land Co. plc (The) .............. 887 5,989
CapitaLand Integrated Commercial Trust .... 202,945 323,181
Covivio .......................... 827 71,630
Crown Castle International Corp. ......... 10,960 1,976,088
Daiwa House REIT Investment Corp. ...... 40 114,785
Dexus ........................... 4,471 36,675
Digital Realty Trust, Inc. ............... 7,099 1,120,293
Duke Realty Corp. ................... 8,328 468,367
Equinix , Inc. ....................... 2,299 1,924,424
Equity Residential ................... 7,728 667,699
Essex Property Trust, Inc. .............. 1,552 527,571
Extra Space Storage, Inc. .............. 3,465 683,887
Federal Realty Investment Trust .......... 1,585 190,755
Gecina SA ........................ 912 127,624
GLP J- Reit ........................ 76 123,960
Goodman Group .................... 26,092 432,002
GPT Group (The) .................... 7,500 29,280
Healthpeak Properties, Inc. ............. 11,281 400,588

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.
(d)
............ 14,963 $ 251,827
Invitation Homes, Inc. ................. 4,895 201,919
Iron Mountain, Inc. ................... 7,509 342,711
Japan Metropolitan Fund Invest .......... 117 107,467
Japan Real Estate Investment Corp. ....... 26 159,360
Kimco Realty Corp. .................. 13,892 313,959
Klepierre SA ....................... 3,605 85,822
Land Securities Group plc .............. 9,353 87,866
Link REIT ......................... 44,900 397,789
Mapletree Commercial Trust ............ 76,200 123,255
Mapletree Logistics Trust .............. 86,700 130,010
Medical Properties Trust, Inc. ............ 4,337 92,508
Mid-America Apartment Communities, Inc. ... 2,765 564,641
Nippon Building Fund, Inc. .............. 35 227,393
Nippon Prologis REIT, Inc. .............. 15 50,100
Nomura Real Estate Master Fund, Inc. ..... 54 80,863
Orix JREIT, Inc. ..................... 37 61,387
Prologis, Inc. ....................... 18,507 2,682,775
Public Storage ...................... 3,792 1,259,627
Realty Income Corp. .................. 9,548 682,014
Regency Centers Corp. ............... 3,382 238,127
SBA Communications Corp. ............ 2,966 1,024,249
Scentre Group ...................... 63,817 145,559
Segro plc ......................... 19,352 342,038
Simon Property Group, Inc. ............. 8,434 1,236,256
Stockland ......................... 16,843 58,057
Sun Communities, Inc. ................ 653 127,975
UDR, Inc. ......................... 6,776 376,271
Unibail - Rodamco -Westfield
(d)
............ 1,822 130,099
Ventas, Inc. ....................... 9,507 507,389
VEREIT, Inc. ....................... 1,484 74,645
VICI Properties, Inc. .................. 2,444 71,731
Vicinity Centres ..................... 41,078 53,647
Vornado Realty Trust ................. 3,402 145,027
Welltower , Inc. ...................... 10,284 826,834
Weyerhaeuser Co. ................... 17,251 616,206
28,737,608
Food & Staples Retailing — 0.8%
Aeon Co. Ltd. ...................... 4,200 96,620
Carrefour SA ....................... 4,404 79,729
Costco Wholesale Corp. ............... 8,666 4,259,686
Jeronimo Martins SGPS SA ............. 24,281 550,149
Koninklijke Ahold Delhaize NV ........... 27,434 892,496
Ocado Group plc
(d)
................... 5,396 133,176
Sysco Corp. ....................... 11,245 864,741
Walgreens Boots Alliance, Inc. ........... 10,067 473,350
Walmart, Inc. ....................... 29,162 4,357,386
11,707,333
Food Products — 0.3%
Kerry Group plc, Class A ............... 1,982 266,007
Kikkoman Corp. ..................... 1,800 147,222
Nestle SA (Registered) ................ 36,069 4,757,762
5,170,991
Gas Utilities — 0.3%
APA Group
(h)
....................... 94,025 583,392
Hong Kong & China Gas Co. Ltd. ......... 177,222 275,320
Naturgy Energy Group SA .............. 45,107 1,185,226
Osaka Gas Co. Ltd. .................. 35,500 572,189
Snam SpA ........................ 143,429 812,352
Toho Gas Co. Ltd. ................... 2,800 82,943
Tokyo Gas Co. Ltd. .................. 27,300 473,735
3,985,157
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories .................. 40,342 $ 5,199,680
Alcon, Inc. ........................ 8,502 704,974
Align Technology, Inc.
(d)
................ 625 390,231
Baxter International, Inc. ............... 13,382 1,056,643
Becton Dickinson and Co. .............. 3,114 746,083
Boston Scientific Corp.
(d)
............... 12,926 557,498
Carl Zeiss Meditec AG ................ 1,579 317,995
Coloplast A/S, Class B ................ 2,125 347,051
Danaher Corp. ..................... 12,615 3,932,978
DexCom , Inc.
(d)
..................... 898 559,643
Edwards Lifesciences Corp.
(d)
........... 6,093 730,063
Fisher & Paykel Healthcare Corp. Ltd. ...... 8,562 191,819
GN Store Nord A/S ................... 629 38,223
Hoya Corp. ........................ 6,600 971,576
IDEXX Laboratories, Inc.
(d)
.............. 669 445,648
Intuitive Surgical, Inc.
(d)
................ 4,764 1,720,423
Koninklijke Philips NV ................. 16,457 776,362
Medtronic plc ...................... 20,553 2,463,483
Olympus Corp. ..................... 19,600 424,596
ResMed , Inc. ...................... 995 261,595
Siemens Healthineers AG
(c)(e)
............ 11,058 735,423
Smith & Nephew plc .................. 10,553 182,251
Sonova Holding AG (Registered) ......... 642 266,027
Straumann Holding AG (Registered) ....... 129 268,539
Stryker Corp. ...................... 3,892 1,035,544
Sysmex Corp. ...................... 2,900 359,574
Terumo Corp. ...................... 12,000 529,390
West Pharmaceutical Services, Inc. ....... 532 228,696
25,442,008
Health Care Providers & Services — 1.2%
Anthem, Inc. ....................... 6,557 2,853,147
Centene Corp.
(d)
.................... 17,029 1,213,146
Cigna Corp. ....................... 5,690 1,215,441
CVS Health Corp. ................... 11,459 1,023,060
Fresenius Medical Care AG & Co. KGaA .... 5,707 379,111
Fresenius SE & Co. KGaA .............. 11,315 514,309
HCA Healthcare, Inc. ................. 222 55,602
Humana, Inc. ...................... 3,556 1,646,997
UnitedHealth Group, Inc. ............... 23,046 10,611,992
19,512,805
Health Care Technology — 0.0%
M3, Inc. .......................... 8,100 477,336
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A
(d)
................. 3,036 518,124
Aramark .......................... 13,751 501,636
Aristocrat Leisure Ltd. ................. 2,821 100,052
Booking Holdings, Inc.
(d)
............... 1,370 3,316,469
Caesars Entertainment, Inc.
(d)
........... 7,047 771,365
Carnival Corp.
(d)
..................... 39,992 886,223
Chipotle Mexican Grill, Inc.
(d)
............ 1,032 1,835,959
Compass Group plc
(d)
................. 41,520 881,081
Darden Restaurants, Inc. .............. 5,685 819,436
Domino's Pizza, Inc. .................. 1,271 621,481
DraftKings , Inc., Class A
(d)
.............. 5,317 247,719
Entain plc
(d)
........................ 2,514 70,445
Evolution AB
(c)(e)
..................... 3,380 548,716
Expedia Group, Inc.
(d)
................. 4,916 808,239
Flutter Entertainment plc
(d)
.............. 3,129 592,340
Hilton Worldwide Holdings, Inc.
(d)
......... 8,103 1,166,427
InterContinental Hotels Group plc
(d)
........ 3,911 273,954
La Francaise des Jeux SAEM
(c)(e)
......... 1,384 71,865
Las Vegas Sands Corp.
(d)
.............. 6,439 249,897
Marriott International, Inc., Class A
(d)
....... 7,950 1,272,159

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ................... 21,851 $ 5,365,513
MGM Resorts International ............. 11,922 562,241
Norwegian Cruise Line Holdings Ltd.
(d)
...... 8,379 215,508
Oriental Land Co. Ltd. ................ 4,100 647,553
Penn National Gaming, Inc.
(d)
............ 3,550 254,180
Royal Caribbean Cruises Ltd.
(d)
.......... 7,234 610,767
Sodexo SA
(d)
....................... 4,512 438,969
Starbucks Corp. ..................... 37,662 3,994,808
Vail Resorts, Inc. .................... 708 244,055
Wynn Resorts Ltd.
(d)
.................. 3,476 312,145
Yum! Brands, Inc. ................... 11,947 1,492,658
29,691,984
Household Durables — 0.7%
Casio Computer Co. Ltd. ............... 6,400 90,567
DR Horton, Inc. ..................... 28,188 2,516,343
Husqvarna AB, Class B ................ 16,473 234,755
Leggett & Platt, Inc. .................. 3,019 141,440
Lennar Corp., Class A ................. 24,171 2,415,408
NVR, Inc.
(d)
........................ 308 1,507,599
Panasonic Corp. .................... 43,900 542,869
PulteGroup, Inc. .................... 29,261 1,406,869
Sekisui House Ltd. ................... 4,300 89,400
Sony Corp. ........................ 23,700 2,744,374
11,689,624
Household Products — 0.1%
Procter & Gamble Co. (The) ............ 4,058 580,253
Reckitt Benckiser Group plc ............. 13,918 1,129,902
1,710,155
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 21,997 612,828
Meridian Energy Ltd. ................. 84,959 304,348
Uniper SE ......................... 20,153 890,897
1,808,073
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. ............. 91,500 613,455
Hitachi Ltd. ........................ 11,900 685,732
Siemens AG (Registered) .............. 12,809 2,082,512
Smiths Group plc .................... 5,619 104,334
Toshiba Corp. ...................... 5,100 219,974
3,706,007
Insurance — 4.1%
Admiral Group plc ................... 2,958 116,197
Aegon NV ......................... 37,438 189,897
Aflac, Inc. ......................... 34,767 1,865,945
Ageas SA ......................... 2,577 125,365
AIA Group Ltd. ..................... 227,800 2,552,957
Alleghany Corp.
(d)
.................... 1,094 712,610
Allianz SE (Registered) ................ 9,182 2,132,156
Allstate Corp. (The) .................. 19,445 2,404,763
American Financial Group, Inc. .......... 4,960 674,758
American International Group, Inc. ........ 19,365 1,144,278
Aon plc, Class A .................... 13,076 4,183,274
Arch Capital Group Ltd.
(d)
.............. 25,846 1,080,880
Arthur J Gallagher & Co. ............... 15,135 2,537,685
Assicurazioni Generali SpA ............. 11,196 243,795
Assurant, Inc. ...................... 1,332 214,865
Athene Holding Ltd., Class A
(d)
........... 8,903 774,650
Aviva plc ......................... 79,367 428,258
AXA SA .......................... 46,740 1,359,807
Baloise Holding AG (Registered) ......... 1,931 307,724
Brown & Brown, Inc. .................. 22,463 1,417,640
Cincinnati Financial Corp. .............. 9,253 1,123,684
Security
Shares
Shares Value
Insurance (continued)
CNP Assurances .................... 4,629 $ 115,980
Dai-ichi Life Holdings, Inc. .............. 21,200 446,018
Erie Indemnity Co., Class A ............. 3,757 773,228
Everest Re Group Ltd. ................ 3,939 1,030,049
Fidelity National Financial, Inc. ........... 18,423 882,646
Globe Life, Inc. ..................... 3,367 299,730
Hannover Rueck SE .................. 2,773 506,305
Hartford Financial Services Group, Inc. (The) . 22,981 1,676,004
Insurance Australia Group Ltd. ........... 12,588 45,612
Japan Post Holdings Co. Ltd.
(d)
........... 75,200 577,830
Japan Post Insurance Co. Ltd. ........... 7,300 118,440
Legal & General Group plc ............. 108,929 429,592
Lincoln National Corp. ................ 9,023 651,009
Loews Corp. ....................... 21,240 1,190,927
Markel Corp.
(d)
...................... 589 773,434
Marsh & McLennan Cos., Inc. ........... 23,660 3,946,488
MetLife, Inc. ....................... 38,404 2,411,771
MS&AD Insurance Group Holdings, Inc. .... 16,600 536,302
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 4,024 1,191,452
NN Group NV ...................... 14,425 771,114
Phoenix Group Holdings plc ............ 6,011 53,970
Principal Financial Group, Inc. ........... 10,484 703,372
Progressive Corp. (The) ............... 35,632 3,380,764
Prudential Financial, Inc. ............... 15,837 1,742,862
Prudential plc ...................... 44,189 901,807
QBE Insurance Group Ltd. ............. 15,479 138,590
RenaissanceRe Holdings Ltd. ........... 4,020 570,036
Sampo OYJ, Class A ................. 16,177 859,991
SCOR SE ......................... 1,051 35,382
Sompo Holdings, Inc. ................. 9,800 424,995
Suncorp Group Ltd. .................. 22,391 198,135
Swiss Life Holding AG (Registered) ........ 1,293 709,297
Swiss Re AG ....................... 9,316 902,492
T&D Holdings, Inc. ................... 9,600 123,126
Tokio Marine Holdings, Inc. ............. 19,100 1,005,998
Travelers Cos., Inc. (The) .............. 16,933 2,724,181
Tryg A/S .......................... 19,963 473,784
Willis Towers Watson plc ............... 9,399 2,277,190
WR Berkley Corp. ................... 14,991 1,193,284
Zurich Insurance Group AG ............. 4,234 1,876,597
64,260,972
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A
(d)
............... 6,916 20,477,723
Alphabet, Inc., Class C
(d)
............... 6,499 19,272,199
Facebook, Inc., Class A
(d)
.............. 54,676 17,691,513
Match Group, Inc.
(d)
.................. 6,821 1,028,470
Pinterest, Inc., Class A
(d)
............... 2,270 101,333
Snap, Inc., Class A
(d)
................. 2,968 156,057
Twitter, Inc.
(d)
....................... 20,031 1,072,460
Z Holdings Corp. .................... 43,000 266,945
Zillow Group, Inc., Class A
(d)
............ 476 50,323
Zillow Group, Inc., Class C
(d)
............ 914 94,718
60,211,741
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.
(d)
.................. 12,000 40,469,160
Chewy, Inc., Class A
(d)
................ 8,186 620,499
Delivery Hero SE
(c)(d)(e)
................. 4,340 541,307
DoorDash , Inc., Class A
(d)
.............. 7,996 1,557,621
eBay, Inc. ......................... 35,296 2,707,909
Etsy, Inc.
(d)
........................ 7,901 1,980,702
HelloFresh SE
(d)
..................... 4,554 369,051
Just Eat Takeaway.com NV
(c)(d)(e)
.......... 3,435 246,754
MercadoLibre , Inc.
(d)
.................. 795 1,177,411

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Mercari , Inc.
(d)
...................... 3,000 $ 162,328
Prosus NV
(d)
....................... 18,699 1,647,064
Rakuten Group, Inc. .................. 20,600 225,529
Wayfair, Inc., Class A
(d)
................ 3,659 911,457
Zalando SE
(c)(d)(e)
.................... 4,775 451,145
ZOZO, Inc. ........................ 1,600 51,358
53,119,295
IT Services — 2.9%
Accenture plc, Class A ................ 14,101 5,059,298
Adyen NV
(c)(d)(e)
..................... 428 1,291,409
Afterpay Ltd.
(d)
...................... 2,021 187,224
Akamai Technologies, Inc.
(d)
............. 3,032 319,755
Amadeus IT Group SA
(d)
............... 4,022 269,063
Atos SE .......................... 5,014 261,594
Automatic Data Processing, Inc. .......... 11,158 2,504,859
Broadridge Financial Solutions, Inc. ....... 1,444 257,624
Capgemini SE ...................... 5,333 1,243,459
Cognizant Technology Solutions Corp., Class A 12,776 997,678
Computershare Ltd. .................. 33,304 473,895
DXC Technology Co.
(d)
................ 5,704 185,779
Edenred .......................... 2,239 121,155
EPAM Systems, Inc.
(d)
................. 285 191,873
Fidelity National Information Services, Inc. ... 13,505 1,495,544
Fiserv, Inc.
(d)
....................... 12,932 1,273,673
FleetCor Technologies, Inc.
(d)
............ 1,969 487,150
Fujitsu Ltd. ........................ 1,700 293,811
Gartner, Inc.
(d)
...................... 1,850 614,033
Global Payments, Inc. ................ 6,196 885,966
International Business Machines Corp. ..... 21,500 2,689,650
Jack Henry & Associates, Inc. ........... 439 73,085
Mastercard , Inc., Class A ............... 20,001 6,710,735
MongoDB, Inc.
(d)
.................... 388 202,261
NTT Data Corp. ..................... 22,800 457,387
Obic Co. Ltd. ....................... 400 73,969
Okta , Inc., Class A
(d)
.................. 164 40,538
Paychex, Inc. ...................... 5,442 670,890
PayPal Holdings, Inc.
(d)
................ 27,120 6,307,841
Snowflake, Inc., Class A
(d)
.............. 740 261,842
Square, Inc., Class A
(d)
................ 1,216 309,472
Twilio , Inc., Class A
(d)
................. 380 110,717
VeriSign, Inc.
(d)
..................... 1,188 264,532
Visa, Inc., Class A ................... 38,251 8,100,414
Wix.com Ltd.
(d)
...................... 919 170,897
Worldline SA
(c)(d)(e)
................... 5,844 340,800
45,199,872
Leisure Products — 0.3%
Bandai Namco Holdings, Inc. ............ 5,500 420,302
Hasbro, Inc. ....................... 13,824 1,323,786
Peloton Interactive, Inc., Class A
(d)
........ 26,019 2,379,178
Shimano, Inc. ...................... 2,000 558,027
Yamaha Corp. ...................... 5,300 334,844
5,016,137
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. .............. 7,017 1,105,107
Avantor , Inc.
(d)
...................... 7,311 295,218
Bio-Rad Laboratories, Inc., Class A
(d)
....... 445 353,633
Bio- Techne Corp. .................... 747 391,167
Charles River Laboratories International, Inc.
(d)
628 281,771
Eurofins Scientific SE ................. 1,597 188,470
Illumina, Inc.
(d)
...................... 3,568 1,480,934
IQVIA Holdings, Inc.
(d)
................. 4,290 1,121,492
Lonza Group AG (Registered) ........... 1,104 907,268
Mettler -Toledo International, Inc.
(d)
........ 500 740,440
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc. .................... 2,614 $ 462,390
QIAGEN NV
(d)
...................... 5,780 317,981
Sartorius Stedim Biotech ............... 325 179,131
Thermo Fisher Scientific, Inc. ............ 9,218 5,835,639
Waters Corp.
(d)
..................... 1,248 458,702
14,119,343
Machinery — 0.6%
Atlas Copco AB, Class A ............... 5,876 378,407
Atlas Copco AB, Class B ............... 6,902 374,046
Daifuku Co. Ltd. ..................... 3,300 303,796
Deere & Co. ....................... 1,923 658,262
FANUC Corp. ...................... 2,800 553,339
Harmonic Drive Systems, Inc. ........... 4,100 185,860
Hoshizaki Corp. ..................... 1,300 109,318
Illinois Tool Works, Inc. ................ 3,021 688,395
KION Group AG ..................... 848 92,626
Komatsu Ltd. ...................... 26,700 699,308
Kubota Corp. ...................... 42,300 901,118
Makita Corp. ....................... 8,500 394,501
Mitsubishi Heavy Industries Ltd. .......... 3,800 97,177
NGK Insulators Ltd. .................. 7,700 128,214
Rational AG ....................... 74 73,449
Sandvik AB ........................ 9,169 232,514
Schindler Holding AG (Registered) ........ 597 153,266
SKF AB, Class B .................... 3,466 80,499
SMC Corp. ........................ 600 358,059
Snap-on, Inc. ...................... 260 52,840
Spirax-Sarco Engineering plc ............ 1,360 290,318
Stanley Black & Decker, Inc. ............ 1,377 247,488
Techtronic Industries Co. Ltd. ............ 56,000 1,150,534
Volvo AB, Class B ................... 34,607 807,006
Xylem, Inc. ........................ 1,779 232,320
Yaskawa Electric Corp. ................ 2,300 99,618
9,342,278
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 133 365,173
AP Moller - Maersk A/S, Class B .......... 54 156,489
Kuehne + Nagel International AG (Registered) 2,382 750,212
Nippon Yusen KK .................... 1,000 72,057
SITC International Holdings Co. Ltd. ....... 14,000 47,318
1,391,249
Media — 0.7%
Charter Communications, Inc., Class A
(d)
.... 3,723 2,512,615
Comcast Corp., Class A ............... 114,806 5,904,473
CyberAgent , Inc. .................... 2,900 48,591
Dentsu Group, Inc. ................... 1,700 62,124
Discovery, Inc., Class A
(d)
.............. 4,825 113,098
Discovery, Inc., Class C
(d)
.............. 8,582 193,610
Fox Corp., Class A ................... 7,677 305,084
Fox Corp., Class B ................... 1,369 50,598
I-CABLE Communications Ltd.
(d)
.......... 12,579 110
Informa plc
(d)
....................... 30,060 213,845
Interpublic Group of Cos., Inc. (The) ....... 7,742 283,125
Liberty Broadband Corp., Class C
(d)
....... 634 102,993
News Corp., Class A .................. 7,005 160,415
News Corp., Class B ................. 2,758 62,220
Omnicom Group, Inc. ................. 4,081 277,834
Pearson plc ....................... 9,416 77,481
Publicis Groupe SA .................. 1,919 128,829
Sirius XM Holdings, Inc. ............... 14,918 90,851
ViacomCBS , Inc. .................... 17,217 623,600
Vivendi SE ........................ 14,137 182,121

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Media (continued)
WPP plc .......................... 15,616 $ 225,726
11,619,343
Metals & Mining — 0.2%
Antofagasta plc ..................... 35,589 694,172
ArcelorMittal SA ..................... 4,357 147,354
Boliden AB ........................ 11,976 422,204
Glencore plc
(d)
...................... 144,076 720,464
Rio Tinto Ltd. ...................... 7,699 527,480
Rio Tinto plc ....................... 10,476 653,194
Sumitomo Metal Mining Co. Ltd. .......... 10,700 415,078
3,579,946
Multiline Retail — 0.9%
Dollar General Corp. ................. 16,932 3,750,777
Dollar Tree, Inc.
(d)
.................... 23,167 2,496,476
Pan Pacific International Holdings Corp. .... 7,600 159,576
Ryohin Keikaku Co. Ltd. ............... 3,300 65,031
Target Corp. ....................... 29,000 7,528,980
14,000,840
Multi-Utilities — 1.1%
CenterPoint Energy, Inc. ............... 42,686 1,111,544
Consolidated Edison, Inc. .............. 32,970 2,485,938
E.ON SE ......................... 144,613 1,833,666
Engie SA ......................... 94,976 1,351,048
National Grid plc .................... 147,606 1,889,882
Public Service Enterprise Group, Inc. ...... 57,070 3,641,066
Sempra Energy ..................... 19,561 2,496,570
Suez SA .......................... 30,815 701,222
Veolia Environnement SA .............. 29,297 956,810
16,467,746
Oil, Gas & Consumable Fuels — 2.6%
Ampol Ltd. ........................ 4,961 114,754
APA Corp. ........................ 8,560 224,358
BP plc ........................... 453,706 2,173,661
Cabot Oil & Gas Corp. ................ 18,396 392,203
Chevron Corp. ...................... 68,652 7,859,967
ConocoPhillips ..................... 36,964 2,753,448
Devon Energy Corp. .................. 12,876 516,070
Diamondback Energy, Inc. .............. 3,854 413,110
ENEOS Holdings, Inc. ................ 171,400 691,128
Eni SpA .......................... 84,571 1,212,109
EOG Resources, Inc. ................. 12,615 1,166,383
Exxon Mobil Corp. ................... 95,861 6,180,159
Galp Energia SGPS SA ............... 35,329 366,996
Hess Corp. ........................ 10,210 843,040
Idemitsu Kosan Co. Ltd. ............... 14,900 406,953
Inpex Corp. ........................ 31,000 258,519
Kinder Morgan, Inc. .................. 42,096 705,108
Koninklijke Vopak NV ................. 8,210 326,741
Lundin Energy AB ................... 4,961 195,927
Marathon Oil Corp. ................... 17,852 291,345
Marathon Petroleum Corp. ............. 13,770 907,856
Matador Resources Co. ............... 939 39,297
Neste OYJ ........................ 13,347 743,052
Occidental Petroleum Corp. ............. 38,511 1,291,274
OMV AG ......................... 10,625 643,273
ONEOK, Inc. ....................... 9,630 612,661
Phillips 66 ......................... 9,465 707,793
Pioneer Natural Resources Co. .......... 6,911 1,292,219
Repsol SA ........................ 53,644 687,101
Santos Ltd. ........................ 12,867 67,565
TOTAL SE ........................ 64,523 3,230,987
Valero Energy Corp. .................. 20,860 1,613,104
Williams Cos., Inc. (The) ............... 78,216 2,197,087
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd. .............. 14,184 $ 247,959
41,373,207
Paper & Forest Products — 0.0%
Mondi plc ......................... 6,292 157,135
Stora Enso OYJ, Class R .............. 4,703 78,255
235,390
Personal Products — 0.3%
L'Oreal SA ........................ 3,172 1,451,046
Shiseido Co. Ltd. .................... 3,700 246,890
Unilever plc ........................ 30,737 1,645,717
Unilever plc ........................ 13,278 710,829
4,054,482
Pharmaceuticals — 5.0%
Astellas Pharma, Inc. ................. 31,100 524,308
AstraZeneca plc .................... 25,722 3,217,857
AstraZeneca plc, ADR ................ 6,175 385,196
Bristol-Myers Squibb Co. ............... 98,322 5,742,005
Catalent , Inc.
(d)
..................... 11,835 1,631,573
Chugai Pharmaceutical Co. Ltd. .......... 13,600 508,496
Daiichi Sankyo Co. Ltd. ................ 29,700 749,402
Eisai Co. Ltd. ...................... 4,000 283,425
Elanco Animal Health, Inc.
(d)
............. 28,502 937,146
Eli Lilly & Co. ...................... 34,228 8,719,925
GlaxoSmithKline plc .................. 81,227 1,686,340
Jazz Pharmaceuticals plc
(d)
............. 4,284 569,943
Johnson & Johnson .................. 75,255 12,257,534
Kyowa Kirin Co. Ltd. .................. 3,300 108,531
Merck & Co., Inc. .................... 96,933 8,534,951
Merck KGaA ....................... 3,310 782,236
Novartis AG (Registered) .............. 38,205 3,160,040
Novo Nordisk A/S, Class B ............. 28,865 3,165,189
Ono Pharmaceutical Co. Ltd. ............ 2,600 54,552
Organon & Co. ..................... 5,741 210,982
Otsuka Holdings Co. Ltd. .............. 5,500 217,521
Pfizer, Inc. ........................ 217,628 9,519,049
Roche Holding AG ................... 13,336 5,232,476
Royalty Pharma plc, Class A ............ 8,214 324,699
Sanofi ........................... 18,000 1,807,995
Shionogi & Co. Ltd. .................. 3,600 234,721
Takeda Pharmaceutical Co. Ltd. .......... 32,100 900,913
UCB SA .......................... 978 116,896
Viatris , Inc. ........................ 88,599 1,182,797
Zoetis, Inc. ........................ 22,400 4,842,880
77,609,578
Professional Services — 0.8%
Adecco Group AG (Registered) .......... 1,494 75,268
Booz Allen Hamilton Holding Corp. ........ 1,997 173,459
Clarivate plc
(d)
...................... 6,019 141,146
CoStar Group, Inc.
(d)
.................. 5,375 462,519
Equifax, Inc. ....................... 3,224 894,434
Experian plc ....................... 24,154 1,107,489
IHS Markit Ltd. ..................... 9,056 1,183,800
Intertek Group plc ................... 3,885 260,170
Nielsen Holdings plc .................. 8,125 164,531
Randstad NV ...................... 4,724 339,407
Recruit Holdings Co. Ltd. .............. 27,500 1,829,273
RELX plc ......................... 53,724 1,665,841
Robert Half International, Inc. ............ 3,663 414,175
Teleperformance .................... 1,008 421,054
TransUnion ........................ 2,564 295,604
Verisk Analytics, Inc. .................. 4,551 956,939

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Professional Services (continued)
Wolters Kluwer NV ................... 17,221 $ 1,803,357
12,188,466
Real Estate Management & Development — 0.4%
Aroundtown SA ..................... 24,092 167,428
Capitaland Investment Ltd.
(d)
............ 129,600 330,607
CBRE Group, Inc., Class A
(d)
............ 8,236 857,203
CK Asset Holdings Ltd. ................ 52,500 324,296
Daito Trust Construction Co. Ltd. ......... 900 111,586
Daiwa House Industry Co. Ltd. ........... 12,500 412,377
ESR Cayman Ltd.
(c)(d)(e)
................ 14,000 45,302
Fastighets AB Balder, Class B
(d)
.......... 2,467 178,877
Hang Lung Properties Ltd. .............. 24,000 55,700
Henderson Land Development Co. Ltd. ..... 55,000 230,295
Hongkong Land Holdings Ltd. ........... 50,900 281,084
Hulic Co. Ltd. ...................... 4,300 41,347
LEG Immobilien SE .................. 1,434 213,298
Mitsubishi Estate Co. Ltd. .............. 35,300 536,454
Mitsui Fudosan Co. Ltd. ............... 22,100 505,291
New World Development Co. Ltd. ......... 49,000 212,534
Sino Land Co. Ltd. ................... 40,000 52,575
Sumitomo Realty & Development Co. Ltd. ... 7,500 271,049
Sun Hung Kai Properties Ltd. ............ 39,000 517,075
Swire Pacific Ltd., Class A .............. 8,500 53,436
Swire Properties Ltd. ................. 18,200 48,794
Swiss Prime Site AG (Registered) ......... 3,511 356,951
UOL Group Ltd. ..................... 22,600 121,213
Vonovia SE ........................ 11,753 712,970
Wharf Real Estate Investment Co. Ltd. ..... 20,000 112,965
6,750,707
Road & Rail — 0.8%
Central Japan Railway Co. ............. 1,400 207,677
CSX Corp. ........................ 58,489 2,115,547
East Japan Railway Co. ............... 2,800 174,402
JB Hunt Transport Services, Inc. ......... 1,811 357,111
Kansas City Southern ................. 4,541 1,408,845
Lyft, Inc., Class A
(d)
................... 3,080 141,280
MTR Corp. Ltd. ..................... 47,500 259,118
Norfolk Southern Corp. ................ 6,314 1,850,318
Old Dominion Freight Line, Inc. .......... 2,135 728,782
Uber Technologies, Inc.
(d)
.............. 9,352 409,805
Union Pacific Corp. .................. 17,087 4,124,802
West Japan Railway Co. ............... 1,300 61,367
11,839,054
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.
(d)
.......... 16,276 1,956,864
Analog Devices, Inc. .................. 8,505 1,475,532
Applied Materials, Inc. ................ 18,548 2,534,584
ASM International NV ................. 911 412,305
ASML Holding NV ................... 5,054 4,108,398
Broadcom, Inc. ..................... 7,017 3,730,728
Enphase Energy, Inc.
(d)
................ 2,930 678,676
Infineon Technologies AG .............. 13,944 653,016
Intel Corp. ........................ 59,977 2,938,873
KLA Corp. ......................... 1,288 480,115
Lam Research Corp. ................. 2,921 1,646,188
Lasertec Corp. ..................... 1,200 260,299
Microchip Technology, Inc. .............. 9,924 735,269
Micron Technology, Inc. ................ 11,922 823,810
NVIDIA Corp. ...................... 42,730 10,924,779
NXP Semiconductors NV .............. 9,286 1,865,186
QUALCOMM, Inc. ................... 10,794 1,436,034
Renesas Electronics Corp.
(d)
............ 27,200 334,599
Skyworks Solutions, Inc. ............... 534 89,247
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(d)
........... 773 $ 274,168
STMicroelectronics NV ................ 10,148 481,815
Texas Instruments, Inc. ................ 11,046 2,070,904
Tokyo Electron Ltd. .................. 1,600 745,653
Xilinx, Inc. ......................... 2,591 466,380
41,123,422
Software — 6.1%
Adobe, Inc.
(d)
....................... 11,072 7,200,786
ANSYS, Inc.
(d)
...................... 2,155 817,995
Autodesk, Inc.
(d)
..................... 5,984 1,900,578
Cadence Design Systems, Inc.
(d)
......... 4,154 719,099
Ceridian HCM Holding, Inc.
(d)
............ 4,037 505,634
Citrix Systems, Inc. .................. 2,238 212,006
Crowdstrike Holdings, Inc., Class A
(d)
....... 319 89,894
Dassault Systemes SE ................ 22,447 1,310,847
DocuSign, Inc.
(d)
.................... 265 73,747
Dynatrace , Inc.
(d)
.................... 4,636 347,700
Fortinet, Inc.
(d)
...................... 2,673 899,037
HubSpot , Inc.
(d)
..................... 308 249,551
Intuit, Inc. ......................... 5,748 3,598,190
Microsoft Corp. ..................... 167,521 55,553,314
NortonLifeLock , Inc. .................. 16,535 420,816
Oracle Corp. ....................... 37,387 3,586,909
Palantir Technologies, Inc., Class A
(d)
...... 5,692 147,309
Paycom Software, Inc.
(d)
............... 1,026 562,094
PTC, Inc.
(d)
........................ 1,828 232,796
salesforce.com, Inc.
(d)
................. 22,175 6,645,626
SAP SE .......................... 24,637 3,567,713
ServiceNow , Inc.
(d)
................... 5,978 4,171,209
Sinch AB
(c)(d)(e)
...................... 14,907 283,751
Synopsys, Inc.
(d)
.................... 2,868 955,560
Temenos AG (Registered) .............. 1,024 156,771
Trade Desk, Inc. (The), Class A
(d)
......... 788 59,029
Trend Micro, Inc. .................... 2,300 129,997
Tyler Technologies, Inc.
(d)
.............. 521 283,018
Unity Software, Inc.
(d)
................. 416 62,945
WiseTech Global Ltd. ................. 1,494 58,227
Zoom Video Communications, Inc., Class A
(d)
. 236 64,817
94,866,965
Specialty Retail — 1.5%
ABC-Mart, Inc. ..................... 1,100 52,870
Bath & Body Works, Inc. ............... 21,454 1,482,257
Best Buy Co., Inc. ................... 383 46,818
Burlington Stores, Inc.
(d)
............... 1,935 534,621
Fast Retailing Co. Ltd. ................ 1,400 929,345
Gap, Inc. (The) ..................... 4,874 110,591
H & M Hennes & Mauritz AB, Class B ...... 20,972 394,543
Home Depot, Inc. (The) ............... 18,600 6,914,364
Industria de Diseno Textil SA ............ 23,446 849,314
Lowe's Cos., Inc. .................... 10,212 2,387,770
Nitori Holdings Co. Ltd. ................ 1,200 220,453
Ross Stores, Inc. .................... 15,262 1,727,658
TJX Cos., Inc. (The) .................. 48,405 3,170,043
Tractor Supply Co. ................... 9,557 2,075,494
Ulta Beauty, Inc.
(d)
................... 5,172 1,899,986
22,796,127
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 322,806 48,356,339
Brother Industries Ltd. ................ 8,600 166,272
Canon, Inc. ........................ 20,000 454,787
FUJIFILM Holdings Corp. .............. 5,200 401,842
HP, Inc. .......................... 12,914 391,682
Logitech International SA (Registered) ...... 2,976 248,951

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd. ...................... 4,300 $ 41,873
Seiko Epson Corp. ................... 3,400 60,541
50,122,287
Textiles, Apparel & Luxury Goods — 1.8%
adidas AG ........................ 3,698 1,210,361
EssilorLuxottica SA .................. 5,763 1,192,350
Hanesbrands, Inc. ................... 7,906 134,718
Hermes International ................. 345 547,831
Kering SA ......................... 1,107 830,842
Lululemon Athletica , Inc.
(d)
.............. 8,403 3,915,882
LVMH Moet Hennessy Louis Vuitton SE ..... 4,855 3,806,911
NIKE, Inc., Class B .................. 71,452 11,953,205
Pandora A/S ....................... 2,657 371,809
Puma SE ......................... 3,033 376,243
PVH Corp.
(d)
....................... 1,616 176,677
Ralph Lauren Corp. .................. 1,101 140,014
Tapestry, Inc. ....................... 6,314 246,120
Under Armour , Inc., Class A
(d)
............ 4,272 93,813
Under Armour , Inc., Class C
(d)
........... 4,719 89,095
VF Corp. ......................... 42,954 3,130,488
28,216,359
Trading Companies & Distributors — 0.6%
Ashtead Group plc ................... 15,216 1,275,255
Brenntag SE ....................... 780 74,208
Bunzl plc ......................... 14,477 535,071
Fastenal Co. ....................... 17,829 1,017,679
Ferguson plc ....................... 12,010 1,807,066
ITOCHU Corp. ..................... 7,400 211,054
Marubeni Corp. ..................... 93,300 791,681
Mitsubishi Corp. ..................... 27,900 887,163
Mitsui & Co. Ltd. .................... 6,500 148,749
Sumitomo Corp. .................... 42,300 602,761
United Rentals, Inc.
(d)
................. 2,806 1,063,783
WW Grainger, Inc. ................... 1,665 771,078
9,185,548
Transportation Infrastructure — 0.1%
Auckland International Airport Ltd.
(d)
....... 10,894 62,443
Transurban Group
(h)
.................. 91,280 930,066
992,509
Water Utilities — 0.4%
American Water Works Co., Inc. .......... 18,555 3,231,910
Essential Utilities, Inc. ................. 17,278 813,275
Severn Trent plc .................... 23,618 884,547
United Utilities Group plc ............... 54,452 773,934
5,703,666
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. ................ 11,800 638,821
Total Common Stocks — 73.3%
(Cost: $851,946,208) .............................. 1,147,755,651
Beneficial Interest
(000)
Other Interests — 0.0%
(i)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)(j)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Security
Shares
Shares Value
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 2,202 $ 187,702
Porsche Automobil Holding SE (Preference) .. 1,907 198,474
Volkswagen AG (Preference) ............ 3,007 674,866
1,061,042
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 821 531,793
Total Preferred Stocks — 0.1%
(Cost: $1,414,227) ............................... 1,592,835
Rights — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Aristocrat Leisure Ltd.(Expires 11/08/21)
(d)
... 137 487
Total Rights — 0.0%
(Cost: $0) ..................................... 487
Par (000)
Par (000)
U.S. Treasury Obligations — 5.7%
U.S. Treasury Notes
1.50%, 09/15/22 .................. USD 15,000 15,176,953
0.13%, 12/15/23
(k)
................. 75,000 74,326,172
Total U.S. Treasury Obligations — 5.7%
(Cost: $89,906,003) ............................... 89,503,125
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
..... 1,719 25,854
Total Warrants — 0.0%
(Cost: $8,509) .................................. 25,854
Total Long-Term Investments — 79.1%
(Cost: $943,456,174) .............................. 1,238,877,952
Short-Term Securities — 1.9%
(l)(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 30,177,426 30,177,426
SL Liquidity Series, LLC, Money Market Series,
0.14%
(n)
........................ 63,901 63,914
Total Short-Term Securities — 1.9%
(Cost: $30,241,346) ............................... 30,241,340
Total Investments — 81.0%
(Cost: $973,697,520 ) .............................. 1,269,119,292
Other Assets Less Liabilities — 19.0% ................... 298,341,734
Net Assets — 100.0% ............................... $ 1,567,461,026

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,166, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)
Affiliate of the Fund.
(m)
Annualized 7-day yield as of period end.
(n)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,759,937 $ — $ (5,582,511) $ — $ — $ 30,177,426 30,177,426 $ 1,873 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 34,743 29,177 — — (6) 63,914 63,901 10
(b)
—
$ — $ (6) $ 30,241,340 $ 1,883 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 582 11/19/21 $ 60,858 $ 1,203,425
OMXS30 Index ........................................................... 1,275 11/19/21 33,961 (311,200)
FTSE China A50 Index ...................................................... 481 11/29/21 7,632 (127,473)
MSCI Singapore Index ...................................................... 821 11/29/21 22,405 3,896
Euro-Bund .............................................................. 1,379 12/08/21 268,004 (1,075,454)
TOPIX Index ............................................................. 227 12/09/21 39,684 (323,300)
Australia 10 Year Bond ...................................................... 8,464 12/15/21 858,605 (52,932,061)
FTSE/JSE Top 40 Index ..................................................... 1,226 12/15/21 49,054 2,610,155
SPI 200 Index ............................................................ 437 12/16/21 59,829 (108,797)
FTSE 100 Index .......................................................... 102 12/17/21 10,084 327,702
FTSE/MIB Index .......................................................... 1,377 12/17/21 212,881 9,419,531
Mini-DAX Index ........................................................... 117 12/17/21 10,593 94,629
S&P 500 E-Mini Index ...................................................... 39 12/17/21 8,964 488,705
WIG20 Index ............................................................ 19 12/17/21 230 9,082
Canada 10 Year Bond ...................................................... 1,245 12/20/21 141,793 (2,930,999)
(43,652,159)
Short Contracts
AEX Index .............................................................. 772 11/19/21 144,346 (7,070,295)
CAC 40 10 Euro Index ...................................................... 641 11/19/21 50,584 (2,246,967)
IBEX 35 Index ............................................................ 219 11/19/21 22,900 (449,461)
SGX NIFTY 50 Index ....................................................... 697 11/25/21 24,744 701,132
Euro- Buxl ............................................................... 534 12/08/21 129,004 598,780
S&P/TSX 60 Index ......................................................... 199 12/16/21 40,536 (1,668,917)
DAX Index .............................................................. 97 12/17/21 43,911 (91,940)
FTSE 100 Index .......................................................... 140 12/17/21 13,841 (23,365)
MSCI EAFE E-Mini Index .................................................... 2,474 12/17/21 289,409 2,663,015
S&P 500 E-Mini Index ...................................................... 4,364 12/17/21 1,003,065 (29,820,480)
U.S. Treasury 10 Year Note ................................................... 1,284 12/21/21 167,783 399,985
U.S. Treasury Ultra Bond .................................................... 277 12/21/21 54,405 (57,846)
Long Gilt ............................................................... 2,430 12/29/21 415,431 (250,989)
SET50 Index ............................................................. 10,351 12/29/21 60,810 141,555
(37,175,793)
$ (80,827,952)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 3,889,000 USD 2,870,451 Bank of New York Mellon 12/15/21 $ 55,552
AUD 39,742,000 USD 29,358,674 Goldman Sachs International 12/15/21 542,378
AUD 4,746,000 USD 3,469,193 UBS AG 12/15/21 101,599
CAD 7,487,000 USD 5,918,239 Goldman Sachs International 12/15/21 131,807
CHF 5,176,000 USD 5,628,839 HSBC Bank plc 12/15/21 31,671
CHF 4,218,000 USD 4,539,418 State Street Bank and Trust Co. 12/15/21 73,416
GBP 3,136,000 USD 4,252,980 Morgan Stanley & Co. International plc 12/15/21 39,490
GBP 13,192,000 USD 17,843,229 Standard Chartered Bank 12/15/21 213,614
NZD 555,000 USD 393,924 UBS AG 12/15/21 3,521
PLN 23,789,000 USD 5,947,348 Toronto Dominion Bank 12/15/21 9,573
RUB 722,345,000 USD 9,694,462 HSBC Bank plc 12/15/21 392,059
SEK 37,600,000 USD 4,364,382 HSBC Bank plc 12/15/21 16,513
USD 6,431,797 BRL 36,186,000 HSBC Bank plc 12/15/21 78,058
USD 10,436,665 BRL 55,981,000 UBS AG 12/15/21 607,210
USD 3,692,720 EUR 3,120,000 Citibank NA 12/15/21 82,152
USD 11,790,681 EUR 10,049,000 HSBC Bank plc 12/15/21 161,642
USD 32,315,525 EUR 27,286,000 Morgan Stanley & Co. International plc 12/15/21 739,254

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,465,921 GBP 4,710,000 Banco Santander SA 12/15/21 $ 19,004
USD 9,476,316 GBP 6,878,000 HSBC Bank plc 12/15/21 61,902
USD 901,776 JPY 99,330,000 Bank of New York Mellon 12/15/21 29,838
USD 40,096,825 JPY 4,416,396,580 HSBC Bank plc 12/15/21 1,328,862
USD 7,033,077 KRW 8,252,261,000 Citibank NA 12/15/21 15,024
USD 23,368,870 MXN 471,567,000 Toronto Dominion Bank 12/15/21 618,260
USD 5,881,078 PLN 23,090,000 HSBC Bank plc 12/15/21 99,191
USD 4,688,383 THB 153,801,000 Citibank NA 12/15/21 54,812
USD 6,477,617 ZAR 93,373,000 BNP Paribas SA 12/15/21 398,062
5,904,464
CLP 2,170,057,000 USD 2,735,860 Citibank NA 12/15/21 (81,548)
EUR 87,982,054 USD 104,199,452 Morgan Stanley & Co. International plc 12/15/21 (2,383,677)
EUR 7,799,000 USD 9,119,538 Standard Chartered Bank 12/15/21 (94,274)
EUR 2,110,000 USD 2,489,553 Toronto Dominion Bank 12/15/21 (47,790)
EUR 6,342,000 USD 7,362,891 UBS AG 12/15/21 (23,717)
GBP 2,537,000 USD 3,495,362 Bank of New York Mellon 12/15/21 (22,787)
INR 3,123,000 USD 41,916 BNP Paribas SA 12/15/21 (477)
JPY 430,725,000 USD 3,863,738 HSBC Bank plc 12/15/21 (82,753)
KRW 1,369,746,000 USD 1,172,126 HSBC Bank plc 12/15/21 (7,239)
SGD 802,000 USD 595,812 HSBC Bank plc 12/15/21 (1,193)
USD 14,009,384 AUD 18,679,000 Bank of America NA 12/15/21 (44,307)
USD 6,634,998 AUD 8,938,000 BNP Paribas SA 12/15/21 (89,767)
USD 11,125,707 AUD 15,380,000 Goldman Sachs International 12/15/21 (445,885)
USD 45,764,774 AUD 62,004,480 Morgan Stanley & Co. International plc 12/15/21 (886,105)
USD 6,357,451 AUD 8,707,000 Standard Chartered Bank 12/15/21 (193,514)
USD 45,802,808 CAD 58,036,975 Morgan Stanley & Co. International plc 12/15/21 (1,095,333)
USD 3,250,438 CHF 2,989,000 Morgan Stanley & Co. International plc 12/15/21 (18,353)
USD 5,838,449 CHF 5,360,000 UBS AG 12/15/21 (23,285)
USD 6,141,244 EUR 5,320,000 BNP Paribas SA 12/15/21 (15,238)
USD 15,964,188 GBP 11,674,000 Bank of America NA 12/15/21 (14,858)
USD 2,571,962 JPY 293,797,000 Bank of Montreal 12/15/21 (7,044)
USD 6,268,848 KRW 7,412,959,000 BNP Paribas SA 12/15/21 (35,429)
USD 97,645 NOK 852,000 Goldman Sachs International 12/15/21 (3,175)
USD 9,564,073 RUB 707,048,000 Morgan Stanley & Co. International plc 12/15/21 (308,848)
USD 5,291,943 SEK 45,581,000 Commonwealth Bank of Australia 12/15/21 (18,844)
USD 6,462,121 THB 216,072,000 Citibank NA 12/15/21 (47,492)
(5,992,932)
$ (88,468)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.51% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 331,000 $ 141,531 $ — $ 141,531
7.54% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 843,000 309,635 — 309,635
7.44% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 564,000 326,159 — 326,159
7.34% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 996,000 766,120 — 766,120
7.67% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 631,000 70,100 — 70,100
7.73% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 533,000 (2,373) — (2,373)
7.55% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 446,000 159,335 — 159,335
7.72% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 658,000 3,682 — 3,682
7.41% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 606,000 383,936 — 383,936
1.13% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 35,000 375,711 12,002 363,709
1.37% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 19,000 (20,428) 1,578 (22,006)
1.35% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 36,000 742 14,907 (14,165)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.12% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 95,000 $ 1,068,365 $ 356,529 $ 711,836
1 day SORA Semi-Annual 0.92% Semi-Annual 03/16/22
(a)
03/16/27 SGD 36,000 (727,440) — (727,440)
1 day SORA Semi-Annual 0.92% Semi-Annual 03/16/22
(a)
03/16/27 SGD 24,000 (485,827) — (485,827)
6 month BBR Semi-Annual 0.96% Semi-Annual 03/16/22
(a)
03/16/27 AUD 282,260 (9,513,528) — (9,513,528)
6 month BBR Semi-Annual 0.97% Semi-Annual 03/16/22
(a)
03/16/27 AUD 326,240 (10,925,588) — (10,925,588)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 32,500 (1,066,236) — (1,066,236)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 32,500 (1,073,237) — (1,073,237)
1 day SORA Semi-Annual 0.99% Semi-Annual 03/16/22
(a)
03/16/27 SGD 61,000 (1,078,733) — (1,078,733)
0.94% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 56,000 572,286 15,980 556,306
0.83% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 31,000 534,069 (3,668) 537,737
0.81% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 39,000 747,264 22,911 724,353
0.80% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 73,000 1,432,885 22,345 1,410,540
0.81% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 49,000 933,364 (68,942) 1,002,306
0.54% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 37,000 1,351,934 (10,875) 1,362,809
0.51% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 141,000 5,492,304 1,242 5,491,062
1.08% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 110,000 91,233 (234,814) 326,047
1.07% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 50,000 77,392 42,786 34,606
1.06% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 29,000 69,479 (27,485) 96,964
0.98% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 45,000 336,233 11,967 324,266
0.96% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 46,000 419,410 21,613 397,797
1.05% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 85,000 250,218 57,032 193,186
0.94% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 65,000 645,057 (9,097) 654,154
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 93,130 (2,898,186) — (2,898,186)
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 45,870 (1,424,171) — (1,424,171)
6 month BBR Semi-Annual 1.16% Semi-Annual 03/16/22
(a)
03/16/27 AUD 64,000 (1,702,140) — (1,702,140)
6 month BBR Semi-Annual 1.19% Semi-Annual 03/16/22
(a)
03/16/27 AUD 42,900 (1,090,137) — (1,090,137)
1 day SORA Semi-Annual 1.19% Semi-Annual 03/16/22
(a)
03/16/27 SGD 40,000 (426,274) — (426,274)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,200 (1,114,443) — (1,114,443)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 42,900 (1,082,436) — (1,082,436)
6 month BBR Semi-Annual 1.21% Semi-Annual 03/16/22
(a)
03/16/27 AUD 38,000 (936,972) — (936,972)
6 month BBR Semi-Annual 1.23% Semi-Annual 03/16/22
(a)
03/16/27 AUD 23,000 (550,186) — (550,186)
6 month BBR Semi-Annual 1.24% Semi-Annual 03/16/22
(a)
03/16/27 AUD 23,000 (545,231) — (545,231)
1 day SORA Semi-Annual 1.25% Semi-Annual 03/16/22
(a)
03/16/27 SGD 44,000 (364,249) — (364,249)
6 month BBR Semi-Annual 1.29% Semi-Annual 03/16/22
(a)
03/16/27 AUD 33,500 (735,807) — (735,807)
6 month BBR Semi-Annual 1.31% Semi-Annual 03/16/22
(a)
03/16/27 AUD 33,500 (712,954) — (712,954)
6 month BBR Semi-Annual 1.32% Semi-Annual 03/16/22
(a)
03/16/27 AUD 58,000 (1,201,050) — (1,201,050)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 25,000 (482,688) — (482,688)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 27,000 (520,334) — (520,334)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 25,000 (482,239) — (482,239)
3 month BA Semi-Annual 1.40% Semi-Annual 03/16/22
(a)
03/16/27 CAD 282,000 (7,786,744) (413,000) (7,373,744)
3 month HIBOR Quarterly 1.45% Quarterly 03/16/22
(a)
03/16/27 HKD 105,000 (19,407) — (19,407)
6 month BBR Semi-Annual 1.53% Semi-Annual 03/16/22
(a)
03/16/27 AUD 31,000 (407,930) — (407,930)
6 month BBR Semi-Annual 1.54% Semi-Annual 03/16/22
(a)
03/16/27 AUD 57,000 (738,298) — (738,298)
6 month BBR Semi-Annual 1.57% Semi-Annual 03/16/22
(a)
03/16/27 AUD 117,000 (1,397,833) — (1,397,833)
3 month BA Semi-Annual 1.67% Semi-Annual 03/16/22
(a)
03/16/27 CAD 45,000 (774,448) (43,224) (731,224)
3 month BA Semi-Annual 1.68% Semi-Annual 03/16/22
(a)
03/16/27 CAD 52,000 (879,891) — (879,891)
3 month BA Semi-Annual 1.69% Semi-Annual 03/16/22
(a)
03/16/27 CAD 170,000 (2,811,070) 38,877 (2,849,947)
3 month BA Semi-Annual 1.71% Semi-Annual 03/16/22
(a)
03/16/27 CAD 57,000 (904,103) 3,529 (907,632)
6 month BBR Semi-Annual 1.75% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,500 (244,067) — (244,067)
3 month BA Semi-Annual 1.79% Semi-Annual 03/16/22
(a)
03/16/27 CAD 85,000 (1,079,683) 18,791 (1,098,474)
3 month BA Semi-Annual 1.80% Semi-Annual 03/16/22
(a)
03/16/27 CAD 46,000 (566,576) (25,780) (540,796)
3 month BA Semi-Annual 1.81% Semi-Annual 03/16/22
(a)
03/16/27 CAD 48,000 (572,716) 41,534 (614,250)
6 month BBR Semi-Annual 1.87% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,500 (52,342) — (52,342)
3 month BA Semi-Annual 1.90% Semi-Annual 03/16/22
(a)
03/16/27 CAD 46,000 (378,712) (29,990) (348,722)
3 month BA Semi-Annual 2.10% Semi-Annual 03/16/22
(a)
03/16/27 CAD 63,000 (40,497) 24,466 (64,963)
1.22% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 73,000 482,358 22,804 459,554
1.08% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 36,000 474,684 (6,297) 480,981
1.06% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 12,000 169,922 (1,709) 171,631
0.06% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 49,000 127,571 6,202 121,369

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.07)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 26,000 $ 254,570 $ (1,189) $ 255,759
(0.28)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 39,000 870,706 7,103 863,603
2.63% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 281,000 677,351 — 677,351
2.63% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 126,000 307,377 — 307,377
2.69% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 380,000 666,962 — 666,962
2.74% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 101,000 118,111 — 118,111
2.75% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 206,000 221,786 — 221,786
3 month JIBAR Quarterly 6.28% Quarterly 03/16/22
(a)
03/16/27 ZAR 4,332,000 (11,442,444) — (11,442,444)
3 month JIBAR Quarterly 6.30% Quarterly 03/16/22
(a)
03/16/27 ZAR 919,000 (2,376,630) — (2,376,630)
3 month JIBAR Quarterly 6.41% Quarterly 03/16/22
(a)
03/16/27 ZAR 470,000 (1,079,244) — (1,079,244)
3 month JIBAR Quarterly 6.67% Quarterly 03/16/22
(a)
03/16/27 ZAR 519,000 (823,737) — (823,737)
3 month JIBAR Quarterly 6.88% Quarterly 03/16/22
(a)
03/16/27 ZAR 486,000 (496,842) — (496,842)
3 month JIBAR Quarterly 6.94% Quarterly 03/16/22
(a)
03/16/27 ZAR 215,000 (183,566) — (183,566)
3 month JIBAR Quarterly 7.01% Quarterly 03/16/22
(a)
03/16/27 ZAR 540,000 (366,413) — (366,413)
$ (55,656,238) $ (131,872) $ (55,524,366)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 101,000 $ 1,687,376 $ — $ 1,687,376
9.34% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 72,000 898,813 — 898,813
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 138,000 2,949,012 — 2,949,012
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 37,000 917,690 — 917,690
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 159,000 2,949,502 — 2,949,502
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 78,000 1,467,732 — 1,467,732
8.32% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 81,000 1,379,558 — 1,379,558
7.82% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 82,000 1,568,506 — 1,568,506
8.67% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 101,000 1,568,646 — 1,568,646
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 116,000 2,727,580 — 2,727,580
0.66% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 TWD 4,734,000 2,074,650 — 2,074,650
0.99% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 2,761,000 2,047,730 — 2,047,730
1 day MIBOR Semi-Annual 5.38% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 3,439,726 (903,710) — (903,710)
1 day MIBOR Semi-Annual 5.83% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 2,934,400 (20,543) — (20,543)
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 57,600 (2,490) — (2,490)
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 86,400 (1,235) — (1,235)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 109,500 $ 2,395 $ — $ 2,395
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 109,500 7,147 — 7,147
1.47% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 285,238 — — —
1.68% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 144,948,539 3,504,177 — 3,504,177
1.71% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 29,604,300 677,650 — 677,650
2.04% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 22,657,040 222,007 — 222,007
1 day MIBOR Semi-Annual 5.83% Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 INR 1,650,600 (13,427) — (13,427)
1 week
CNREPOFI Quarterly
2.66%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 100,000 (16,620) — (16,620)
1 week
CNREPOFI Quarterly
2.70%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 48,000 4,522 — 4,522
1.65% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 KRW 59,141,100 1,515,256 — 1,515,256
2.05% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 KRW 35,830,490 336,700 — 336,700
1 week
CNREPOFI Quarterly
2.72%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 98,784 23,598 — 23,598
1 week
CNREPOFI Quarterly
2.73%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 97,216 34,475 — 34,475
0.99% Semi-Annual
6 month
THBFIX Semi-Annual
Goldman Sachs
International 03/16/22
(a)
03/16/27 THB 3,585,245 2,659,041 — 2,659,041
0.74% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 TWD 415,000 124,312 — 124,312
1 week
CNREPOFI Quarterly
2.67%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 100,000 (12,280) — (12,280)
1.42% Semi-Annual
6 month
THBFIX Semi-Annual HSBC Bank plc 03/16/22
(a)
03/16/27 THB 465,388 54,167 — 54,167
2.05% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 22,430,470 215,283 — 215,283
1.41% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 THB 450,375 58,968 — 58,968
1.68% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 186,717,619 4,566,446 — 4,566,446
1.74% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 75,374,000 1,646,630 — 1,646,630
1.75% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 33,878,500 726,509 — 726,509
1.77% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 33,878,500 706,101 — 706,101
0.98% Semi-Annual
6 month
THBFIX Semi-Annual Standard Chartered Bank 03/16/22
(a)
03/16/27 THB 3,676,200 2,766,591 — 2,766,591
$ 41,118,465 $ — $ 41,118,465
(a)
Forward swap.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
Novemebr 2021
At
Termination
Merrill Lynch International
& Co. 11/17/21 TWD 874,354 $ 367,782 $ — $ 367,782
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
Novemebr 2021
At
Termination
Merrill Lynch International
& Co. 11/17/21 TWD 883,340 410,267 — 410,267
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
Novemebr 2021
At
Termination
Merrill Lynch International
& Co. 11/17/21 TWD 306,954 52,615 — 52,615
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
Novemebr 2021
At
Termination
Merrill Lynch International
& Co. 11/17/21 TWD 286,316 (58,362) — (58,362)
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
Novemebr 2021
At
Termination
Merrill Lynch International
& Co. 11/17/21 TWD 67,912 (4,590) — (4,590)
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 4,661,511 79,865 — 79,865
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 2,620,870 (734) — (734)
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 9,113,832 (242,539) — (242,539)
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 17,491,798 (685,763) — (685,763)
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 74,960,218 (4,856,825) — (4,856,825)
0.00% ........... At Termination
KOSPI 200 Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/09/21 KRW 5,926,434 (6,115) — (6,115)
0.00% ........... At Termination
BOVESPA Index
Futures December
2021
At
Termination
Merrill Lynch International
& Co. 12/15/21 BRL 53,763 (749,117) — (749,117)
0.00% ........... At Termination
Swiss Market Index
Futures December
2021
At
Termination HSBC Bank plc 12/17/21 CHF 4,318 39,078 — 39,078
Russian Depositary Net
Total Return USD
Index .......... Quarterly
3 month LIBOR
minus 0.25% Quarterly
Merrill Lynch International
& Co. 02/11/22 USD 2,924 (399,431) — (399,431)
3 month LIBOR ..... Quarterly
MSCI Mexico Net
Return Index Quarterly HSBC Bank plc 05/04/22 USD 15,913 (224,966) — (224,966)
3 month LIBOR plus
0.15% ......... Quarterly
MSCI Mexico Net
Return Index Quarterly
Merrill Lynch International
& Co. 05/04/22 USD 4,268 (61,828) — (61,828)
MSCI Chile Net Return
Index .......... Quarterly
3 month LIBOR
plus 0.19% Quarterly HSBC Bank plc 06/10/22 USD 2,975 313,793 — 313,793
$ (6,026,870) $ — $ (6,026,870)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.42
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 day SORA ......................................... Singapore Overnight Rate Average 0.22
1 week CNREPOFI .................................... China Fixing Repo Rates 2.35
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.00
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.12
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.15
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.20
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.37
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.86
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 744,198 $ (876,070) $ 20,692,660 $ (76,217,026) $ —
OTC Swaps ..................................................... — — 43,352,170 (8,260,575) —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 17,662,827 $ — $ 998,765 $ — $ 18,661,592
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,904,464 — — 5,904,464
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 20,692,660 — 20,692,660
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,263,400 — 42,088,770 — 43,352,170
$ — $ — $ 18,926,227 $ 5,904,464 $ 63,780,195 $ — $ 88,610,886
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 42,242,195 — 57,247,349 — 99,489,544
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,992,932 — — 5,992,932
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 76,217,026 — 76,217,026
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 7,290,270 — 970,305 — 8,260,575
$ — $ — $ 49,532,465 $ 5,992,932 $ 134,434,680 $ — $ 189,960,077
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (81,688,434) $ — $ 6,148,867 $ — $ (75,539,567)
Forward foreign currency exchange contracts .... — — — (3,925,954) — — (3,925,954)
Swaps .............................. — — (8,069,918) — 33,541,142 — 25,471,224
$ — $ — $ (89,758,352) $ (3,925,954) $ 39,690,009 $ — $ (53,994,297)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 12,223,838 — (62,713,121) — (50,489,283)
Forward foreign currency exchange contracts .... — — — 1,096,446 — — 1,096,446
Swaps .............................. — — (3,439,899) — (27,621,767) — (31,061,666)
$ — $ — $ 8,783,939 $ 1,096,446 $ (90,334,888) $ — $ (80,454,503)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,783,698,886
Average notional value of contracts — short ................................................................................. 2,719,943,943
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 321,626,781
Average amounts sold — in USD ........................................................................................ 263,641,355
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 3,246,218,433
Average notional value — receives fixed rate ................................................................................ 2,360,702,283
Total return swaps:
Average notional value ............................................................................................... 243,720,335
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 5,118,456 $ 22,070,291
Forward foreign currency exchange contracts ................................................................. 5,904,464 5,992,932
Swaps — Centrally cleared ............................................................................. — 7,486,354
Swaps — OTC
(a)
.................................................................................... 43,352,170 8,260,575
Total derivative assets and liabilities in the Statement s of Assets and Liabilities ............................................
$ 54,375,090 $ 43,810,152
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,118,456) (29,556,645)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 49,256,634 $ 14,253,507
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Banco Santander SA .............................. $ 19,004 $ — $ — $ — $ 19,004
Bank of America NA .............................. 11,121,945 (987,143) (6,824,155) (1,520,000) 1,790,647
Bank of New York ................................ 85,390 (22,787) — — 62,603
Barclays Bank plc ................................ 2,949,012 — — (2,380,000) 569,012
BNP Paribas SA ................................. 8,969,022 (170,958) — (8,798,064) —
Citibank NA .................................... 210,061 (129,040) — — 81,021
Goldman Sachs International ........................ 3,333,226 (449,060) — (2,180,000) 704,166
HSBC Bank plc .................................. 5,838,400 (328,431) (3,620,542) — 1,889,427
JPMorgan Chase Bank NA .......................... 215,283 — — — 215,283
Merrill Lynch International & Co. ...................... 910,529 (910,529) — — —
Morgan Stanley & Co. International plc .................. 11,210,978 (4,692,316) — (6,518,662) —
Standard Chartered Bank ........................... 2,980,205 (287,788) — (2,270,000) 422,417
State Street Bank and Trust Co. ...................... 73,416 — — — 73,416
Toronto Dominion Bank ............................ 627,833 (47,790) — — 580,043
UBS AG ...................................... 712,330 (47,002) — (420,000) 245,328
$ 49,256,634 $ (8,072,844) $ (10,444,697) $ (24,086,726) $ 6,652,367
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 987,143 $ (987,143) $ — $ — $ —
Bank of Montreal ................................ 7,044 — — — 7,044
Bank of New York ................................ 22,787 (22,787) — — —
BNP Paribas SA ................................. 170,958 (170,958) — — —
Citibank NA .................................... 129,040 (129,040) — — —
Commonwealth Bank of Australia ..................... 18,844 — — — 18,844
Goldman Sachs International ........................ 449,060 (449,060) — — —
HSBC Bank plc .................................. 328,431 (328,431) — — —
Merrill Lynch International & Co. ...................... 7,065,304 (910,529) (647,457) (2,920,000) 2,587,318
Morgan Stanley & Co. International plc .................. 4,692,316 (4,692,316) — — —
Standard Chartered Bank ........................... 287,788 (287,788) — — —
Toronto Dominion Bank ............................ 47,790 (47,790) — — —
UBS AG ...................................... 47,002 (47,002) — — —
$ 14,253,507 $ (8,072,844) $ (647,457) $ (2,920,000) $ 2,613,206
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... — 1,393,743 — 1,393,743
Air Freight & Logistics .................................... 5,283,056 1,542,482 — 6,825,538
Airlines .............................................. 4,369,777 228,370 — 4,598,147
Auto Components ...................................... 918,908 3,546,618 — 4,465,526
Automobiles .......................................... 25,752,800 10,659,705 — 36,412,505
Banks ............................................... 31,615,408 24,278,277 — 55,893,685
Beverages ........................................... 95,454 1,961,252 — 2,056,706
Biotechnology ......................................... 17,543,155 2,493,654 — 20,036,809
Building Products ....................................... 6,479,051 3,150,893 — 9,629,944
Capital Markets ........................................ 22,009,098 8,953,590 — 30,962,688
Chemicals ............................................ 9,342,034 9,585,935 — 18,927,969
Commercial Services & Supplies ............................. 6,515,829 1,658,559 — 8,174,388
Construction & Engineering ................................ 382,153 1,487,939 — 1,870,092
Construction Materials .................................... — 2,078,794 — 2,078,794
Consumer Finance ...................................... 4,562,473 — — 4,562,473
Containers & Packaging .................................. 2,245,933 124,018 — 2,369,951
Distributors ........................................... 7,038,432 — — 7,038,432
Diversified Financial Services ............................... 13,786,511 3,037,096 — 16,823,607
Electric Utilities ........................................ 24,310,835 9,944,909 5,166 34,260,910
Electrical Equipment ..................................... — 5,052,057 — 5,052,057
Electronic Equipment, Instruments & Components ................. 96,645 4,132,488 — 4,229,133
Entertainment ......................................... 19,437,451 990,672 — 20,428,123
Equity Real Estate Investment Trusts (REITs) .................... 24,953,988 3,783,620 — 28,737,608
Food & Staples Retailing .................................. 10,505,312 1,202,021 — 11,707,333
Food Products ......................................... 266,007 4,904,984 — 5,170,991
Gas Utilities ........................................... 1,185,226 2,799,931 — 3,985,157
Health Care Equipment & Supplies ........................... 19,328,208 6,113,800 — 25,442,008
Health Care Providers & Services ............................ 18,619,385 893,420 — 19,512,805
Health Care Technology .................................. — 477,336 — 477,336
Hotels, Restaurants & Leisure .............................. 26,067,009 3,624,975 — 29,691,984
Household Durables ..................................... 7,987,659 3,701,965 — 11,689,624
Household Products ..................................... 580,253 1,129,902 — 1,710,155
Independent Power and Renewable Electricity Producers ............ 612,828 1,195,245 — 1,808,073
Industrial Conglomerates .................................. — 3,706,007 — 3,706,007
Insurance ............................................ 44,362,007 19,898,965 — 64,260,972
Interactive Media & Services ............................... 59,944,796 266,945 — 60,211,741
Internet & Direct Marketing Retail ............................ 49,424,759 3,694,536 — 53,119,295
IT Services ........................................... 40,186,106 5,013,766 — 45,199,872
Leisure Products ....................................... 3,702,964 1,313,173 — 5,016,137
Life Sciences Tools & Services .............................. 12,844,474 1,274,869 — 14,119,343
Machinery ............................................ 1,879,305 7,462,973 — 9,342,278
Marine .............................................. — 1,391,249 — 1,391,249
Media ............................................... 10,680,516 938,827 — 11,619,343
Metals & Mining ........................................ — 3,579,946 — 3,579,946
Multiline Retail ......................................... 13,776,233 224,607 — 14,000,840
Multi-Utilities .......................................... 10,436,340 6,031,406 — 16,467,746
Oil, Gas & Consumable Fuels ............................... 30,006,482 11,366,725 — 41,373,207
Paper & Forest Products .................................. — 235,390 — 235,390
Personal Products ...................................... 710,829 3,343,653 — 4,054,482
Pharmaceuticals ....................................... 54,858,680 22,750,898 — 77,609,578
Professional Services .................................... 4,686,607 7,501,859 — 12,188,466
Real Estate Management & Development ....................... 1,187,810 5,562,897 — 6,750,707
Road & Rail ........................................... 11,136,490 702,564 — 11,839,054

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 34,127,337 $ 6,996,085 $ — $ 41,123,422
Software ............................................. 89,359,659 5,507,306 — 94,866,965
Specialty Retail ........................................ 20,349,602 2,446,525 — 22,796,127
Technology Hardware, Storage & Peripherals .................... 48,748,021 1,374,266 — 50,122,287
Textiles, Apparel & Luxury Goods ............................ 19,880,012 8,336,347 — 28,216,359
Trading Companies & Distributors ............................ 2,852,540 6,333,008 — 9,185,548
Transportation Infrastructure ............................... — 992,509 — 992,509
Water Utilities ......................................... 4,045,185 1,658,481 — 5,703,666
Wireless Telecommunication Services ......................... — 638,821 — 638,821
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,592,835 — 1,592,835
Rights ................................................ 487 — — 487
U.S. Treasury Obligations ................................... — 89,503,125 — 89,503,125
Warrants .............................................. 25,854 — — 25,854
Short-Term Securities ....................................... 30,177,426 — — 30,177,426
$ 911,281,399 $ 357,768,813 $ 5,166 $ 1,269,055,378
Investments valued at NAV
(a)
...................................... 63,914
$ —
$ 1,269,119,292
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 17,662,827 $ 1,263,400 $ — $ 18,926,227
Foreign currency exchange contracts ............................ — 5,904,464 — 5,904,464
Interest rate contracts ....................................... 998,765 62,781,430 — 63,780,195
Liabilities
Equity contracts ........................................... (42,242,195) (7,290,270) — (49,532,465)
Foreign currency exchange contracts ............................ — (5,992,932) — (5,992,932)
Interest rate contracts ....................................... (57,247,349) (77,187,331) — (134,434,680)
$ (80,827,952) $ (20,521,239) $ — $ (101,349,191)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Auto Components — 5.7%
Aptiv plc
(a)
......................... 2,437 $ 421,333
Building Products — 1.6%
View, Inc., Class A
(a)
.................. 22,338 119,285
Capital Markets — 1.2%
(a)
AEA-Bridges Impact Corp., Class A ........ 4,560 44,734
Natural Order Acquisition Corp. .......... 4,570 44,740
89,474
Diversified Consumer Services — 6.9%
(a)
Chegg , Inc.
(b)
....................... 3,635 216,065
Coursera, Inc. ...................... 5,453 190,364
Duolingo , Inc., Class A ................ 39 6,774
Stride, Inc. ........................ 2,724 96,702
509,905
Electric Utilities — 2.3%
Avangrid , Inc. ...................... 3,206 168,956
Electrical Equipment — 0.8%
Sensata Technologies Holding plc
(a)
....... 1,020 56,202
Electronic Equipment, Instruments & Components — 1.1%
Itron , Inc.
(a)
........................ 1,092 84,925
Equity Real Estate Investment Trusts (REITs) — 3.2%
Boston Properties, Inc. ................ 1,071 121,708
Sun Communities, Inc. ................ 576 112,885
234,593
Food & Staples Retailing — 2.7%
Grocery Outlet Holding Corp.
(a)
........... 8,868 196,781
Food Products — 0.9%
Darling Ingredients, Inc.
(a)
.............. 762 64,404
Health Care Equipment & Supplies — 9.2%
Boston Scientific Corp.
(a)
............... 8,489 366,130
Danaher Corp. ..................... 770 240,063
IDEXX Laboratories, Inc.
(a)
.............. 112 74,608
680,801
Health Care Providers & Services — 6.8%
(a)
1Life Healthcare, Inc. ................. 8,050 174,363
Cano Health, Inc., Class A .............. 17,647 193,941
Oak Street Health, Inc. ................ 2,927 138,242
506,546
Health Care Technology — 4.3%
Veeva Systems, Inc., Class A
(a)
.......... 997 316,059
Independent Power and Renewable Electricity Producers — 4.5%
Brookfield Renewable Corp. ............ 8,008 331,611
Internet & Direct Marketing Retail — 3.5%
Etsy, Inc.
(a)
........................ 1,039 260,467
IT Services — 18.2%
Jack Henry & Associates, Inc. ........... 2,449 407,710
PayPal Holdings, Inc.
(a)
................ 1,486 345,629
Remitly Global, Inc.
(a)
................. 860 26,333
Shopify, Inc., Class A
(a)
................ 211 309,480
Square, Inc., Class A
(a)
................ 1,016 258,572
1,347,724
Security
Shares
Shares Value
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 524 $ 82,525
Machinery — 0.4%
Xylem, Inc. ........................ 226 29,513
Pharmaceuticals — 9.8%
Royalty Pharma plc, Class A ............ 9,855 389,568
Zoetis, Inc. ........................ 1,554 335,975
725,543
Professional Services — 3.3%
ICF International, Inc. ................. 2,427 243,889
Semiconductors & Semiconductor Equipment — 0.4%
First Solar, Inc.
(a)
.................... 270 32,289
Software — 10.0%
(a)
Alkami Technology, Inc. ................ 6,272 188,160
Everbridge , Inc. ..................... 1,469 234,026
Mimecast Ltd. ...................... 3,623 273,319
Rapid7, Inc. ....................... 349 44,934
740,439
Specialty Retail — 1.3%
EVgo , Inc., Class A
(a)
................. 10,535 98,186
Total Common Stocks — 99.2%
(Cost: $6,615,070) ............................... 7,341,450
Warrants — 0.2%
Building Products — 0.0%
View, Inc. (Issued/exercisable 03/11/21, 1 share
for 1 warrant, Expires 03/08/26, Strike Price
USD 11.50)
(a)
.................... 1,004 870
Capital Markets — 0.2%
(a)
AEA-Bridges Impact Corp. (Issued/exercisable
11/10/20, 1 share for 1 warrant, Expires
12/31/25, Strike Price USD 11.50) ...... 9,067 6,347
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD 11.50) . 13,145 7,230
13,577
Total Warrants — 0.2%
(Cost: $0) ..................................... 14,447
Total Long-Term Investments — 99.4%
(Cost: $6,615,070) ............................... 7,355,897
Short-Term Securities — 5.0%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 176,542 176,542
SL Liquidity Series, LLC, Money Market Series,
0.14%
(e)
........................ 192,784 192,823
Total Short-Term Securities — 5.0%
(Cost: $369,365) ................................. 369,365
Total Investments — 104.4%
(Cost: $6,984,435 ) ............................... 7,725,262
Liabilities in Excess of Other Assets — (4.4)% ............. (322,510)
Net Assets — 100.0% ............................... $ 7,402,752
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 128,840 $ 47,702 $ — $ — $ — $ 176,542 176,542 $ 3 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 939,405 — (746,561) (21) — 192,823 192,784 4,865
(b)
—
$ (21) $ — $ 369,365 $ 4,868 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
See notes to financial statements
Fair Value Hiera rchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 7,355,897 $ — $ — $ 7,355,897
Short-Term Securities ....................................... 176,542 — — 176,542
$ 7,532,439 $ — $ — $ 7,532,439
Investments valued at NAV
(a)
...................................... 192,823
$ —
$ 7,725,262
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statements of Assets and Liabilities
(unaudited)

October 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
BlackRock
Advantage
ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 11,032,445 $ 12,547,305 $ 58,433,668 $ 7,931,818
Investments, at value — affiliated
(c)
........................................... 533,458 173,052 4,714,550 277,961
Cash   ............................................................... — — 1,972 —
Cash pledged:
Futures contracts ...................................................... 21,000 14,000 — —
Foreign currency, at value
(d)
................................................ 63,969 8,187 1,600 1,967
Receivables: – – – –
Investments sold ...................................................... 30,970 11,783 6,292 14,141
Securities lending income — affiliated ........................................ 7 — 15,406 3,063
Capital shares sold ..................................................... 48,747 48,736 — —
Dividends — affiliated ................................................... 1 1 2 —
Dividends — unaffiliated ................................................. 18,598 36,304 52,741 12,540
From the Manager ..................................................... 16,593 18,420 3,496 3,900
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 5,225 1,614
Prepaid expenses ....................................................... 48,372 48,377 3,038 3,015
Total assets ...........................................................
11,814,160 12,906,165 63,237,990 8,250,019
LIABILITIES
Collateral on securities loaned, at value ......................................... 17,458 — 4,385,168 197,053
Payables: – – – –
Investments purchased .................................................. — — 149,734 —
Accounting services fees ................................................. 23,575 23,575 — —
Administration fees ..................................................... 3 4 9,019 704
Custodian fees ........................................................ 45,060 74,603 — —
Deferred foreign capital gain tax ............................................ 13,904 — — —
Investment advisory fees ................................................. 19 1 31,791 4,404
Trustees' and Officer's fees ............................................... 5,291 5,291 1,903 3,574
Pricing fees .......................................................... 19,867 23,057 — —
Printing and postage fees ................................................ 14,766 14,770 — —
Professional fees ...................................................... 721 158 30,975 31,185
Service and distribution fees ............................................... 26 30 59 36
Transfer agent fees .................................................... 870 808 — —
Other accrued expenses ................................................. 3,462 2,994 — —
Variation margin on futures contracts ......................................... 4,527 1,359 — —
Total liabilities ..........................................................
149,549 146,650 4,608,649 236,956
NET ASSETS ..........................................................
$ 11,664,611 $ 12,759,515 $ 58,629,341 $ 8,013,063
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 11,199,676 $ 11,135,711 $ 54,717,191 $ 6,987,850
Accumulated earnings .................................................... 464,935 1,623,804 3,912,150 1,025,213
NET ASSETS ..........................................................
$ 11,664,611 $ 12,759,515 $ 58,629,341 $ 8,013,063
(a)
  Investments, at cost — unaffiliated .......................................... $ 10,607,339 $ 11,405,499 $ 55,868,063 $ 7,244,994
(b)
  Securities loaned, at value ................................................ $ 16,850 $ — $ 4,314,191 $ 190,068
(c)
  Investments, at cost — affiliated ............................................ $ 445,018 $ 173,052 $ 4,714,692 $ 277,979
(d)
  Foreign currency, at cost ................................................. $ 64,722 $ 8,097 $ 1,617 $ 1,964

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
BlackRock
Advantage
ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
NET ASSET VALUE
Institutional
Net assets .....................................................
$ 134,367 $ 200,189 $ 49,168,451 $ 133,836
Shares outstanding ..............................................
12,780 17,278 3,323,988 11,233
Net asset value .................................................
$ 10.51 $ 11.59 $ 14.79 $ 11.91
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .....................................................
$ 175,328 $ 196,490 $ 289,282 $ 173,564
Shares outstanding ..............................................
16,697 16,983 19,584 14,593
Net asset value .................................................
$ 10.50 $ 11.57 $ 14.77 $ 11.89
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .....................................................
$ 11,354,916 $ 12,362,836 $ 9,171,608 $ 7,705,663
Shares outstanding ..............................................
1,079,660 1,066,684 619,385 646,428
Net asset value .................................................
$ 10.52 $ 11.59 $ 14.81 $ 11.92
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,238,877,952 $ 7,355,897
Investments, at value — affiliated
(c)
.......................................................................... 30,241,340 369,365
Cash pledged:
Collateral — OTC derivatives ............................................................................. 2,920,000 —
Futures contracts ..................................................................................... 191,401,093 —
Centrally cleared swaps ................................................................................. 53,368,000 —
Foreign currency, at value
(d)
............................................................................... 71,947,825 —
Receivables: – –
Investments sold ..................................................................................... 2,254,943 48,805
Securities lending income — affiliated ....................................................................... 3 42
Capital shares sold .................................................................................... 2,025,909 —
Dividends — affiliated .................................................................................. 263 1
Dividends — unaffiliated ................................................................................ 1,335,140 389
Interest — unaffiliated .................................................................................. 65,229 —
From the Manager .................................................................................... — 3,822
Variation margin on futures contracts ........................................................................ 5,118,456 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 5,904,464 —
OTC swaps ......................................................................................... 43,352,170 —
Prepaid expenses ...................................................................................... 61,944 —
Total assets ..........................................................................................
1,648,874,731 7,778,321
LIABILITIES
Bank overdraft ......................................................................................... 4,685,625 —
Foreign bank overdraft
(e)
.................................................................................. — 48,783
Cash received:
Collateral — OTC derivatives ............................................................................. 29,967,000 —
Collateral on securities loaned, at value ........................................................................ 64,316 192,844
Payables: – –
Investments purchased ................................................................................. — 96,091
Accounting services fees ................................................................................ 127,968 —
Administration fees .................................................................................... 81,182 640
Capital shares redeemed ................................................................................ 1,185,539 —
Custodian fees ....................................................................................... 102,289 —
Investment advisory fees ................................................................................ 719,318 3,950
Trustees' and Officer's fees .............................................................................. 2,473 3,579
Other affiliate fees .................................................................................... 70,205 —
Printing and postage fees ............................................................................... 40,339 —
Professional fees ..................................................................................... 106,479 29,635
Registration fees ..................................................................................... 33,620 —
Service and distribution fees .............................................................................. 50,930 47
Transfer agent fees ................................................................................... 282,516 —
Other accrued expenses ................................................................................ 83,754 —
Variation margin on futures contracts ........................................................................ 22,070,291 —
Variation margin on centrally cleared swaps ................................................................... 7,486,354 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 5,992,932 —
OTC swaps ......................................................................................... 8,260,575 —
Total liabilities .........................................................................................
81,413,705 375,569
NET ASSETS .........................................................................................
$ 1,567,461,026 $ 7,402,752

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,619,564,523 $ 5,914,752
Accumulated earnings (loss) ............................................................................... (52,103,497) 1,488,000
NET ASSETS .........................................................................................
$ 1,567,461,026 $ 7,402,752
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 943,456,174 $ 6,615,070
(b)
  Securities loaned, at value ............................................................................... $ 63,305 $ 193,299
(c)
  Investments, at cost — affiliated ........................................................................... $ 30,241,346 $ 369,365
(d)
  Foreign currency, at cost ................................................................................ $ 72,185,380 $ —
(e)
  Foreign bank overdraft, at cost ............................................................................ $ — $ 48,783

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 511,681,058 $ 149,154
Shares outstanding ................................................................................
37,549,666 11,494
Net asset value ...................................................................................
$ 13.63 $ 12.98
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Service
Net assets .......................................................................................
$ 1,717,423 $ —
Shares outstanding ................................................................................
126,862 —
Net asset value ...................................................................................
$ 13.54 $ —
Shares authorized .................................................................................
Unlimited —
Par value .......................................................................................
$ 0.001 $ —
Investor A
Net assets .......................................................................................
$ 189,802,216 $ 232,272
Shares outstanding ................................................................................
14,062,514 17,934
Net asset value ...................................................................................
$ 13.50 $ 12.95
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .......................................................................................
$ 8,178,792 $ —
Shares outstanding ................................................................................
622,908 —
Net asset value ...................................................................................
$ 13.13 $ —
Shares authorized .................................................................................
Unlimited —
Par value .......................................................................................
$ 0.001 $ —
Class K
Net assets .......................................................................................
$ 856,081,537 $ 7,021,326
Shares outstanding ................................................................................
62,907,460 540,749
Net asset value ...................................................................................
$ 13.61 $ 12.98
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended October 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
BlackRock
Advantage
ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 2,308 $ 11 $ 17 $ 3
Dividends — unaffiliated ................................................. 194,339 171,850 310,784 74,666
Securities lending income — affiliated — net ................................... 140 35 50,865 8,729
Non-cash dividends — unaffiliated .......................................... — 10,234 — —
Foreign taxes withheld .................................................. (21,302) (20,280) (29,158) (8,079)
Total investment income ...................................................
175,485 161,850 332,508 75,319
EXPENSES
Custodian ........................................................... 54,884 93,847 — —
Investment advisory .................................................... 48,649 28,606 185,637 26,819
Professional ......................................................... 39,967 19,880 22,836 22,928
Accounting services .................................................... 27,679 27,678 — —
Offering ............................................................ 21,777 40,721 — —
Pricing ............................................................. 12,548 15,110 — —
Trustees and Officer .................................................... 6,993 6,992 5,157 6,433
Administration ....................................................... 2,585 2,702 — —
Registration ......................................................... 1,965 1,965 — —
Administration — class specific ............................................ 1,215 1,272 52,482 4,283
Transfer agent — class specific ............................................ 353 308 — —
Service and distribution — class specific ...................................... 168 183 357 221
Miscellaneous ........................................................ 14,969 12,261 57 57
Total expenses .........................................................
233,752 251,525 266,526 60,741
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (180,173) (218,454) (28,050) (29,369)
Administration fees waived ............................................... (2,585) (2,700) — —
Administration fees waived — class specific .................................... (1,215) (1,261) — —
Transfer agent fees waived and/or reimbursed — class specific ....................... (288) (242) — —
Total expenses after fees waived and/or reimbursed ................................
49,491 28,868 238,476 31,372
Net investment income ....................................................
125,994 132,982 94,032 43,947
REALIZED AND UNREALIZED GAIN (LOSS) $ (864,612) $ 402,503 $ (159,565) $ (210,100)
Net realized gain (loss) from:
Investments — affiliated ............................................... $ 3,255 $ — $ (43) $ (2)
Investments — unaffiliated
(a)
............................................ (43,038) 397,198 1,506,987 324,298
Forward foreign currency exchange contracts ................................. — — (16,660) (5,695)
Foreign currency transactions ........................................... (3,287) (5) (6,405) (555)
Futures contracts .................................................... (15,050) 26,333 — —
(58,120) 423,526 1,483,879 318,046
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 30,608 — (142) (18)
Investments — unaffiliated
(b)
............................................ (829,533) (9,852) (1,655,322) (531,942)
Forward foreign currency exchange contracts ................................. — — 13,200 4,115
Foreign currency translations ............................................ (1,424) (984) (1,180) (301)
Futures contracts .................................................... (6,143) (10,187) — —
(806,492) (21,023) (1,643,444) (528,146)
Net realized and unrealized gain (loss) .........................................
(864,612) 402,503 (159,565) (210,100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (738,618) $ 535,485 $ (65,533) $ (166,153)
(a)
  Net of foreign capital gain tax of ............................................ $ (8,483) $ — $ — $ —
(b)
Net of increase in deferred foreign capital gain tax of .............................. $ (13,904) $ — $ — $ —

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 1,873 $ 3
Dividends — unaffiliated ................................................................................ 7,818,085 17,315
Interest — unaffiliated .................................................................................. 156,050 —
Securities lending income — affiliated — net .................................................................. 10 4,865
Non-cash dividends — unaffiliated ......................................................................... 196,491 —
Foreign taxes withheld ................................................................................. (354,519) (605)
Total investment income ..................................................................................
7,817,990 21,578
EXPENSES
Investment advisory ................................................................................... 4,160,199 23,999
Transfer agent — class specific ........................................................................... 512,272 —
Administration ...................................................................................... 312,018 —
Service and distribution — class specific ..................................................................... 297,432 276
Administration — class specific ........................................................................... 156,313 3,876
Accounting services ................................................................................... 111,960 —
Professional ........................................................................................ 87,638 21,977
Custodian .......................................................................................... 84,606 —
Registration ........................................................................................ 50,400 —
Trustees and Officer ................................................................................... 4,920 6,435
Miscellaneous ....................................................................................... 106,340 57
Total expenses ........................................................................................
5,884,098 56,620
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (6,754) (28,424)
Total expenses after fees waived and/or reimbursed ...............................................................
5,877,344 28,196
Net investment income (loss) ...............................................................................
1,940,646 (6,618)
REALIZED AND UNREALIZED GAIN (LOSS) $ (50,009,085) $ 153,638
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ — $ (21)
Investments — unaffiliated ............................................................................ 29,692,438 796,633
Forward foreign currency exchange contracts ................................................................ (3,925,954) —
Foreign currency transactions .......................................................................... (2,423,086) (398)
Futures contracts ................................................................................... (75,539,567) —
Swaps   ......................................................................................... 25,471,224 —
(26,724,945) 796,214
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (6) —
Investments — unaffiliated ............................................................................ 56,642,811 (642,572)
Forward foreign currency exchange contracts ................................................................ 1,096,446 —
Foreign currency translations ........................................................................... 527,558 (4)
Futures contracts ................................................................................... (50,489,283) —
Swaps   ......................................................................................... (31,061,666) —
(23,284,140) (642,576)
Net realized and unrealized gain (loss) ........................................................................
(50,009,085) 153,638
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ (48,068,439) $ 147,020

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage ESG Emerging
Markets Equity Fund
BlackRock Advantage ESG International
Equity Fund
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 125,994 $ 41,472 $ 132,982 $ 132,206
Net realized gain (loss) .................................................... (58,120) 1,014,062 423,526 866,371
Net change in unrealized appreciation (depreciation) ................................ (806,492) 1,297,751 (21,023) 1,158,873
Net increase (decrease) in net assets resulting from operations ...........................
(738,618) 2,353,285 535,485 2,157,450
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (12,954) (493) (15,928) (836)
  Investor A ............................................................ (12,424) (408) (11,572) (569)
  Class K .............................................................. (1,096,101) (50,099) (986,458) (66,875)
Decrease in net assets resulting from distributions to shareholders .........................
(1,121,479) (51,000) (1,013,958) (68,280)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
1,205,886 10,016,537 1,100,473 10,048,345
NET ASSETS
Total increase (decrease) in net assets ........................................... (654,211) 12,318,822 622,000 12,137,515
Beginning of period ........................................................
12,318,822 — 12,137,515 —
End of period ............................................................
$ 11,664,611 $ 12,318,822 $ 12,759,515 $ 12,137,515
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Global Impact Fund BlackRock International Impact Fund
Six Months Ended
10/31/21
(unaudited)
Period from
05/27/20
(a)
to 04/30/21
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 94,032 $ 3,016 $ 43,947 $ 32,193
Net realized gain ........................................................ 1,483,879 2,239,581 318,046 1,093,998
Net change in unrealized appreciation (depreciation) ................................ (1,643,444) 4,212,699 (528,146) 1,216,203
Net increase (decrease) in net assets resulting from operations ...........................
(65,533) 6,455,296 (166,153) 2,342,394
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (1,402,168) (470,005) (14,754) (4,436)
  Investor A ............................................................ (8,062) (6,678) (18,981) (4,284)
  Class K .............................................................. (273,225) (317,475) (851,401) (257,172)
Decrease in net assets resulting from distributions to shareholders .........................
(1,683,455) (794,158) (885,136) (265,892)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
7,921,438 46,795,753 893,217 6,094,633
NET ASSETS
Total increase (decrease) in net assets ........................................... 6,172,450 52,456,891 (158,072) 8,171,135
Beginning of period ........................................................
52,456,891 — 8,171,135 —
End of period ............................................................
$ 58,629,341 $ 52,456,891 $ 8,013,063 $ 8,171,135
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Tactical Opportunities Fund BlackRock U.S. Impact Fund
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/21
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 1,940,646 $ 4,394,969 $ (6,618) $ (10,097)
Net realized gain (loss) .................................................... (26,724,945) (143,840,740) 796,214 1,283,959
Net change in unrealized appreciation (depreciation) ................................ (23,284,140) 203,100,134 (642,576) 1,383,404
Net increase (decrease) in net assets resulting from operations ...........................
(48,068,439) 63,654,363 147,020 2,657,266
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... — (8,252,526) (16,399) (9,744)
  Service .............................................................. — (54,595) — —
  Investor A ............................................................ — (5,029,093) (25,167) (9,665)
  Investor C ............................................................ — (136,513) — —
  Class K .............................................................. — (18,476,253) (785,396) (469,915)
Return of capital: – – – –
  Institutional ........................................................... — (51,931) — —
  Service .............................................................. — (344) — —
  Investor A ............................................................ — (31,647) — —
  Investor C ............................................................ — (859) — —
  Class K .............................................................. — (116,265) — —
Decrease in net assets resulting from distributions to shareholders .........................
— (32,150,026) (826,962) (489,324)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
157,564,972 551,060,076 865,989 5,048,763
NET ASSETS
Total increase in net assets ................................................... 109,496,533 582,564,413 186,047 7,216,705
Beginning of period ........................................................
1,457,964,493 875,400,080 7,216,705 —
End of period ............................................................
$ 1,567,461,026 $ 1,457,964,493 $ 7,402,752 $ 7,216,705
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.99%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
BlackRock Advantage ESG Emerging
Markets Equity Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.30 $ 10.00
Net investment income
(b)
.................................................................................
0.12 0.04
Net realized and unrealized gain (loss) ........................................................................
(0.80) 2.31
Net increase (decrease) from investment operations ................................................................
(0.68) 2.35
Distributions
(c)
– –
From net investment income ..............................................................................
(0.06) (0.05)
From net realized gain ...................................................................................
(1.05) —
Total distributions .......................................................................................
(1.11) (0.05)
Net asset value, end of period ..............................................................................
$ 10.51 $ 12.30
Total Return
(d)
(6.05)% 23.53%
Based on net asset value ..................................................................................
(6.05)%
(e)
23.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
3.82%
(g)(h)
3.70%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.86%
(g)
0.86%
(g)
Net investment income ...................................................................................
2.04%
(g)
0.47%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 134 $ 125
Portfolio turnover rate ....................................................................................
88% 147%
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Investments in underlying funds .............................................................................. 0.02% 0.03%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.27%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
BlackRock Advantage ESG Emerging
Markets Equity Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.29 $ 10.00
Net investment income
(b)
.................................................................................
0.10 0.02
Net realized and unrealized gain (loss) ........................................................................
(0.79) 2.31
Net increase (decrease) from investment operations ................................................................
(0.69) 2.33
Distributions
(c)
– –
From net investment income ..............................................................................
(0.05) (0.04)
From net realized gain ...................................................................................
(1.05) —
Total distributions .......................................................................................
(1.10) (0.04)
Net asset value, end of period ..............................................................................
$ 10.50 $ 12.29
Total Return
(d)
(6.14)% 23.33%
Based on net asset value ..................................................................................
(6.14)%
(e)
23.33%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
4.09%
(g)(h)
3.92%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
1.11%
(g)
1.11%
(g)
Net investment income ...................................................................................
1.79%
(g)
0.31%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 175 $ 138
Portfolio turnover rate ....................................................................................
88% 147%
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Investments in underlying funds .............................................................................. 0.02% 0.03%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.84%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
BlackRock Advantage ESG Emerging
Markets Equity Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.30 $ 10.00
Net investment income
(b)
.................................................................................
0.12 0.04
Net realized and unrealized gain (loss) ........................................................................
(0.79) 2.31
Net increase (decrease) from investment operations ................................................................
(0.67) 2.35
Distributions
(c)
– –
From net investment income ..............................................................................
(0.06) (0.05)
From net realized gain ...................................................................................
(1.05) —
Total distributions .......................................................................................
(1.11) (0.05)
Net asset value, end of period ..............................................................................
$ 10.52 $ 12.30
Total Return
(d)
(5.95)% 23.55%
Based on net asset value ..................................................................................
(5.95)%
(e)
23.55%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
3.66%
(g)(h)
3.39%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.81%
(g)
0.81%
(g)
Net investment income ...................................................................................
2.08%
(g)
0.52%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 11,355 $ 12,056
Portfolio turnover rate ....................................................................................
88% 147%
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Investments in underlying funds .............................................................................. 0.02% 0.03%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG International
Equity Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.08 $ 10.00
Net investment income
(b)
.................................................................................
0.12 0.13
Net realized and unrealized gain ............................................................................
0.39 2.01
Net increase from investment operations ........................................................................
0.51 2.14
Distributions
(c)
– –
From net investment income ..............................................................................
(0.12) (0.06)
From net realized gain ...................................................................................
(0.88) (0.00)
(d)
Total distributions .......................................................................................
(1.00) (0.06)
Net asset value, end of period ..............................................................................
$ 11.59 $ 12.08
Total Return
(e)
4.42% 21.53%
Based on net asset value ..................................................................................
4.42%
(f)
21.53%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
3.65%
(g)(h)
3.40%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.49%
(g)
0.50%
(g)
Net investment income ...................................................................................
2.03%
(g)
1.69%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 200 $ 156
Portfolio turnover rate ....................................................................................
74% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.96%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage ESG International
Equity Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.07 $ 10.00
Net investment income
(b)
.................................................................................
0.11 0.11
Net realized and unrealized gain ............................................................................
0.38 2.01
Net increase from investment operations ........................................................................
0.49 2.12
Distributions
(c)
– –
From net investment income ..............................................................................
(0.11) (0.05)
From net realized gain ...................................................................................
(0.88) (0.00)
(d)
Total distributions .......................................................................................
(0.99) (0.05)
Net asset value, end of period ..............................................................................
$ 11.57 $ 12.07
Total Return
(e)
4.25% 21.33%
Based on net asset value ..................................................................................
4.25%
(f)
21.33%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
4.02%
(g)(h)
3.76%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.75%
(g)
0.75%
(g)
Net investment income ...................................................................................
1.80%
(g)
1.45%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 196 $ 140
Portfolio turnover rate ....................................................................................
74% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.34%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG International
Equity Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 12.08 $ 10.00
Net investment income
(b)
.................................................................................
0.13 0.13
Net realized and unrealized gain ............................................................................
0.38 2.01
Net increase from investment operations ........................................................................
0.51 2.14
Distributions
(c)
– –
From net investment income ..............................................................................
(0.12) (0.06)
From net realized gain ...................................................................................
(0.88) (0.00)
(d)
Total distributions .......................................................................................
(1.00) (0.06)
Net asset value, end of period ..............................................................................
$ 11.59 $ 12.08
Total Return
(e)
4.43% 21.55%
Based on net asset value ..................................................................................
4.43%
(f)
21.55%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
3.64%
(g)(h)
3.15%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.45%
(g)
0.45%
(g)
Net investment income ...................................................................................
2.10%
(g)
1.72%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 12,363 $ 11,842
Portfolio turnover rate ....................................................................................
74% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.95%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
z
BlackRock Global Impact Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 15.27 $ 10.00
Net investment income (loss)
(b)
.............................................................................
0.02 (0.02)
Net realized and unrealized gain (loss) ........................................................................
(0.05) 5.82
Net increase (decrease) from investment operations ................................................................
(0.03) 5.80
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.07)
From net realized gain ...................................................................................
(0.45) (0.46)
Total distributions .......................................................................................
(0.45) (0.53)
Net asset value, end of period ..............................................................................
$ 14.79 $ 15.27
Total Return
(d)
(0.19)% 58.53%
Based on net asset value ..................................................................................
(0.19)%
(e)
58.53%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.95%
(f)
0.98%
(f)(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.85%
(f)
0.84%
(f)
Net investment income (loss) ...............................................................................
0.31%
(f)
(0.14)%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 49,168 $ 42,999
Portfolio turnover rate ....................................................................................
44% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 15.26 $ 10.00
Net investment income (loss)
(b)
.............................................................................
0.01 (0.02)
Net realized and unrealized gain (loss) ........................................................................
(0.06) 5.79
Net increase (decrease) from investment operations ................................................................
(0.05) 5.77
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.05)
From net realized gain ...................................................................................
(0.44) (0.46)
Total distributions .......................................................................................
(0.44) (0.51)
Net asset value, end of period ..............................................................................
$ 14.77 $ 15.26
Total Return
(d)
(0.34)% 58.22%
Based on net asset value ..................................................................................
(0.34)%
(e)
58.22%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.20%
(f)
1.27%
(f)(g)
Total expenses after fees waived and/or reimbursed ................................................................
1.10%
(f)
1.10%
(f)
Net investment income (loss) ...............................................................................
0.07%
(f)
(0.18)%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 289 $ 272
Portfolio turnover rate ....................................................................................
44% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 15.29 $ 10.00
Net investment income
(b)
.................................................................................
0.03 0.04
Net realized and unrealized gain (loss) ........................................................................
(0.06) 5.78
Net increase (decrease) from investment operations ................................................................
(0.03) 5.82
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.07)
From net realized gain ...................................................................................
(0.45) (0.46)
Total distributions .......................................................................................
(0.45) (0.53)
Net asset value, end of period ..............................................................................
$ 14.81 $ 15.29
Total Return
(d)
(0.17)% 58.75%
Based on net asset value ..................................................................................
(0.17)%
(e)
58.75%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.85%
(f)
0.93%
(f)(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.75%
(f)
0.75%
(f)
Net investment income ...................................................................................
0.43%
(f)
0.34%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 9,172 $ 9,186
Portfolio turnover rate ....................................................................................
44% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 13.65 $ 10.00
Net investment income
(b)
.................................................................................
0.06 0.05
Net realized and unrealized gain (loss) ........................................................................
(0.33) 4.04
Net increase (decrease) from investment operations ................................................................
(0.27) 4.09
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.08)
From net realized gain ...................................................................................
(1.47) (0.36)
Total distributions .......................................................................................
(1.47) (0.44)
Net asset value, end of period ..............................................................................
$ 11.91 $ 13.65
Total Return
(d)
(2.13)% 41.25%
Based on net asset value ..................................................................................
(2.13)%
(e)
41.25%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.57%
(f)
1.37%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.85%
(f)
0.85%
(f)(g)
Net investment income ...................................................................................
0.97%
(f)
0.50%
(f)(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 134 $ 137
Portfolio turnover rate ....................................................................................
47% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.44%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 13.63 $ 10.00
Net investment income
(b)
.................................................................................
0.05 0.02
Net realized and unrealized gain (loss) ........................................................................
(0.32) 4.04
Net increase (decrease) from investment operations ................................................................
(0.27) 4.06
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.07)
From net realized gain ...................................................................................
(1.47) (0.36)
Total distributions .......................................................................................
(1.47) (0.43)
Net asset value, end of period ..............................................................................
$ 11.89 $ 13.63
Total Return
(d)
(2.20)% 40.89%
Based on net asset value ..................................................................................
(2.20)%
(e)
40.89%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.81%
(f)
1.63%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
1.10%
(f)
1.10%
(f)(g)
Net investment income ...................................................................................
0.71%
(f)
0.23%
(f)(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 174 $ 169
Portfolio turnover rate ....................................................................................
47% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 13.65 $ 10.00
Net investment income
(b)
.................................................................................
0.07 0.06
Net realized and unrealized gain (loss) ........................................................................
(0.32) 4.04
Net increase (decrease) from investment operations ................................................................
(0.25) 4.10
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.09)
From net realized gain ...................................................................................
(1.48) (0.36)
Total distributions .......................................................................................
(1.48) (0.45)
Net asset value, end of period ..............................................................................
$ 11.92 $ 13.65
Total Return
(d)
(2.02)% 41.32%
Based on net asset value ..................................................................................
(2.02)%
(e)
41.32%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.46%
(f)
1.26%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.75%
(f)
0.75%
(f)(g)
Net investment income ...................................................................................
1.08%
(f)
0.54%
(f)(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 7,706 $ 7,865
Portfolio turnover rate ....................................................................................
47% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.34%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017
2016
Net asset value, beginning of period
$ 14.05 $ 13.59 $ 13.67 $ 15.44 $ 14.11 $ 13.41
$ 14.20
Net investment income
(a)
........
0.02 0.05 0.06 0.19 0.14 0.09
0.07
Net realized and unrealized gain (loss)
(0.44) 0.79 0.32 (0.57) 1.31 0.82
(0.16)
Net increase (decrease) from investment
operations ...............
(0.42) 0.84 0.38 (0.38) 1.45 0.91
(0.09)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.38) (0.46) (0.55) (0.12) (0.23)
(0.51)
From net realized gain ..........
— — — (0.84) — —
(0.19)
Return of capital ..............
— (0.00)
(c)
— — — —
—
Total distributions ..............
— (0.38) (0.46) (1.39) (0.12) (0.23)
(0.70)
Capital Contribution ............
— — — — — 0.02
—
Net asset value, end of period .....
$ 13.63 $ 14.05 $ 13.59 $ 13.67 $ 15.44 $ 14.11
$ 13.41
Total Return
(d)
(2.99)% 6.18% 2.79% (2.43)% 10.36% —
—
Based on net asset value .........
(2.99)%
(e)
6.18% 2.79%
(e)
(2.43)% 10.36% 7.05%
(0.71)%
Ratios to Average Net Assets
(f)
Total expenses
(g)
...............
0.78%
(h)
0.81% 0.86%
(h)
0.80% 0.93% 0.92%
0.91%
Total expenses after fees waived and/or
reimbursed .................
0.78%
(h)
0.80% 0.85%
(h)
0.79% 0.89% 0.89%
0.87%
Net investment income ..........
0.22%
(h)
0.38% 0.77%
(h)
1.36% 0.94% 0.65%
0.49%
Supplemental Data
Net assets, end of period (000) .....
$ 511,681 $ 464,694 $ 289,127 $ 290,851 $ 220,711 $ 189,242
$ 271,623
Portfolio turnover rate ...........
45% 136% 167% 288% 265% 257%
359%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds ..... —% 0.01% 0.01% 0.01% 0.01% 0.01%
0.05%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Expense ratios ................ N/A N/A N/A 0.79% N/A N/A
N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Tactical Opportunities Fund
Service
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017
2016
Net asset value, beginning of period
$ 13.97 $ 13.54 $ 13.56 $ 15.33 $ 14.02 $ 13.34
$ 14.12
Net investment income (loss)
(a)
....
(0.00)
(b)
0.01 0.04 0.16 0.10 0.05
0.02
Net realized and unrealized gain (loss)
(0.43) 0.78 0.31 (0.58) 1.32 0.81
(0.14)
Net increase (decrease) from investment
operations ...............
(0.43) 0.79 0.35 (0.42) 1.42 0.86
(0.12)
Distributions
(c)
– – – – – –
–
From net investment income .....
— (0.36) (0.37) (0.51) (0.11) (0.20)
(0.47)
From net realized gain ..........
— — — (0.84) — —
(0.19)
Return of capital ..............
— (0.00)
(b)
— — — —
—
Total distributions ..............
— (0.36) (0.37) (1.35) (0.11) (0.20)
(0.66)
Capital Contribution ............
— — — — — 0.02
—
Net asset value, end of period .....
$ 13.54 $ 13.97 $ 13.54 $ 13.56 $ 15.33 $ 14.02
$ 13.34
Total Return
(d)
(3.08)% 5.86% 2.63% (2.74)% 10.21% —
—
Based on net asset value .........
(3.08)%
(e)
5.86% 2.63%
(e)
(2.74)% 10.21% 6.66%
(0.95)%
Ratios to Average Net Assets
(f)
Total expenses
(g)
...............
1.05%
(h)
1.07% 1.16%
(h)
1.06% 1.22% 1.23%
1.24%
Total expenses after fees waived and/or
reimbursed .................
1.05%
(h)
1.06% 1.14%
(h)
1.06% 1.16% 1.17%
1.17%
Net investment income (loss) ......
(0.04)%
(h)
0.08% 0.53%
(h)
1.14% 0.65% 0.38%
0.17%
Supplemental Data
Net assets, end of period (000) .....
$ 1,717 $ 1,972 $ 836 $ 767 $ 832 $ 828
$ 1,667
Portfolio turnover rate ...........
45% 136% 167% 288% 265% 257%
359%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds ..... —% 0.01% 0.01% 0.01% 0.01% 0.01%
0.05%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Expense ratios ................ N/A N/A N/A 1.04% N/A N/A
1.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017
2016
Net asset value, beginning of period
$ 13.93 $ 13.49 $ 13.54 $ 15.31 $ 14.02 $ 13.33
$ 14.12
Net investment income (loss)
(a)
....
(0.00)
(b)
0.01 0.04 0.14 0.09 0.05
0.02
Net realized and unrealized gain (loss)
(0.43) 0.77 0.32 (0.56) 1.31 0.81
(0.15)
Net increase (decrease) from investment
operations ...............
(0.43) 0.78 0.36 (0.42) 1.40 0.86
(0.13)
Distributions
(c)
– – – – – –
–
From net investment income .....
— (0.34) (0.41) (0.51) (0.11) (0.19)
(0.47)
From net realized gain ..........
— — — (0.84) — —
(0.19)
Return of capital ..............
— (0.00)
(b)
— — — —
—
Total distributions ..............
— (0.34) (0.41) (1.35) (0.11) (0.19)
(0.66)
Capital Contribution ............
— — — — — 0.02
—
Net asset value, end of period .....
$ 13.50 $ 13.93 $ 13.49 $ 13.54 $ 15.31 $ 14.02
$ 13.33
Total Return
(d)
(3.09)% 5.77% 2.70% (2.77)% 10.06% —
—
Based on net asset value .........
(3.09)%
(e)
5.77% 2.70%
(e)
(2.77)% 10.06% 6.66%
(1.02)%
Ratios to Average Net Assets
(f)
Total expenses ................
1.05%
(g)
1.09% 1.15%
(g)
1.10%
(h)
1.21% 1.20%
(h)
1.21%
Total expenses after fees waived and/or
reimbursed .................
1.05%
(g)
1.09% 1.14%
(g)
1.09% 1.20% 1.20%
1.18%
Net investment income (loss) ......
(0.04)%
(g)
0.09% 0.48%
(g)
1.01% 0.61% 0.37%
0.15%
Supplemental Data
Net assets, end of period (000) .....
$ 189,802 $ 202,884 $ 208,746 $ 218,634 $ 237,442 $ 244,101
$ 271,941
Portfolio turnover rate ...........
45% 136% 167% 288% 265% 257%
359%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds ..... —% 0.01% 0.01% 0.01% 0.01% 0.01%
0.05%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor C
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017
2016
Net asset value, beginning of period
$ 13.60 $ 13.13 $ 13.14 $ 14.81 $ 13.64 $ 12.95
$ 13.73
Net investment income (loss)
(a)
....
(0.06) (0.09) (0.02) 0.04 (0.01) (0.05)
(0.07)
Net realized and unrealized gain (loss)
(0.41) 0.75 0.31 (0.54) 1.27 0.80
(0.15)
Net increase (decrease) from investment
operations ...............
(0.47) 0.66 0.29 (0.50) 1.26 0.75
(0.22)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.19) (0.30) (0.33) (0.09) (0.08)
(0.37)
From net realized gain ..........
— — — (0.84) — —
(0.19)
Return of capital ..............
— (0.00)
(c)
— — — —
—
Total distributions ..............
— (0.19) (0.30) (1.17) (0.09) (0.08)
(0.56)
Capital Contribution ............
— — — — — 0.02
—
Net asset value, end of period .....
$ 13.13 $ 13.60 $ 13.13 $ 13.14 $ 14.81 $ 13.64
$ 12.95
Total Return
(d)
(3.46)% 5.02% 2.21% (3.45)% 9.27% —
—
Based on net asset value .........
(3.46)%
(e)
5.02% 2.21%
(e)
(3.45)% 9.27% 5.99%
(1.70)%
Ratios to Average Net Assets
(f)
Total expenses ................
1.82%
(g)
1.84% 1.86%
(g)
1.82%
(h)
1.89% 1.89%
1.90%
Total expenses after fees waived and/or
reimbursed .................
1.82%
(g)
1.84% 1.85%
(g)
1.81% 1.88% 1.89%
1.87%
Net investment income (loss) ......
(0.81)%
(g)
(0.65)% (0.24)%
(g)
0.26% (0.08)% (0.34)%
(0.54)%
Supplemental Data
Net assets, end of period (000) .....
$ 8,179 $ 8,665 $ 13,187 $ 17,171 $ 31,022 $ 35,343
$ 54,050
Portfolio turnover rate ...........
45% 136% 167% 288% 265% 257%
359%
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds ..... —% 0.01% 0.01% 0.01% 0.01% 0.01%
0.05%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Tactical Opportunities Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
Period from
08/01/16
(a)
to 09/30/16
2019 2018 2017
Net asset value, beginning of period
$ 14.02 $ 13.57 $ 13.65 $ 15.43 $ 14.08 $ 13.42
$ 13.41
Net investment income
(b)
........
0.02 0.07 0.07 0.21 0.16 0.13
0.03
Net realized and unrealized gain (loss)
(0.43) 0.78 0.32 (0.57) 1.32 0.79
(0.02)
Net increase (decrease) from investment
operations ...............
(0.41) 0.85 0.39 (0.36) 1.48 0.92
0.01
Distributions
(c)
– – – – – –
–
From net investment income .....
— (0.40) (0.47) (0.58) (0.13) (0.26)
—
From net realized gain ..........
— — — (0.84) — —
—
Return of capital ..............
— (0.00)
(d)
— — — —
—
Total distributions ..............
— (0.40) (0.47) (1.42) (0.13) (0.26)
—
Net asset value, end of period .....
$ 13.61 $ 14.02 $ 13.57 $ 13.65 $ 15.43 $ 14.08
$ 13.42
Total Return
(e)
(2.92)% 6.25% 2.93% (2.34)% 10.57% —
—
Based on net asset value .........
(2.92)%
(f)
6.25% 2.93%
(f)
(2.34)% 10.57% 6.93%
0.07%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................
0.65%
(h)
0.67% 0.72%
(h)
0.67%
( i )
0.76% 0.77%
0.78%
(h)( i )
Total expenses after fees waived and/or
reimbursed .................
0.65%
(h)
0.66% 0.72%
(h)
0.67% 0.75% 0.77%
0.75%
(h)
Net investment income ..........
0.35%
(h)
0.49% 0.91%
(h)
1.51% 1.09% 0.94%
1.20%
(h)
Supplemental Data
Net assets, end of period (000) .....
$ 856,082 $ 779,750 $ 363,505 $ 366,664 $ 198,487 $ 138,018
$ 200
Portfolio turnover rate ...........
45% 136% 167% 288% 265% 257%
359%
(j)
Six Months Ended
10/31/21
(unaudited)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2019 2018 2017
Investments in underlying funds ..... —% 0.01% 0.01% 0.01% 0.01% 0.01%
0.05%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Impact Fund
Institutional
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 14.33 $ 10.00
Net investment loss
(b)
...................................................................................
(0.02) (0.03)
Net realized and unrealized gain ............................................................................
0.30 5.33
Net increase from investment operations ........................................................................
0.28 5.30
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.00)
(d)
From net realized gain ...................................................................................
(1.63) (0.97)
Total distributions .......................................................................................
(1.63) (0.97)
Net asset value, end of period ..............................................................................
$ 12.98 $ 14.33
Total Return
(e)
2.00% 54.03%
Based on net asset value ..................................................................................
2.00%
(f)
54.03%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.62%
(g)
1.42%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.85%
(g)
0.85%
(g)(h)
Net investment loss ......................................................................................
(0.27)%
(g)
(0.28)%
(g)(h)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 149 $ 143
Portfolio turnover rate ....................................................................................
62% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.50%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Investor A
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 14.31 $ 10.00
Net investment loss
(b)
...................................................................................
(0.03) (0.06)
Net realized and unrealized gain ............................................................................
0.29 5.33
Net increase from investment operations ........................................................................
0.26 5.27
Distributions from net realized gain
(c)
........................................................................
(1.62) (0.96)
Net asset value, end of period ..............................................................................
$ 12.95 $ 14.31
Total Return
(d)
1.88% 53.64%
Based on net asset value ..................................................................................
1.88%
(e)
53.64%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.86%
(f)
1.68%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
1.10%
(f)
1.10%
(f)(g)
Net investment loss ......................................................................................
(0.50)%
(f)
(0.58)%
(f)(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 232 $ 192
Portfolio turnover rate ....................................................................................
62% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Impact Fund
Class K
Six Months Ended
10/31/21
(unaudited)
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................................
$ 14.33 $ 10.00
Net investment loss
(b)
...................................................................................
(0.01) (0.02)
Net realized and unrealized gain ............................................................................
0.30 5.33
Net increase from investment operations ........................................................................
0.29 5.31
Distributions
(c)
– –
From net investment income ..............................................................................
— (0.01)
From net realized gain ...................................................................................
(1.64) (0.97)
Total distributions .......................................................................................
(1.64) (0.98)
Net asset value, end of period ..............................................................................
$ 12.98 $ 14.33
Total Return
(d)
2.03% 54.09%
Based on net asset value ..................................................................................
2.03%
(e)
54.09%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
1.52%
(f)
1.32%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.75%
(f)
0.75%
(f)(g)
Net investment loss ......................................................................................
(0.17)%
(f)
(0.18)%
(f)(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 7,021 $ 6,881
Portfolio turnover rate ....................................................................................
62% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage ESG Emerging Markets Equity Fund ............................ Advantage ESG Emerging Markets Equity Diversified
BlackRock Advantage ESG International Equity Fund ................................ Advantage ESG International Equity Diversified
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps)
that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP .
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of October 31, 2021, certain investments of Advantage ESG Emerging Markets Equity, Global Impact, International Impact, Tactical Opportunities and U.S. Impact were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(b)
The market value of the loaned securities is determined as of October 31, 2021. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Advantage ESG Emerging Markets Equity
Citigroup Global Markets, Inc. .................... $ 16,850 $ (16,850) $ — $ —
Global Impact
Barclays Capital, Inc. .......................... 176,215 (176,215) — —
Citigroup Global Markets, Inc. .................... 2,888,871 (2,888,871) — —
Goldman Sachs & Co. LLC ...................... 79,526 (79,526) — —
Morgan Stanley & Co. LLC ...................... 717,011 (708,942) — 8,069
State Street Bank & Trust Co. .................... 452,568 (452,568) — —
$ 4,314,191 $ (4,306,122) $ — $ 8,069
International Impact
BofA Securities, Inc. ........................... 45,240 (45,240) — —
Citigroup Global Markets, Inc. .................... 124,166 (124,166) — —
Goldman Sachs & Co. LLC ...................... 20,662 (20,662) — —
$ 190,068 $ (190,068) $ — $ —
Tactical Opportunities
Toronto Dominion Bank ........................ $ 63,305 $ (63,305) $ — $ —
U.S. Impact
Citigroup Global Markets, Inc. .................... $ 193,299 $ (192,844) $ — $ 455
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock (Singapore) Limited (“BRS”) and BlackRock
Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BRS and BAMNA for services they provide for that portion of Tactical Opportunities for which BRS and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Advantage
ESG Emerging
Markets Equity
Advantage ESG
International
Equity Global Impact
International
Impact U.S. Impact
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 b illion ................................................... 0.800% 0.450% 0.650% 0.650% 0.650%
$1 billion - $3 b illion ............................................... 0.750 0.420 0.610 0.610 0.610
$3 billion - $5 b illion ............................................... 0.720 0.410 0.590 0.590 0.590
$5 b illion - $10 b illion .............................................. 0.700 0.390 0.570 0.570 0.570
Greater than $10 b illion ............................................. 0.680 0.380 0.550 0.550 0.550
Tactical
Opportunities
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.550%
$1 billion - $2 billion ...................................................................................................... 0.500
$2 billion - $3 billion ...................................................................................................... 0.475
Greater than $3 billion .................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For the six months ended October 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities, entered into an
Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below .
In addition, the Manager charges each of the share classes of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities an
administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the six months ended October 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2021 , Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2021, Tactical Opportunities reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name Service Investor A Investor C Total
Advantage ESG Emerging Markets Equity ..................................................... $ — $ 168 $ — $ 168
Advantage ESG International Equity ......................................................... — 183 — 183
Global Impact ........................................................................ — 357 — 357
International Impact .................................................................... — 221 — 221
Tactical Opportunities ................................................................... 2,487 251,42 3 43,522 297,43 2
U.S. Impact .......................................................................... — 276 — 276
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Fund Name Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ..................................... $ 1 3 $ — $ 1 3 $ — $ 1,18 9 $ 1,21 5
Advantage ESG International Equity ......................................... 20 — 15 — 1,237 1,272
Global Impact ........................................................ 47,559 — 285 — 4,638 52,48 2
International Impact .................................................... 138 — 177 — 3,96 8 4,28 3
Tactical Opportunities ................................................... 51,333 199 20,112 870 83,799 156,313
U.S. Impact .......................................................... 148 — 221 — 3,50 7 3,87 6
Institutional
Tactical Opportunities ....................................................................................................... $ 85,773
Fund Name Class K
Tactical Opportunities ....................................................................................................... $ 272

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  October 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended October 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the Manager waived $1,011 in investment advisory fees with respect to Advantage ESG Emerging Markets Equity pursuant to these arrangements.
With respect to Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities, the Manager contractually agreed to waive and/
or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023 for Tactical Opportunities, Advantage ESG Emerging
Markets Equity and Advantage ESG International Equity, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the
Statements of Operations were as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ..................................... $ 118 — $ 1 20 $ — $ 115 $ 35 3
Advantage ESG International Equity ......................................... 88 — 104 — 116 308
Tactical Opportunities ................................................... 343,715 1,468 151,288 7,245 8,556 512,272
Global Impact ........................................................................................................... $ 4
International Impact ....................................................................................................... 13
Tactical Opportunities ...................................................................................................... 1,725
U.S. Impact ............................................................................................................. 73
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 63 $ 9
Advantage ESG Emerging Markets Equity ............................................................................................ $ 34
Advantage ESG International Equity ................................................................................................ 37
Global Impact ............................................................................................................... 57
International Impact ........................................................................................................... 9
Tactical Opportunities .......................................................................................................... 6,754
U.S. Impact ................................................................................................................. 12
Fund Name Institutional Service Investor A Investor C Class K
Advantage ESG Emerging Markets Equity .......................................... 0.86% N/A 1.11% N/A 0.81%
Advantage ESG International Equity .............................................. 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Advantage ESG Emerging Markets Equity .......................................................................................... $ 179,128
Advantage ESG International Equity .............................................................................................. 218,417

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

The following Funds also had a waiver of administration fees, which are included in Administration fees waived, in the Statements of Operations. For the six months ended
October 31, 2021, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June
30, 2032. Such contractual arrangements may not be terminated prior to July 1, 2032 without the consent of the Board. For the six months ended October 31, 2021, the amounts reimbursed were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact
retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which
Advantage ESG Emerging Markets Equity .......................................................................................... $ 2,585
Advantage ESG International Equity .............................................................................................. 2,700
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Advantage ESG Emerging Markets Equity
Institutional .................................................................................... $ 13 $ 8 5
Investor A ..................................................................................... 13 88
Class K ...................................................................................... 1,189 11 5
$ 1,215 $ 28 8
Advantage ESG International Equity
Institutional .................................................................................... 11 56
Investor A ..................................................................................... 14 70
Class K ...................................................................................... 1,236 116
$ 1,261 $ 242
Global Impact ............................................................................................................... $ 27,993
International Impact ........................................................................................................... 29,360
U.S. Impact ................................................................................................................. 28,412

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact, International Impact and U.S. Impact are currently permitted to borrow and lend under the Interfund Lending Program. Tactical Opportunities is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended October 31, 2021, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
RULEABOVE
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2021, Tactical Opportunities had non-expiring capital loss carryforwards available to offset future realized capital gains of $98,975,161.
Advantage ESG Emerging Markets Equity ........................................................................................ $ 29
Advantage ESG International Equity ............................................................................................ 8
Global Impact ........................................................................................................... 10,596
International Impact ....................................................................................................... 1,725
Tactical Opportunities ...................................................................................................... 2
U.S. Impact ............................................................................................................. 1,430
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage ESG Emerging Markets Equity ..................................... $ — $ — $ 10,470,290 $ 10,254,052
Advantage ESG International Equity ......................................... — — 9,421,840 8,938,791
Global Impact ........................................................ — — 31,365,774 24,875,857
International Impact .................................................... — — 3,958,300 3,791,487
Tactical Opportunities ................................................... 24,911,956 216,378,350 533,725,544 320,892,250
U.S. Impact .......................................................... — — 4,601,987 4,516,688

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (''LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage ESG Emerging Markets Equity ................................. $ 11,147,729 $ 1,058,717 $ (647,852) $ 410,865
Advantage ESG International Equity ..................................... 11,642,487 1,418,712 (344,407) 1,074,305
Global Impact .................................................... 60,823,279 6,492,292 (4,162,128) 2,330,164
International Impact ................................................ 7,549,655 1,265,466 (603,728) 661,738
Tactical Opportunities .............................................. 1,000,166,674 364,272,403 (196,668,976) 167,603,427
U.S. Impact ..................................................... 7,026,918 1,119,594 (421,250) 698,344

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
10/31/21
Period from
08/18/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Advantage ESG Emerging Markets Equity
Institutional
Shares sold .............................................
1,480 $ 18,099 10,346 $ 104,336
Shares issued in reinvestment of distributions ........................
1,155 12,954 — —
Shares redeemed .........................................
(8) (90) (193) (2,363)
2,627 $ 30,963 10,153 $ 101,973
Investor A
Shares sold .............................................
4,673 $ 49,094 12,163 $ 126,170
Shares issued in reinvestment of distributions ........................
1,107 12,424 1 11
Shares redeemed .........................................
(301) (3,249) (946) (11,617)
5,479 $ 58,269 11,218 $ 114,564
Class K
Shares sold .............................................
1,968 $ 20,553 980,000 $ 9,800,000
Shares issued in reinvestment of distributions ........................
97,692 1,096,101 — —
99,660 $ 1,116,654 980,000 $ 9,800,000
107,766 $ 1,205,886 1,001,371 $ 10,016,537
d
Six Months Ended
10/31/21
Period from
08/18/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Advantage ESG International Equity
Institutional
Shares sold .............................................
2,975 $ 36,100 12,887 $ 129,436
Shares issued in reinvestment of distributions ........................
1,400 15,928 16 172
4,375 $ 52,028 12,903 $ 129,608
Investor A
Shares sold .............................................
4,359 $ 50,415 11,606 $ 118,737
Shares issued in reinvestment of distributions ........................
1,018 11,572 — —
5,377 $ 61,987 11,606 $ 118,737
Class K
Shares sold .............................................
— $ — 980,000 $ 9,800,000
Shares issued in reinvestment of distributions ........................
86,684 986,458 — —
86,684 $ 986,458 980,000 $ 9,800,000
96,436 $ 1,100,473 1,004,509 $ 10,048,345
d
Six Months Ended
10/31/21
Period from
05/27/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Global Impact
Institutional
Shares sold .............................................
459,176 $ 6,885,930 2,805,083 $ 40,410,905
Shares issued in reinvestment of distributions ........................
89,790 1,329,795 33,432 464,697
Shares redeemed .........................................
(39,986) (593,978) (23,507) (369,888)
508,980 $ 7,621,747 2,815,008 $ 40,505,714
Investor A
Shares sold .............................................
1,566 $ 23,429 21,923 $ 271,546
Shares issued in reinvestment of distributions ........................
545 8,062 112 1,562
Shares redeemed .........................................
(340) (5,025) (4,222) (64,076)
1,771 $ 26,466 17,813 $ 209,032

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
10/31/21
Period from
05/27/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold .............................................
— $ — 597,117 $ 6,028,575
Shares issued in reinvestment of distributions ........................
18,437 273,225 4,460 61,999
Shares redeemed .........................................
— — (629) (9,567)
18,437 $ 273,225 600,948 $ 6,081,007
529,188 $ 7,921,438 3,433,769 $ 46,795,753
d
Six Months Ended
10/31/21
Period from
06/30/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
International Impact
Institutional
Shares sold .............................................
— $ — 10,045 $ 100,602
Shares issued in reinvestment of distributions ........................
1,218 14,754 1 7
Shares redeemed .........................................
— — (31) (431)
1,218 $ 14,754 10,015 $ 100,178
Investor A
Shares sold .............................................
595 $ 8,081 13,432 $ 146,894
Shares issued in reinvestment of distributions ........................
1,569 18,981 — —
Shares redeemed .........................................
— — (1,003) (14,121)
2,164 $ 27,062 12,429 $ 132,773
Class K
Shares sold .............................................
— $ — 572,845 $ 5,820,000
Shares issued in reinvestment of distributions ........................
70,306 851,401 3,277 41,682
70,306 $ 851,401 576,122 $ 5,861,682
73,688 $ 893,217 598,566 $ 6,094,633
d
Six Months Ended
10/31/21
Year Ended
04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold .............................................
9,057,154 $ 127,364,957 19,159,552 $ 267,673,798
Shares issued in reinvestment of distributions ........................
— — 551,314 7,729,427
Shares redeemed .........................................
(4,592,000) (64,442,897) (7,895,711) (110,223,366)
4,465,154 $ 62,922,060 11,815,155 $ 165,179,859
Service
Shares sold .............................................
17,160 $ 238,752 133,042 $ 1,855,600
Shares issued in reinvestment of distributions ........................
— — 3,935 54,939
Shares redeemed .........................................
(31,393) (437,820) (57,600) (806,611)
(14,233) $ (199,068) 79,377 $ 1,103,928
Investor A
Shares sold and automatic conversion of shares .......................
336,595 $ 4,691,410 953,324 $ 13,225,907
Shares issued in reinvestment of distributions ........................
— — 354,372 4,932,853
Shares redeemed .........................................
(837,792) (11,676,663) (2,223,072) (30,766,044)
(501,197) $ (6,985,253) (915,376) $ (12,607,284)
Investor C
Shares sold .............................................
43,331 $ 590,370 148,931 $ 2,008,992
Shares issued in reinvestment of distributions ........................
— — 10,027 136,665
Shares redeemed and automatic conversion of shares ...................
(57,385) (779,159) (526,110) (7,144,097)
(14,054) $ (188,789) (367,152) $ (4,998,440)
Class K
Shares sold .............................................
8,192,120 $ 114,807,156 36,285,961 $ 505,473,976
Shares issued in reinvestment of distributions ........................
— — 1,181,757 16,532,783
Shares redeemed .........................................
(911,022) (12,791,134) (8,636,301) (119,624,746)
7,281,098 $ 102,016,022 28,831,417 $ 402,382,013
11,216,768 $ 157,564,972 39,443,421 $ 551,060,076

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
On July 27, 2021, the Board approved a proposal to change the name of the Fund from BlackRock Advantage ESG Emerging Markets Equity Fund to BlackRock Sustainable
Advantage Emerging Markets Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes will be effective on December 1, 2021.
On July 27, 2021, the Board approved a proposal to change the name of the Fund from BlackRock Advantage ESG International Equity Fund to BlackRock Sustainable
Advantage International Equity Fund and certain changes to the Fund's investment objective, investment strategy and investment process. These changes will be effective on December 1, 2021.
d
Six Months Ended
10/31/21
Period from
06/30/20 to 04/30/21
Fund Name/Share Class
Shares Amount Shares Amount
U.S. Impact
Institutional
Shares sold .............................................
385 $ 5,071 10,038 $ 100,500
Shares issued in reinvestment of distributions ........................
1,267 16,399 1 15
Shares redeemed .........................................
(166) (2,145) (31) (442)
1,486 $ 19,325 10,008 $ 100,073
Investor A
Shares sold .............................................
2,900 $ 40,666 13,446 $ 148,367
Shares issued in reinvestment of distributions ........................
1,948 25,167 — —
Shares redeemed .........................................
(360) (4,965) — —
4,488 $ 60,868 13,446 $ 148,367
Class K
Shares sold .............................................
29 $ 400 480,023 $ 4,800,300
Shares issued in reinvestment of distributions ........................
60,695 785,396 2 23
60,724 $ 785,796 480,025 $ 4,800,323
66,698 $ 865,989 503,479 $ 5,048,763
Institutional Investor A Class K
Advantage ESG Emerging Markets Equity ................................................................. 10,995 10,986 1,077,692
Advantage ESG International Equity ..................................................................... 10,883 10,876 1,066,683
Global Impact .................................................................................... 10,305 10,296 494,726
International Impact ................................................................................ 11,217 11,211 538,576
U.S. Impact ...................................................................................... 11,261 11,258 540,690

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2021 (the “April
Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Tactical Opportunities Fund (“Tactical Opportunities Fund”), BlackRock U.S. Impact Fund (“U.S. Impact Fund”), BlackRock International Impact Fund
(“International Impact Fund”) and BlackRock Global Impact Fund (“Global Impact Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the
“Manager”), each Fund’s investment advisor.
The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”)
with respect to Tactical Opportunities Fund (the “BAMNA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore)
Limited (“BRS” and, together with BAMNA, the “Sub-Advisors”) with respect to Tactical Opportunities Fund (the “BRS Sub-Advisory Agreement,” and together with the
BAMNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-
day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each
Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Tactical Opportunities Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the since-inception period reported, each of the Global Impact Fund, U.S. Impact Fund and International Impact Fund ranked in the first quartile against its Performance Peers.
The Board reviewed and considered Tactical Opportunities Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-, three- and five-year periods reported, the Fund outperformed, underperformed, and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Tactical Opportunities Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that International Impact Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board noted that Global Impact Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio ranked in the fourth and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board noted that U.S. Impact Fund’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent
Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the pertinent Sub-Advisor with respect to Tactical Opportunities Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each
Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Tactical Opportunities Fund, held on Tuesday, October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the Issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1i. To Approve the Amendment of the Fundamental Investment Restriction Regarding Diversification.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
70,771,247 123,432 263,501
For Against Abstain
70,746,895 159,504 251,782
For Against Abstain
70,769,434 147,723 241,023
For Against Abstain
70,747,995 145,934 264,251
For Against Abstain
70,756,474 161,024 240,682
For Against Abstain
70,737,690 157,975 262,515
For Against Abstain
70,808,260 106,117 243,803
For Against Abstain
70,700,499 185,172 272,509

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

Proposal 1k. To Approve the Elimination of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1l. To Approve the Elimination of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Elimination of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1n. To Approve the Elimination of the Fundamental Investment Restriction Regarding the Purchase of Securities on Margin and Short Sales.
With respect to this Proposal, the shares of the Fund were voted as follows:
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
For Against Abstain
70,712,296 192,099 253,785
For Against Abstain
70,728,379 164,301 265,500
For Against Abstain
70,665,502 203,544 289,134
For Against Abstain
70,659,640 231,254 267,286

Additional Information
(continued)

Additional Information
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazili an Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-10/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: January 4, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: January 4, 2022